  As filed with the Securities and Exchange Commission on June 4, 1997.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE
              SECURITIES ACT OF 1933                            [_]

            Registration Statement No. 33-8371                  [_]
            Pre-Effective Amendment No.                         [_]
                                       --

            Post-Effective Amendment No. 11                     [X]
            REGISTRATION STATEMENT UNDER THE
              INVESTMENT COMPANY ACT OF 1940                    [_]

            Registration Statement No. 811-4822                 [_]

            Amendment No. 12                                    [X]

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.
              (Exact Name of Registrant as Specified in Charter)
    333 West Wacker Drive, Chicago, Illinois                     60606
    (Address of Principal Executive Offices)                   (Zip Code)

      Registrant's Telephone Number, Including Area Code: (312) 917-7700

    Gifford R. Zimmerman, Esq.-Vice President and Assistant Secretary
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                    (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing         [_]  on (date) pursuant to paragraph (a)(1)
     pursuant to paragraph (b)

[X]  on June 10, 1997 pursuant       [_]  75 days after filing pursuant
     to paragraph (b)                     to paragraph (a)(2)

[_]  60 days after filing
     pursuant to paragraph (a)(1)    [_]  on (date) pursuant to paragraph
                                          (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

PURSUANT TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS ELECTED TO REGISTER AN INDEFINITE NUMBER OF SHARES. A RULE 24F-2 NOTICE FOR
THE REGISTRANT'S FISCAL YEAR ENDING FEBRUARY 28, 1997, WAS FILED ON OR ABOUT APRIL 29, 1997.
                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                   MASSACHUSETTS TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                          PROPOSED       PROPOSED
                                                          MAXIMUM        MAXIMUM      AMOUNT OF
          TITLE OF SECURITIES             AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
            BEING REGISTERED               REGISTERED     PER UNIT    OFFERING PRICE     FEE*
-------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value..   33,707,937      $1.00       $33,707,937     $100.00

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $107,538,253. The total amount of redeemed securities used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) was $74,160,316. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $33,377,937.
                 CALCULATION OF REGISTRATION FEE FOR SHARES OF
                      NEW YORK TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                                          PROPOSED       PROPOSED
                                                          MAXIMUM        MAXIMUM      AMOUNT OF
          TITLE OF SECURITIES             AMOUNT BEING OFFERING PRICE   AGGREGATE    REGISTRATION
            BEING REGISTERED               REGISTERED     PER UNIT    OFFERING PRICE     FEE*
-------------------------------------------------------------------------------------------------
Shares of Common Stock, $.01 par value..   10,900,479      $1.00       $10,900,479     $100.00

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

*Registrant has elected to calculate its filing fee in the manner described in Rule 24e-2 under the Investment Company Act of 1940. The total amount of secu-rities redeemed during the previous fiscal year was $18,772,951. The total amount of redeemed securities used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) was $8,202,472. The amount of redeemed securities being used for reduction of the registration fee in this Amendment is $10,570,479.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                    CONTENTS

                                       OF

                      POST-EFFECTIVE AMENDMENT NO. 11

                                       TO

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                FILE NO. 33-8371

                                      AND

                             AMENDMENT NO. 12

                                       TO

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               FILE NO. 811-4822

    This Registration Statement comprises the following papers and contents:

                 The Facing Sheet

                 Table of Contents

                 Cross-Reference Sheet

                 Part A--The Prospectus

                 Part B--The Statement of Additional Information

                 Copy of Annual Report to Shareholders (the financial state-
                  ments from which are incorporated by reference into the Statement of Additional Information)

                 Part C--Other Information

                 Signatures

                 Index to Exhibits

                 Exhibits

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.

                               -----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

 ITEM IN PART A
  OF FORM N-1A  PROSPECTUS LOCATION
 -------------- -------------------
   1            Cover Page
   2(a)         Fund Expenses
    (b)         Highlights
    (c)         Highlights
   3(a)         Financial Highlights
    (b)         Not applicable
    (c)         Yield
    (d)         Not applicable
   4(a)         General Information--Capital Stock; The Fund and Its Investment
                Objective and Policies
    (b)         The Fund and Its Investment Objective and Policies
    (c)         The Fund and Its Investment Objective and Policies
   5(a)         Management of the Fund
    (b)         Management of the Fund
    (c)         Management of the Fund
    (d)         General Information--Custodian, Shareholder Services Agent and
                Transfer Agent; How to Buy Fund Shares
    (e)         General Information--Custodian, Shareholder Services Agent and
                Transfer Agent
    (f)         Not applicable
    (g)         Not applicable
   5A           Not applicable
   6(a)         General Information--Capital Stock
    (b)         Not applicable
    (c)         General Information--Capital Stock
    (d)         Not applicable
    (e)         General Information
    (f)         Dividends and Taxes
    (g)         Dividends and Taxes
    (h)         Not applicable
   7(a)         Management of the Fund
    (b)         Net Asset Value; How to Buy Fund Shares
    (c)         How to Buy Fund Shares
    (d)         How to Buy Fund Shares

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.

                               -----------------

                             CROSS REFERENCE SHEET

                               PART A--PROSPECTUS

 ITEM IN PART A
  OF FORM N-1A  PROSPECTUS LOCATION
 -------------- -------------------
    (e)         How to Buy Fund Shares--Distribution and Service Plan
    (f)         How to Buy Fund Shares--Distribution and Service Plan
   8(a)         How to Redeem Fund Shares
    (b)         How to Redeem Fund Shares
    (c)         Not applicable
    (d)         How to Redeem Fund Shares
   9            Not applicable

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

 ITEM IN PART B                     LOCATION IN STATEMENT
  OF FORM N-1A                    OF ADDITIONAL INFORMATION
 --------------                   -------------------------
  10            Cover Page
  11            Cover Page
  12            Not applicable
  13            Fundamental Policies and Investment Portfolio
  14(a)         Management
    (b)         Management
    (c)         Management
  15(a)         Not applicable
    (b)         Management
    (c)         Management
  16(a)         Investment Adviser and Investment Management Agreement;
                Management
    (b)         Investment Adviser and Investment Management Agreement
    (c)         Not applicable
    (d)         Not applicable
    (e)         Not applicable
    (f)         Distribution and Service Plan
    (g)         Not applicable
    (h)         Independent Public Accountants and Custodian
    (i)         Not applicable
  17(a)         Portfolio Transactions
    (b)         Not applicable
    (c)         Portfolio Transactions
    (d)         Not applicable
    (e)         Not applicable
  18(a)         See "General Information" and "How to Redeem Fund Shares" in
                the Prospectus
    (b)         Not applicable
  19(a)         Additional Information on the Purchase of Fund Shares
    (b)         Net Asset Value
    (c)         Not applicable
  20            Tax Matters
  21(a)         See "How to Buy Fund Shares" in the Prospectus
    (b)         Not applicable
    (c)         Not applicable
  22(a)         Yield Information
    (b)         Not applicable
  23            Incorporated by reference to Annual Report

                               PART A--PROSPECTUS

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

NUVEEN
Money Market
Funds

June 10, 1997

Prospectus


Dependable, tax-free income
to help you keep more of
what you earn.

                        [PHOTO OF COUPLE APPEARS HERE]

Massachusetts
New York

                    Nuveen Tax-Free Money Market Fund, Inc.

                    JUNE 10, 1997

                    PROSPECTUS

                    Nuveen Tax-Free Money Market Fund, Inc. is an open-end, diversified management investment company con-sisting of the two money market funds named above (the "Funds"). Each Fund represents a separate port-folio, and has the objective of providing, through investment in high quality short-term Municipal Obli-gations, as high a level of current interest income exempt from both federal and designated state income taxes as is consistent, in the view of the Fund's management, with stability of principal and the main-tenance of liquidity.

                    This Prospectus, which should be retained for future reference, sets forth concisely the information about the Funds that a prospective investor should know before investing. A "Statement of Additional Informa-tion" dated June 10, 1997, containing additional information about the Funds has been filed with the Securities and Exchange Commission and is incorpo-rated by reference into this Prospectus. A copy of this statement may be obtained without charge by writing to Nuveen Tax-Free Money Market Fund, Inc., or by calling John Nuveen & Co. Incorporated at the number provided below. For more information, call toll-free (800) 621-7227.

                    An investment in the Funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

                    Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insur-ance Corporation, the Federal Reserve Board or any other agency.

                    The Funds may invest a significant percentage of their assets in the securities of a single issuer, and, therefore, an investment in the Funds may be riskier than an investment in other types of money market funds.

                    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAP-PROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURI-TIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    John Nuveen & Co. Incorporated

                    For information, call toll-free (800) 621-7227

                                      ---

Contents

   2 Summary of Fund Expenses
   3 Highlights
   5 Financial Highlights
   6 Yield
   7 The Fund and Its Investment
     Objective and Policies
  11 Management of the Fund
  11 Dividends and Taxes
  13 Net Asset Value
  14 How to Buy Fund Shares
  16 How to Redeem Fund Shares
  19 General Information
  19 Taxable Equivalent Yield Tables

Summary of Fund Expenses

The following tables illustrate all expenses and fees that a shareholder will incur. The expenses and fees shown are for the fiscal year ended February 28, 1997.

                                         INSTITUTIONAL DISTRIBUTION     SERVICE
SHAREHOLDER TRANSACTION EXPENSES                SERIES  PLAN SERIES PLAN SERIES
-------------------------------------------------------------------------------
MASSACHUSETTS FUND
Sales charges imposed on purchases                None         None        None
Sales charges imposed on reinvested
 dividends                                        None         None        None
Redemption fees                                   None         None        None
Exchange fees                                     None         None        None
NEW YORK FUND
Sales charges imposed on purchases                None         None        None
Sales charges imposed on reinvested
 dividends                                        None         None        None
Redemption fees                                   None         None        None
Exchange fees                                     None         None        None
-------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (AS A          INSTITUTIONAL DISTRIBUTION     SERVICE
PERCENTAGE OF AVERAGE DAILY NET ASSETS)         SERIES  PLAN SERIES PLAN SERIES
-------------------------------------------------------------------------------
MASSACHUSETTS FUND
Management fees                                   .40%         .40%        .40%
12b-1 fees (or service fees)                      None          .09         .12
Other operating expenses, after expense
 reimbursements                                    .15          .06         .03
-------------------------------------------------------------------------------
Total expenses, after expense reim-
 bursements                                        .55          .55         .55
-------------------------------------------------------------------------------
NEW YORK FUND
Management fees                                   .40%         .40%        .40%
12b-1 fees (or service fees)                      None          .04         .03
Other operating expenses, after expense
 reimbursements                                    .15          .11         .12
-------------------------------------------------------------------------------
Total expenses, after expense reim-
 bursements                                        .55          .55         .55
-------------------------------------------------------------------------------

The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Funds charge no redemption fees of any kind.

                     1 YEAR 3 YEARS 5 YEARS 10 YEARS
----------------------------------------------------
MASSACHUSETTS FUND:
All series               $6     $18     $31      $69
NEW YORK FUND:
All series               $6     $18     $31      $69
----------------------------------------------------

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown. This example assumes that the percentage amounts listed for each Fund under Annual Operating Expenses remain the same in each of the periods.

                                      ---

The purpose of the foregoing tables is to help you understand all expenses and fees that you would bear directly or indirectly as an investor in the Funds.

As discussed under "Management of the Funds" and reflected in the tables on the previous page, the management fee is reduced or Nuveen Advisory assumes certain expenses in amounts necessary to prevent the total expenses of each series of each Fund in any fiscal year from exceeding .55 of 1% of the average daily net asset value of the series. Without expense reimbursements, for the fiscal year ended February 28, 1997, other operating expenses would have been .21 .41 and
 .22, and total expenses would have been .61, .90, and .74, of 1% of the average daily net assets, of the Institutional series, the Distribution Plan series and the Service Plan series, respectively, of the Massachusetts Fund. Without expense reimbursements, for the fiscal year ended February 28, 1997, other operating expenses would have been .72, .48, and .84, and total expenses would have been 1.12, .92, and 1.27 of 1% of the average daily net assets, of the Institutional series, the Distribution Plan series and the Service Plan series, respectively, of the New York Fund. See "Management of the Funds."

Highlights

Nuveen Tax-Free Money Market Fund, Inc. is an open-end, diversified management investment company whose shares are issued in separate classes, each covering a separate designated state portfolio. The Fund currently has two portfolios out-standing: the Nuveen Massachusetts Tax-Free Money Market Fund (the "Massachu-setts Fund") and the Nuveen New York Tax-Free Money Market Fund (the "New York Fund"). Each Fund invests primarily in high quality short-term Municipal Obli-gations of a single designated state, with the objective of providing as high a level of current interest income exempt both from federal income tax and from the income tax imposed by its designated state as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. Each Fund will value its investments at amortized cost and seek to maintain a net asset value of $1.00 per share. There is no guarantee that this value will be maintained, or that the objective of the Funds will be realized. See "Net Asset Value" on page 13 and "Investment Objective" on page 7.

Each Fund intends to qualify, as it has in prior years, for tax treatment as a regulated investment company and to satisfy conditions which will enable inter-est income that is exempt from federal and designated state income taxes in the hands of a Fund to retain such tax-exempt status when distributed to the share-holders of that Fund. See "Dividends and Taxes" on page 12.

HOW TO BUY FUND SHARES

Shares of each of the Funds may be purchased on days on which the Federal Reserve Bank of Boston is normally open for business ("business days") at the net asset value next determined after an order is received together with pay-ment in federal funds. The minimum initial investment is $5,000, and subsequent purchases must be in amounts of $100 or more. See "How to Buy Fund Shares" on page 14, or for further information, please call Nuveen toll-free at (800) 621-7227.

HOW TO REDEEM FUND SHARES

Shareholders may redeem shares at the net asset value next computed after receipt of a redemption request in proper form on any business day. Sharehold-ers may make redemption requests in writing or, for shareholders of the Distri-bution Plan series, by check. Shareholders who have completed and filed the necessary authorization form may make redemption requests by telephone with proceeds to be transferred to a predesignated bank account or sent to their address of record. There is no redemption fee. A fee may be charged for wire redemptions. See "How to Redeem Fund Shares" on page 16.

DIVIDENDS AND REINVESTMENT

Each of the Funds declares dividends daily from its accumulated net income on shares entitled to such dividends, and distributes such dividends monthly in the form of additional shares of the respective Funds or, at the option of the shareholder, in cash. See "Dividends and Taxes" on page 12.

INVESTMENT ADVISER AND PRINCIPAL UNDERWRITER

John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter of the shares of the Funds. The Funds have adopted Distribution and Service Plans under which qualifying organizations may be paid a fee for servicing share-holder accounts. A portion of the fees paid under these Plans is charged to the Distribution Plan and Service Plan series of shares of the Funds. See "How to Buy Fund Shares--Distribution and Service Plan" on page 16. Nuveen Advisory Corp. ("Nuveen Advisory"), a wholly-owned subsidiary of Nuveen, is the Funds' investment adviser and receives an annual management fee of .4 of 1% of the first $500 million of average daily net assets. See "Management of the Funds" on page 11.

INVESTMENTS
Each of the Funds invests primarily in Municipal Obligations consisting of money market instruments issued by governmental authorities in the Fund's des-ignated state (or

                                      ---
in certain possessions of the United States) having ratings or other credit and risk characteristics as described on pages 7-11, the income on which is exempt from federal and designated state income taxes. In addition, as described below, each Fund may invest a portion of its assets in taxable "temporary investments." Temporary investments are limited to obligations issued or guar-anteed by the full faith and credit of the United States, or certificates of deposit issued by U.S. banks with assets of at least $1 billion, or "high grade" commercial paper or corporate notes, bonds or debentures with a remain-ing maturity of 397 days or less, or repurchase agreements in respect of any of the foregoing with selected dealers, U.S. banks or other recognized financial institutions, subject to the specific limitations stated below. The Funds may from time to time invest a portion of their assets in debt obligations which are not rated, and in variable rate or floating rate obligations. Investors are urged to read the descriptions of these investments and practices set forth in this Prospectus. See "Investment Policies" on page 7.

The information set forth above should be read in conjunction with the detailed information set forth elsewhere in this Prospectus.


                                      ---

Financial Highlights

The following financial information has been derived from Nuveen Tax-Free Money Market Fund, Inc.'s financial statements, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report appearing in Nuveen Tax-Free Money Market Fund, Inc.'s Annual Report, and should be read in conjunction with the financial statements and related notes appearing in the Annual Report.

Selected data for a common share outstanding throughout each period is as fol-lows:

                                            INCOME FROM
                                       INVESTMENT OPERATIONS     LESS DISTRIBUTIONS
                                      ----------------------- ------------------------
                                                          NET
                                                 REALIZED AND  DIVIDENDS                  NET  TOTAL
                            NET ASSET              UNREALIZED  FROM TAX-                ASSET RETURN
                                VALUE        NET  GAIN (LOSS)     EXEMPT DISTRIBUTIONS  VALUE ON NET
                            BEGINNING INVESTMENT         FROM INVESTMENT  FROM CAPITAL END OF  ASSET
                            OF PERIOD    INCOME*  INVESTMENTS     INCOME         GAINS PERIOD  VALUE
----------------------------------------------------------------------------------------------------
 MA**
----------------------------------------------------------------------------------------------------
 YEAR ENDED 2/28/97
 Service Plan series           $1.000      $.028          $ -    $(.028)           $ - $1.000  2.84%
 Distribution Plan series       1.000       .028            -     (.028)             -  1.000  2.84
 Institutional series           1.000       .028            -     (.028)             -  1.000  2.84
 YEAR ENDED 2/29/96
 Service Plan series            1.000       .032            -     (.032)             -  1.000  3.17
 Distribution Plan series       1.000       .032            -     (.032)             -  1.000  3.17
 Institutional series           1.000       .032            -     (.032)             -  1.000  3.18
 YEAR ENDED 2/28/95
 Service Plan series            1.000       .025            -     (.025)             -  1.000  2.53
 Distribution Plan series       1.000       .025            -     (.025)             -  1.000  2.53
 Institutional series           1.000       .026            -     (.026)             -  1.000  2.61
 YEAR ENDED 2/28/94
 Service Plan series            1.000       .018            -     (.018)             -  1.000  1.77
 Distribution Plan series       1.000       .017            -     (.017)             -  1.000  1.74
 Institutional series           1.000       .018            -     (.018)             -  1.000  1.80
 YEAR ENDED 2/28/93
 Service Plan series            1.000       .023            -     (.023)             -  1.000  2.33
 Distribution Plan series       1.000       .023            -     (.023)             -  1.000  2.33
 Institutional series           1.000       .023            -     (.023)             -  1.000  2.34
 10 MONTHS ENDED 2/29/92
 Service Plan series            1.000       .032            -     (.032)             -  1.000  3.22
 Distribution Plan series       1.000       .032            -     (.032)             -  1.000  3.22
 Institutional series           1.000       .032            -     (.032)             -  1.000  3.24
 YEAR ENDED 4/30/91
 Service Plan series            1.000       .053            -     (.053)             -  1.000  5.30
 Distribution Plan series       1.000       .053            -     (.053)             -  1.000  5.30
 Institutional series           1.000       .053            -     (.053)             -  1.000  5.30
 YEAR ENDED,
 4/30/90++                      1.000       .057            -     (.057)             -  1.000  5.70
 4/30/89++                      1.000       .050            -     (.050)             -  1.000  5.00
 4/30/88++                      1.000       .043            -     (.043)             -  1.000  4.29
----------------------------------------------------------------------------------------------------
                                                  RATIOS/SUPPLEMENTAL DATA
                            ---------------------------------------------------------------------
                                                      RATIO OF NET                   RATIO OF NET
                                            RATIO OF    INVESTMENT       RATIO OF      INVESTMENT
                            NET ASSETS   EXPENSES TO     INCOME TO    EXPENSES TO       INCOME TO
                                END OF   AVERAGE NET   AVERAGE NET    AVERAGE NET     AVERAGE NET
                            PERIOD (IN ASSETS BEFORE ASSETS BEFORE   ASSETS AFTER    ASSETS AFTER
                            THOUSANDS) REIMBURSEMENT REIMBURSEMENT REIMBURSEMENT*  REIMBURSEMENT*
----------------------------------------------------------------------------------------------------
 MA**
----------------------------------------------------------------------------------------------------
 YEAR ENDED 2/28/97
 Service Plan series           $ 9,964          .74%        2.64%           .55%            2.83%
 Distribution Plan series       27,083          .90         2.49            .55             2.84
 Institutional series            3,977          .61         2.78            .55             2.84
 YEAR ENDED 2/29/96
 Service Plan series            38,251          .63         3.06            .55             3.14
 Distribution Plan series       26,279          .84         2.87            .55             3.16
 Institutional series            3,550          .57         3.12            .54             3.15
 YEAR ENDED 2/28/95
 Service Plan series            27,732          .61         2.49            .55             2.55
 Distribution Plan series       24,237          .82         2.28            .55             2.55
 Institutional series            1,036          .47         2.63            .47             2.63
 YEAR ENDED 2/28/94
 Service Plan series            38,576          .55         1.88            .52             1.91
 Distribution Plan series       27,773          .76         1.67            .55             1.88
 Institutional series            3,406          .49         1.93            .49             1.93
 YEAR ENDED 2/28/93
 Service Plan series            40,214          .73         2.16            .55             2.34
 Distribution Plan series       27,993          .82         2.07            .55             2.34
 Institutional series            5,325          .58         2.31            .55             2.34
 10 MONTHS ENDED 2/29/92
 Service Plan series            61,476          .62+        3.73+           .55+            3.80+
 Distribution Plan series       34,509          .72+        3.63+           .55+            3.80+
 Institutional series            8,917          .53+        3.82+           .53+            3.82+
 YEAR ENDED 4/30/91
 Service Plan series            37,979          .68         5.12            .55             5.25
 Distribution Plan series       33,809          .76         5.04            .55             5.25
 Institutional series           14,973          .54         5.26            .54             5.26
 YEAR ENDED,
 4/30/90++                      53,631          .74         5.48            .55             5.67
 4/30/89++                      31,319          .76         4.97            .55             5.18
 4/30/88++                      35,614          .75         4.03            .48             4.30
----------------------------------------------------------------------------------------------------

See notes on page 6.

                                      ---

Selected data for a common share outstanding throughout each period is as fol-lows:

                                            INCOME FROM
                                       INVESTMENT OPERATIONS     LESS DISTRIBUTIONS
                                      ----------------------- ------------------------
                                                          NET
                                                 REALIZED AND  DIVIDENDS                  NET  TOTAL
                            NET ASSET              UNREALIZED  FROM TAX-                ASSET RETURN
                                VALUE        NET  GAIN (LOSS)     EXEMPT DISTRIBUTIONS  VALUE ON NET
                            BEGINNING INVESTMENT         FROM INVESTMENT  FROM CAPITAL END OF  ASSET
                            OF PERIOD    INCOME*  INVESTMENTS     INCOME         GAINS PERIOD  VALUE
----------------------------------------------------------------------------------------------------
 NY**
----------------------------------------------------------------------------------------------------
 YEAR ENDED 2/28/97
 Service Plan series           $1.000      $.029          $ -    $(.029)           $ - $1.000  2.90%
 Distribution Plan series       1.000       .029            -     (.029)             -  1.000  2.90
 Institutional series           1.000       .029            -     (.029)             -  1.000  2.90
 YEAR ENDED 2/29/96
 Service Plan series            1.000       .032            -     (.032)             -  1.000  3.20
 Distribution Plan series       1.000       .032            -     (.032)             -  1.000  3.20
 Institutional series           1.000       .032            -     (.032)             -  1.000  3.20
 YEAR ENDED 2/28/95
 Service Plan series            1.000       .024            -     (.024)             -  1.000  2.36
 Distribution Plan series       1.000       .024            -     (.024)             -  1.000  2.37
 Institutional series           1.000       .023            -     (.023)             -  1.000  2.28
 YEAR ENDED 2/28/94
 Service Plan series            1.000       .015            -     (.015)             -  1.000  1.51
 Distribution Plan series       1.000       .015            -     (.015)             -  1.000  1.51
 Institutional series           1.000       .015            -     (.015)             -  1.000  1.51
 YEAR ENDED 2/28/93
 Service Plan series            1.000       .020            -     (.020)             -  1.000  2.02
 Distribution Plan series       1.000       .020            -     (.020)             -  1.000  2.02
 Institutional series           1.000       .020            -     (.020)             -  1.000  2.02
 10 MONTHS ENDED 2/29/92
 Service Plan series            1.000       .029            -     (.029)             -  1.000  2.94
 Distribution Plan series       1.000       .029            -     (.029)             -  1.000  2.94
 Institutional series           1.000       .030            -     (.030)             -  1.000  2.97
 YEAR ENDED 4/30/91
 Service Plan series            1.000       .047            -     (.047)             -  1.000  4.73
 Distribution Plan series       1.000       .047            -     (.047)             -  1.000  4.73
 Institutional series           1.000       .047            -     (.047)             -  1.000  4.73
 YEAR ENDED,
 4/30/90++                      1.000       .054            -     (.054)             -  1.000  5.36
 4/30/89++                      1.000       .050            -     (.050)             -  1.000  4.95
 4/30/88++                      1.000       .041            -     (.041)             -  1.000  4.10
----------------------------------------------------------------------------------------------------
                                                  RATIOS/SUPPLEMENTAL DATA
                            ---------------------------------------------------------------------
                                                      RATIO OF NET                   RATIO OF NET
                                            RATIO OF    INVESTMENT        RATIO OF     INVESTMENT
                            NET ASSETS   EXPENSES TO     INCOME TO     EXPENSES TO      INCOME TO
                                END OF   AVERAGE NET   AVERAGE NET     AVERAGE NET    AVERAGE NET
                            PERIOD (IN ASSETS BEFORE ASSETS BEFORE    ASSETS AFTER   ASSETS AFTER
                            THOUSANDS) REIMBURSEMENT REIMBURSEMENT  REIMBURSEMENT* REIMBURSEMENT*
----------------------------------------------------------------------------------------------------
 NY**
----------------------------------------------------------------------------------------------------
 YEAR ENDED 2/28/97
 Service Plan series           $   414         1.27%         2.17%            .55%          2.89%
 Distribution Plan series       26,116          .92          2.52             .55           2.89
 Institutional series               17         1.12          2.33             .55           2.90
 YEAR ENDED 2/29/96
 Service Plan series               554         1.92          1.82             .55           3.19
 Distribution Plan series       31,631          .94          2.80             .55           3.19
 Institutional series               17         1.38          2.37             .55           3.20
 YEAR ENDED 2/28/95
 Service Plan series               640          .95          1.98             .55           2.38
 Distribution Plan series       29,798          .79          2.14             .55           2.38
 Institutional series               17         2.14           .79             .55           2.38
 YEAR ENDED 2/28/94
 Service Plan series               557         1.49           .69             .55           1.63
 Distribution Plan series       27,886          .78          1.40             .55           1.63
 Institutional series               17         4.60         (2.42)            .55           1.63
 YEAR ENDED 2/28/93
 Service Plan series               529         1.17          1.42             .55           2.04
 Distribution Plan series       34,827          .78          1.81             .55           2.04
 Institutional series               17        19.33        (16.59)            .55           2.19
 10 MONTHS ENDED 2/29/92
 Service Plan series             1,934          .87+         3.19+            .55+          3.51+
 Distribution Plan series       45,259          .71+         3.35+            .55+          3.51+
 Institutional series               17        11.89+        (7.83)+           .55+          3.51+
 YEAR ENDED 4/30/91
 Service Plan series             1,653          .88          4.39             .55           4.72
 Distribution Plan series       41,446          .69          4.58             .55           4.72
 Institutional series               17          .62          4.65             .55           4.72
 YEAR ENDED,
 4/30/90++                      41,602          .71          5.18             .55           5.34
 4/30/89++                      30,262          .86          4.74             .55           5.05
 4/30/88++                      17,016         1.03          3.54             .50           4.07
----------------------------------------------------------------------------------------------------

* Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see Notes to Financial State-ments in the Annual Report).

** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the above per share data by series.

+ Annualized.

++ Represents combined per share data and ratios for the Service Plan, Distri-bution Plan and Institutional series.

Yield

From time to time, Nuveen Tax-Free Money Market Fund, Inc. may advertise the "yield," "effective yield" and "taxable equivalent yield" of the various series of each of its two Funds. The "yield" of a series refers to the rate of income generated by an investment in the series over a specified seven-day period, expressed as an annualized figure. "Effective yield" is calculated similarly except that, when annualized, the income earned by the investment is assumed to be reinvested. Accordingly, the effective yield will be slightly higher than the yield due to this compounding effect. "Taxable equivalent yield" is the yield that a taxable investment would need to generate in order to equal the series' yield on an after-tax basis for an investor in a stated tax bracket (normally assumed to be the bracket with the highest marginal tax rate). A tax-able equivalent yield quotation for a given series will be higher than the yield or the effective yield quotations for the series. Additional information concerning performance figures appears in the Statement of Additional Informa-tion.

                                      ---

Based on the seven-day period ended February 28, 1997, the current yield, effective yield and taxable equivalent yield (using a combined federal and state income tax rate of 47.0% for Massachusetts and 43.5% for New York) for the Massachusetts and New York Funds were as follows:

                                         TAXABLE
                    CURRENT EFFECTIVE EQUIVALENT
                      YIELD     YIELD      YIELD
------------------------------------------------
MASSACHUSETTS FUND
All series            2.79%     2.83%      5.26%
NEW YORK FUND
All series            2.86%     2.90%      5.06%
------------------------------------------------

This Prospectus may be in use for a full year and it can be expected that dur-ing this period there will be material fluctuations in yield from that quoted above. For information as to current yields, please call Nuveen at (800) 621-7227.

The Fund and Its Investment Objective and Policies

INVESTMENT OBJECTIVE
Nuveen Tax-Free Money Market Fund, Inc. is an open-end, diversified management investment company which has the objective of providing, through investment in professionally managed portfolios of high quality short-term Municipal Obliga-tions (described below), as high a level of current interest income exempt both from federal income tax and from the income tax imposed by each Fund's designated state as is consistent, in the view of the management of Nuveen Tax-Free Money Market Fund, Inc., with stability of principal and the mainte-nance of liquidity. Each Fund's investment objective is a fundamental policy of the Fund and may not be changed without the approval of the holders of a majority of the shares of that Fund. Each Fund values its portfolio securities at amortized cost and seeks to maintain a constant net asset value of $1.00 per share. There is a risk in all investments and, therefore, there can be no assurance that the objective of any Fund will be achieved.

INVESTMENT POLICIES
Each Fund pursues its investment objective through the investment policies described below. These policies are essentially the same for each Fund, except that each Fund will primarily invest in short-term Municipal Obligations of issuers in the Fund's designated state (or in Municipal Obligations issued by governmental authorities in certain possessions of the United States to the extent interest on such obligations is exempt from taxation by the states pur-suant to federal law), in order that the interest income on such short-term Municipal Obligations is exempt from that state's income tax as well as fed-eral income tax. Because of the different credit characteristics of governmen-tal authorities in each of the designated states and because of differing supply and demand factors for each state's short-term Municipal Obligations, there may be differences in the yield on each Fund and the degree of market and financial risk to which each Fund is subject. Ordinarily, short-term Municipal Obligations in which the Funds will invest offer lower yields than Municipal Obligations with longer maturities, although the latter present greater market risk (i.e., the risk that their market values will be affected by changes in interest rates). Similarly, the fact that the Funds invest in high quality Municipal Obligations tends to reduce the yield as compared with investments in lower quality securities, but the higher quality securities present less credit risk (i.e., the risk that principal and interest will not be paid when due). Each Fund will, as a fundamental policy, pursue its invest-ment objective by investing at least 80% of its net assets in its designated state's short-term Municipal Obligations, except during temporary defensive periods.

PORTFOLIO INVESTMENTS
Each Fund's investment assets are eligible for purchase by money market funds under applicable guidelines of the Securities and Exchange Commission ("SEC"), and consist of (1) short-term Municipal Obligations which at the time of pur-chase are rated within the two highest long-term grades by Moody's Investors Service, Inc. ("Moody's")--Aaa or Aa, or by Standard & Poor's Corporation ("S&P")--AAA or AA or, in the case of municipal notes, rated MIG-1, MIG-2, VMIG-1 or VMIG-2 by Moody's or SP-1 or SP-2 by S&P, or, in the case of munici-pal commercial paper, rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P; (2) unrated short-term Municipal Obligations which, in the opinion of Nuveen Advisory, have credit characteristics equivalent to the foregoing and are deemed to be of "high quality" by Nuveen Advisory; and (3) temporary investments, within the limitations and for the purposes as stated below. To the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in pur-chasing comparable but rated Municipal Obligations.

The investments of the Funds will be limited to obligations maturing within 397 days from the date of acquisition or which have variable or floating rates of interest (which rates vary with changes in specified market rates or indi-ces such as a bank prime rate or tax-exempt money market index). The Funds may invest in such variable and floating rate instruments even if they carry stated maturities in excess of 397 days, provided that (1) certain conditions contained in rules and regulations issued by the SEC under the Investment Com-pany Act of 1940 are satisfied, and (2) they permit the Funds to recover the full principal amount thereof upon specified notice. The right of each Fund to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

The types of short-term Municipal Obligations in which the Funds may invest include bond anticipation notes, tax

                                      ---
anticipation notes, revenue anticipation notes, construction loan notes issued to provide construction financing for specific projects, and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collec-tions or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on those short-term securities.

Because the Funds invest in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Funds and affect share price.

To help protect against such losses, each Fund has obtained from MBIA Insurance Corp. a commitment to issue, subject to certain conditions and at a Fund's request, insurance policies to cover certain Municipal Obligations held by the Fund that are backed by a credit agreement from one of a number of banks previ-ously approved by MBIA. If the bank were to deteriorate financially (under standards set forth in MBIA's commitment), the Fund could elect to purchase insurance on the underlying Municipal Obligation from MBIA, which would insure payment of regularly scheduled principal of and interest on the Municipal Obli-gation. Although this insurance would not guarantee the market value of the Municipal Obligation or the value of the Fund shares, each Fund believes that its ability to obtain such insurance will enable the Fund to hold or sell these securities at a price at or near their par value.

Except during temporary defensive periods, each Fund will invest at least 80% of its net assets in short-term Municipal Obligations, and not more than 20% of its net assets in "temporary investments," the income from which may be subject to its designated state's income tax or to both federal and state income taxes, including the federal alternative minimum tax. During extraordinary circum-stances, a Fund may invest more than 20% of its net assets in temporary invest-ments for defensive purposes. The Funds to date have never purchased, and have no present intention to purchase, temporary investments. Each Fund will invest in temporary investments with remaining maturities of 397 days or less which, in the opinion of Nuveen Advisory, are of "high grade" quality. The foregoing restrictions and other limitations discussed herein will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisi-tion of securities.

Because investments of the Funds will consist of securities with relatively short maturities, the Funds can expect to have a high portfolio turnover rate. The Funds will maintain a dollar-weighted average portfolio maturity of not more than 90 days. During the fiscal year ended February 28, 1997, the average maturity of the Massachusetts Fund ranged from 25 to 59 days and the average maturity of the New York Fund ranged from 21 to 53 days.

MUNICIPAL OBLIGATIONS
Municipal Obligations include debt obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of such public facilities as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refinancing of outstanding obligations, the obtaining of funds for general operating expenses and for loans to other public institutions and facilities. In addition, certain industrial development bonds and pollution control bonds may be included within the term Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax. Municipal Obligations in which each Fund will primarily invest are issued by that Fund's designated state and cities and local authorities in that state or are issued by posses-sions of the United States within Section 103(c) of the Internal Revenue Code (such as Puerto Rico), and bear interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and from income tax imposed by the designated state.

Two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development and pollution control bonds are in most cases revenue bonds and do not gener-ally constitute the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obliga-tions, both within a particular classification and between classifications, depending on numerous factors.

Municipal Obligations can be further classified between bonds and notes. Bonds are issued to raise longer-term capital but, when purchased by the Funds, will have 397 days or less remaining until maturity or will have a variable or floating rate of interest (see below). These issues may be either general obli-gation bonds or revenue bonds.

Notes are short-term instruments with a maturity of two years or less. Most notes are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated reve-nues.

Municipal Obligations also include very short-term unsecured, negotiable prom-issory notes, issued by states, municipalities, and their agencies which are known as "tax-exempt commercial paper" or "municipal paper." Payment of princi-pal and interest on issues of municipal paper may be made from various sources, to the extent that funds are available therefrom. There is a limited secondary market for issues of municipal paper.

                                      ---

While these various types of notes as a group represent the major portion of the tax-exempt note market, other types of notes are occasionally available in the marketplace, and the Funds may invest in such other types of notes to the extent consistent with their investment objectives and limitations. Such notes may be issued for different purposes and with different security than those mentioned above.

The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general money market and the Municipal Obliga-tion market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

The Funds may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the reg-ular settlement date. (When-issued transactions normally settle within 15 to 45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment to purchase. The commit-ment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation. No interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost.

Obligations of issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Municipal Obligations may be materially affected.

ECONOMIC FACTORS PERTAINING TO DESIGNATED STATES
Because each Fund will concentrate its investment in Municipal Obligations issued by governmental authorities within a single designated state, it may be affected by political, economic or regulatory factors that may impair the abil-ity of issuers in that state to pay interest on or to repay the principal of their debt obligations. Set forth below are summaries of economic factors that bear upon the risk of investing in Municipal Obligations issued by public authorities in the designated states that are the subject of currently offered Funds. This information was obtained from official statements of issuers located in the respective designated states as well as from other publicly available official documents and statements. Nuveen Tax-Free Money Market Fund, Inc. has not independently verified any of the information contained in such statements and documents. Additional considerations relating to these risks are contained in the Statement of Additional Information.

MASSACHUSETTS

In recent years, the Commonwealth of Massachusetts and certain of its public bodies and municipalities, particularly the City of Boston, have faced serious financial difficulties which have affected the credit standing and borrowing abilities of Massachusetts and these respective entities and may have contrib-uted to higher interest rates on debt obligations. As a result of these diffi-culties, the rating agencies lowered the credit ratings on Massachusetts general obligation bonds several times during 1989 and 1990. Since then, both S&P and Moody's have upgraded Massachusetts general obligation bonds several times. As of the date of this Prospectus, the uninsured general obligation bonds carry a rating of A+ by S&P and A1 by Moody's. Since 1988, there has been a significant slowdown in the Commonwealth's economy, as indicated by a rise in unemployment, a slowing of its per capita income growth and a trend in declin-ing state revenues. In fiscal 1991, the Commonwealth's expenditures for state government programs exceeded current revenues, and although fiscal 1992, 1993, 1994, 1995 and 1996 results indicate that revenues exceeded expenditures, no assurance can be given that lower than expected tax revenues will not resume and continue. The continuation of, or an increase in, the financial difficul-ties of the Commonwealth and its public bodies and municipalities, or the development of a financial crisis relating to these entities, could result in declines in the market value of, or default on, existing obligations issued by governmental authorities in the state of Massachusetts, including Municipal Obligations held by the Massachusetts Fund. Many factors, in addition to those cited above, do or may have a bearing upon the financial condition of the Com-monwealth, including social and economic conditions, many of which are not within the control of the Commonwealth.

NEW YORK
New York State has historically been one of the wealthiest states in the nation. For decades, however, the State's economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of gener-ally less affluent residents. Regionally, the older Northeast cities have suf-fered because of the relative success that the South and the West have had in attracting people and business. New York City

                                      ---
has faced greater competition as other major cities have developed financial and business resources which make them less dependent on the specialized serv-ices traditionally available almost exclusively in New York City, which has had an additional negative impact on New York City's recovery. The State has for many years had a very high State and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

The State's economic growth continues to lag behind the nation's due in part to a significant retrenchment in the banking and financial services industry, cut-backs in defense spending, and an overbuilt real estate market.

The State has projected continued moderate economic growth within New York dur-ing 1997 reflecting continued moderate expansion of the national economy. The State has forecasted a slowing in economic expansion during 1998.

The State ended its 1996-97 fiscal year with an operating surplus of approxi-mately $1.4 billion. The State Legislature enacted the State's 1996-97 fiscal year budget on July 13, 1996, more than three months after the start of that fiscal year.

As of January 14, 1997, the updated 1996-97 State Financial Plan (the "Plan") projected total general fund receipts of $33 billion and disbursements of $32.8 billion, representing reductions in receipts and disbursements of $207 million and $228 million, respectively, from the amounts set forth in the 1996-97 State budget, as adopted by the legislature. The Plan projected a General Fund bal-ance of approximately $358 million at the close of the 1996-97 fiscal year.

The Governor issued a proposed State budget for the 1997-98 fiscal year on Jan-uary 14, 1997, which projected a balanced general fund and receipts and dis-bursements each of $32.9 billion. As of May 5, 1997, the State legislature had not yet enacted, nor had the Governor and the legislature reached an agreement on, the budget for the 1997-98 fiscal year commencing on April 1, 1997. The Governor and the State's legislature have agreed on or proposed a series of short-term stopgap spending measures to fund state payrolls and advances to certain municipalities and certain state programs. The delay in the enactment of the budget may negatively affect certain proposed actions and reduce pro-jected savings.

On June 13, 1996, New York City adopted a 1997 fiscal year budget, which pro-vided for $33 billion in spending. Due to increased tax revenues resulting from increased Wall Street profits and tourism, New York City has estimated that it may end the 1997 fiscal year with a surplus of $800 million. On January 30, 1997, the Mayor outlined his proposed $32.9 billion budget. The Mayor's pro-posed budget called for $550 million in additional spending cuts at City agen-cies and a continuation of the personal income tax surcharge which is due to expire and annually yields approximately $500 million in revenues. On May 6, 1997, the Mayor indicated that as a result of the increased surplus for the 1997 fiscal year the proposed 1998 fiscal year budget would be modified to include a reduction in sales taxes, $320 million of increased spending and repayment of $330 million of the City's debt.

The Governor and the legislature have not agreed upon the level of State aid to the City during the 1998 fiscal year and there can be no assurances that fur-ther cuts will not be necessary to close additional budget gaps once a state budget is adopted. If State or Federal aid in later years is less than the level projected in the Mayor's proposal, projected savings may be negatively impacted and the Mayor may be required to propose significant additional spend-ing reductions or tax increases to balance the City's budget for the 1998 and later fiscal years. If the State, the State Agencies, New York City, other municipalities or school districts were to suffer serious financial difficul-ties jeopardizing their respective access to the public credit markets, or increasing the risk of a default, the market price of Municipal Obligations issued by such entities could be adversely affected.

On March 5, 1997, New York Governor George Pataki signed legislation creating The New York City Transitional Finance Authority, which will be authorized to issue up to $7.5 billion in bonds for capital spending by New York City. The City had faced limitations on its borrowing capacity after 1998 under the State's Constitution that would have prevented it from borrowing additional funds, as a result of the decrease in real estate values within the City.

CERTAIN FUNDAMENTAL INVESTMENT POLICIES

Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding shares of that Fund, (1) invest more than 5% of its total assets in securities of any one issuer, except that this limitation shall not apply to securities of the United States government, its agencies and instrumentalities or to the investment of 25% of such Fund's assets; (2) invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years; (3) invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations; or (4) invest more than 25% of its total assets in securities of issuers in any one industry, provided, however, that such limitation shall not be applicable to municipal bonds issued by governments or political subdivisions of govern-ments, and obligations issued or guaranteed by the U.S. Government, its agen-cies or instrumentalities. For purposes of the foregoing sentence, the "issuer" of a security shall be deemed to be the entity whose assets and revenues are committed to the payment of principal and interest on such security, provided that the guarantee of an instrument will be considered a separate security (subject to certain exclusions allowed under the Investment Company Act of 1940). It is a fundamental policy of each
                                      -10--
of the Funds, which cannot be changed without the approval of the holders of a majority of shares of such Fund, that a Fund will not hold securities of a sin-gle bank, including securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of such Fund. The foregoing restrictions and other limitations discussed herein will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisi-tion of securities.

For a more complete description of the fundamental and non-fundamental invest-ment policies summarized above and the other fundamental investment policies applicable to each of the Funds, see the Statement of Additional Information. The investment policies of a Fund specifically identified as fundamental, together with its investment objective, cannot be changed without approval by holders of a "majority of the Fund's outstanding voting shares." As defined by the Investment Company Act of 1940, this means the vote of (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy or (ii) more than 50% of the shares, which-ever is less.

Management of the Fund

The management of Nuveen Tax-Free Money Market Fund, Inc., including general supervision of the duties performed for each Fund by Nuveen Advisory under the Investment Management Agreement, is the responsibility of the Board of Direc-tors of Nuveen Tax-Free Money Market Fund, Inc.

Nuveen Advisory acts as the investment adviser for and manages the investment and reinvestment of the assets of each Fund. Its address is 333 West Wacker Drive, Chicago, Illinois 60606. Nuveen Advisory also administers the Funds' business affairs, provides office facilities and equipment and certain cleri-cal, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or officers of Nuveen Tax-Free Money Market Fund, Inc. if elected to such positions.

For the services and facilities furnished by Nuveen Advisory, each Fund has agreed to pay an annual management fee as follows:

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEES
-------------------------------------------
For the first $500 million       .400 of 1%
For the next $500 million        .375 of 1%
For assets over $1 billion       .350 of 1%
-------------------------------------------

All fees and expenses are accrued daily and deducted before payment of divi-dends to investors. In addition to the management fee of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Funds' general administrative expenses allocated in proportion to the net assets of each Fund. Included in the expenses paid by the Funds is each Fund's share of payments under its Distribution and Service Plans.

The management fees will be reduced or Nuveen Advisory will assume certain expenses of each series of each Fund in amounts necessary to prevent the total expenses (including Nuveen Advisory's management fees and the Distribution Plan series and the Service Plan series of each Fund's share of payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) of each series in any fiscal year from exceeding .55 of 1% of the average daily net asset value of such series. For the fiscal year ended February 28, 1997, management fees amounted to .40 of 1% of the average daily net assets of each Fund. For the fiscal year ended February 28, 1997, net of applicable expense reimbursements, total expenses were .55 of 1% of the average daily net assets of each series of the Massachusetts and New York Funds. Without expense reimbursements, total expenses for the fiscal year ended February 28, 1997 would have been .61, .90 and .74 of 1% of the average daily net assets of the Institutional series, the Distribution Plan series and the Service Plan series, respectively, of the Massachusetts Fund, and 1.12, .92 and
1.27 of 1% of the average daily net assets of the Institutional series, the Distribution Plan series and the Service Plan series, respectively, of the New York Fund.

Nuveen Advisory currently serves as investment adviser to 42 open-end funds (the "Nuveen Mutual Funds") and 52 exchange-traded municipal securities funds (the "Nuveen Exchange-Traded Funds"). As of the date of this Prospectus, Nuveen Advisory manages approximately $34 billion in assets held by the Nuveen Mutual Funds and the Nuveen Exchange-Traded Funds.

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), 333 West Wacker Drive, Chicago, Illinois 60606. Over 1,000,000 individuals have invested to date in Nuveen's funds and unit trusts. Founded in 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

Dividends and Taxes

DIVIDENDS
All of the net income attributable to the respective series of each Fund is declared on each calendar day as a dividend on shares entitled to such divi-dend. Net income of each Fund series consists of all interest income accrued and discounts earned on portfolio assets (adjusted for amortization of premium or discount on securities when required for federal income tax purposes), plus or minus any realized

                                      ---
short-term gains or losses on portfolio instruments since the previous dividend declaration, less estimated expenses incurred subsequent to the previous divi-dend declaration. For the Service Plan series and Distribution Plan series of the Funds, expenses will include, among other things, payments to banks or other organizations and securities dealers pursuant to Service Agreements and Distribution Agreements with Nuveen. See "Distribution and Service Plan" below for additional information on these expenses. It is not expected that realized or unrealized gains or losses on portfolio instruments will be a meaningful factor in the computation of the net income of the Funds. Dividends are paid monthly and are reinvested in additional shares of the Fund on which the divi-dends are declared at net asset value or, at the shareholder's option, paid in cash. Net realized long-term capital gains, if any, will be paid not less fre-quently than once a year within 30 days of the end of the Nuveen Tax-Free Money Market Fund, Inc.'s fiscal year and reinvested in additional shares of the Fund on which such gains are paid at net asset value unless the shareholder has elected to receive capital gains in cash. The Funds do not anticipate realizing any significant long-term capital gains or losses.

FEDERAL INCOME TAX MATTERS
Each Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for tax treatment as a regulated investment company. Each fund also intends to satisfy conditions which will enable interest from Municipal Obligations, which is exempt from federal income tax in the hands of the Fund, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Distributions by each Fund of net income received, if any, from taxable tempo-rary investments and net short-term capital gains, if any, realized by the Fund, will be taxable to shareholders as ordinary income. So long as a Fund qualifies as a regulated investment company under the Code, distributions to shareholders will not qualify for the dividends received deduction for corpora-tions. If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, the Fund would incur a regular corporate federal income tax upon its taxable income for that year, and the entire amount of distributions to shareholders would be taxable to shareholders as ordinary income.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry shares of a Fund is not deductible. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Tax-exempt income is taken into account in calculating the amount of social security and railroad retirement benefits that may be subject to federal income tax.

The Funds may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or who are "related persons" of such substan-tial users. Accordingly, the Funds may not be appropriate investments for shareholders who are considered either a "substantial user" or a "related per-son" thereof. Such persons should consult their tax advisers before investing in the Funds.

Although the Funds have not done so and have no present intention to do so, the Funds may also invest in private activity bonds, the interest on which is a specific item of tax preference for purposes of computing the alternative mini-mum tax on corporations and individuals. This type of private activity bond includes most industrial and housing revenue bonds. Shareholders whose tax lia-bility is determined under the alternative minimum tax will be taxed on their share of the Fund's exempt-interest dividends that were paid from income earned on these bonds. In addition, the alternative minimum taxable income for corpo-rations is increased by 75% of the difference between an alternative measure of income ("adjusted current earnings") and the amount otherwise determined to be alternative minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by the Fund that would otherwise be tax exempt, is included in calculating a corporation's adjusted current earnings.

Each Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifi-cates, or who are otherwise subject to back-up withholding.

STATE INCOME TAX MATTERS

MASSACHUSETTS

Individual shareholders of the Massachusetts Fund who are subject to Massachu-setts income taxation will not be required to include that portion of their federally tax-exempt dividends in Massachusetts gross income which the Massa-chusetts Fund clearly identifies as directly attributable to interest earned on Municipal Obligations issued by governmental authorities in Massachusetts which are specifically exempted from income taxation in Massachusetts, provided such dividends are identified in a timely written notice mailed to shareholders of the Massachusetts Fund, or interest earned on obligations of certain United States territories or possessions. Similarly, such shareholders will not be required to include in Massachusetts gross income capital gain dividends desig-nated by the Massachusetts Fund to the extent such dividends are attributable to gains derived from Municipal Obligations issued by Massachusetts governmen-tal authorities and are specifically exempted from income taxation in Massachu-setts, provided such dividends are identified in a timely written notice mailed to shareholders of the Massachusetts Fund. Lastly,

                                      ---
any dividends of the Massachusetts Fund attributable to interest on United States obligations exempt from state taxation and included in Federal gross income will not be included in Massachusetts gross income, provided such divi-dends are identified in a timely written notice mailed to shareholders of the Massachusetts Fund. Distributions of dividends derived from any net income received from taxable temporary investments and any net short-term capital gains realized by the Massachusetts Fund will be included in shareholders' Mas-sachusetts income.

With respect to corporate shareholders of the Massachusetts Fund that are sub-ject to the Massachusetts excise tax, dividends received from the Massachusetts Fund are includable in gross income and generally may not be deducted by corpo-rate shareholders in computing their net income, and the net worth base of an intangible property corporation includes the corporate shareholders' shares in the Massachusetts Fund.

NEW YORK
Individual shareholders of the New York Fund who are subject to New York State or New York City personal income taxation will not be required to include in their New York adjusted gross income that portion of their exempt-interest div-idends (as determined for federal income tax purposes) which the New York Fund clearly identifies as directly attributable to interest earned on Municipal Obligations issued by governmental authorities in New York ("New York Municipal Obligations") and which are specifically exempted from personal income taxation in New York State or New York City, or interest earned on obligations of U.S. territories or possessions that is exempt from taxation by the states pursuant to federal law. Distributions to individual shareholders of dividends derived from interest that does not qualify as exempt-interest dividends (as determined for federal income tax purposes), distributions of exempt-interest dividends (as determined for federal income tax purposes) which are derived from interest on Municipal Obligations issued by governmental authorities in states other than New York State, and distributions derived from interest earned on federal obligations will be included in their New York adjusted gross income as ordi-nary income. Distributions to individual shareholders of the New York Fund of capital gain dividends (as determined for federal income tax purposes) will be included in their New York adjusted gross income as long-term capital gains. Distributions to individual shareholders of the New York Fund of dividends derived from any net income received from taxable temporary investments and any net short-term capital gains realized by the New York Fund will be included in their New York adjusted gross income as ordinary income.

For purposes of New York State franchise taxation (or New York City general corporation taxation), entire income will include dividends received from the New York Fund (as determined for federal income tax purposes), and investment capital will include a corporate shareholder's shares of the New York Fund. If a shareholder of the New York Fund is subject to the New York City unincorpo-rated business tax, income and gains derived from the New York Fund will be subject to such tax, except for exempt-interest dividends (as determined for federal income tax purposes) which the New York Fund clearly identifies as directly attributable to interest earned on New York Municipal Obligations.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations and tax provisions of designated states presently in effect as they directly govern the taxation of each Fund or its sharehold-ers. The foregoing state tax information assumes that each Fund qualifies as a regulated investment company for federal income tax purposes under subchapter M of the Code, and that the amounts so designated by each Fund to its sharehold-ers qualify as "exempt-interest dividends" under Section 852(b)(5) of the Code. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the taxation of each Fund and the federal, state and local tax consequences to its shareholders.

Net Asset Value

Net asset value of the shares of each Fund will be determined by The Chase Man-hattan Bank, Nuveen Tax-Free Money Market Fund, Inc.'s custodian, as of 12:00 noon, Eastern Time on each day on which the Federal Reserve Bank of Boston is normally open for business (a "business day") and as of 12:00 noon Eastern Time on any other day during which there is a sufficient degree of trading in the Funds' portfolio securities such that the current net asset value of the Funds' shares might be materially affected by changes in the value of the portfolio securities. The net asset value per share of each Fund will be computed by dividing the sum of the value of the portfolio securities held by such Fund, plus cash or other assets, less liabilities, by the total number of shares of such Fund outstanding at such time.

Each Fund will seek to maintain a net asset value of $1.00 per share. In this connection, portfolio securities in each Fund are valued on the basis of their amortized cost. This method values a security at its cost on the date of pur-chase and thereafter assumes a constant amortization to maturity of any dis-count or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For a more complete description of the amortized cost valuation method and its effect on existing and prospective shareholders of the Funds, see the Statement of Additional Information. There can be no assurance that each Fund will be able at all times to maintain a net asset value of $1.00 per share.

                                      ---

How to Buy Fund Shares

IN GENERAL
Shares of each of the Funds may be purchased by residents of the Fund's desig-nated state on business days (as defined under "Net Asset Value") at the net asset value which is next computed after receipt of the order, provided payment in federal funds is received as described herein.

Shares of each Fund are issued in three series: (i) the "Service Plan" series intended for purchase by or through banks and other organizations ("Service Organizations") who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (ii) the "Distribution Plan" series intended for purchase by or through securities dealers who have entered into Distribution Agreements with Nuveen with respect to the distribution of shares of the Fund and (iii) the "Institutional" series intended for purchase by trustees, bank trust departments, corporations and investment bankers or advisers. The Distribution Plan was adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act which permits an investment company to bear dis-tribution expenses (as that term is construed by the Securities and Exchange Commission) in connection with certain services provided by securities dealers. The Service Plan, although not a Rule 12b-1 plan, is a comparable agreement entered into with Service Organizations who provide certain administrative services. There are no sales charges on purchases of shares of any of the three series of each Fund. However, shares of the Service Plan series and shares of the Distribution Plan series are charged with a portion of fees paid to Service Organizations and securities dealers, respectively, pursuant to Service Agree-ments and Distribution Agreements with Nuveen. The allocation of a portion of these fees to the Service Plan series and to the Distribution Plan series of shares of each Fund will be charged against the yield to holders of such shares, which will typically result in a lower yield to these holders as com-pared with the holders of the Institutional series of the same Fund. These fees are described below under the caption "Distribution and Service Plan" and in the Statement of Additional Information. Shares of the Service Plan series and the Distribution Plan series enjoy certain exclusive voting rights on matters related to the allocation of fees to shares of these two series. Except for the allocation of these fees and the special voting rights related thereto, shares of each of the three series of each Fund are identical.

Purchases of shares of the Funds by Federal Reserve wire are recommended. How-ever, purchases may also be made by bank wire, Federal Reserve draft or check. The minimum initial investment in any of the Funds is $5,000, and subsequent investments must be in amounts of $100 or more. The Funds reserve the right to reject purchase orders and to waive or increase the minimum investment require-ments.

In order to maximize the earnings on its assets, each of the Funds strives to be invested as completely as practicable. A Fund is normally required to make settlement in federal funds for securities purchased. Accordingly, orders for shares of one of the Funds may be made, and become effective on business days, as follows:

PURCHASE BY TELEPHONE

To open an account, call Nuveen toll-free at (800) 858-4084 to obtain an account number, control number and instructions. Information concerning the account such as name, address and social security or tax identification number will be taken over the telephone. Payment may be made by wire transfer to the United Missouri Bank of Kansas City, N.A. as follows:

United Missouri Bank of Kansas City, N.A.
ABA #101000695
Nuveen Tax-Free Money Market Fund, Inc.
[Designated State] Fund
Shareholder Account No. (see above):
Shareholder Account Name:

The investor will be required to complete an application form and mail it to Nuveen after making the initial telephone purchase. Subsequent investments may be made by following the same telephone order and wire transfer procedure.

If an order is received by Nuveen by 12:00 noon, Eastern Time, and federal funds are received by United Missouri Bank of Kansas City, N.A. on the same day by 3:00 p.m., Eastern Time, the order is effective that day. If both the order and federal funds are not received by the times specified above, the order will become effective the following business day.

PURCHASE BY MAIL
To open an account, complete the Application Form and mail it with a check or Federal Reserve draft to Nuveen Tax-Free Money Market Fund, Inc., [Designated State] Fund, P.O. Box 5330, Denver, Colorado 80217-5330. Subsequent investments may be made by mailing a check with the investor's account number to the above address. The order becomes effective as soon as the check or draft is converted to federal funds. This typically occurs one business day after receipt but may take longer.

FUND DIRECT--ELECTRONIC FUNDS TRANSFER

You can use Fund Direct to link your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a variety of account transactions. These include purchases of shares by telephone, investments under a Systematic Investment Plan, and sending dividends and distributions, redemption payments or Systematic Withdrawal Plan payments directly to your bank account. To acti-vate Fund Direct privileges, just complete the appropriate section of the enclosed Account Application, or an Account Update Form. To obtain an Account Update Form, call Nuveen at (800) 621-7227. Fund Direct privileges will apply to each shareholder listed in the registration on your account as well as to your Authorized

                                      ---

Dealer representative of record unless and you indicate otherwise in writing. After you establish Fund Direct privileges for your account, any change of bank account information must be made by signature-guaranteed instructions to SSI as described in "How to Redeem Fund Shares."

Purchases may be made by telephone only after your account has been estab-lished. To purchase shares in amounts up to $250,000 through a telephone repre-sentative, call SSI at (800) 621-7227. The purchase payment will be debited from your bank account.

PURCHASE THROUGH A SECURITIES DEALER
OR SERVICE ORGANIZATION

To open an account through a bank or a securities broker or dealer ("service organization"), investors should send money to that organization for transmis-sion to the Funds and furnish it with the information required in the Applica-tion Form. Each of the Funds has Distribution and Service Plan pursuant to which payments are made, in the case of the Distribution Plan series to dealers who provide assistance in distributing shares of such series of the Fund, and in the case of the Service Plan series to Service Organizations who provide assistance in servicing shareholder accounts of such series. See "Distribution and Service Plan."

PURCHASE BY REINVESTMENT OF

NUVEEN UNIT TRUST DISTRIBUTIONS

Unitholders of Nuveen Unit Trusts may purchase shares of the Fund for the des-ignated state of which they are residents by automatically reinvesting distri-butions from their Nuveen Unit Trust. To obtain information on share purchases through investment of Nuveen Unit Trust distributions, check the applicable box on the enclosed Application Form or call Nuveen toll-free at (800) 237-0910.

COMMENCEMENT OF DIVIDENDS
Shares are deemed to have been purchased and are entitled to dividends commenc-ing on the day the purchase order becomes effective.

THE FUND OFFERS TWO DIFFERENT TYPES
OF SYSTEMATIC INVESTMENT PROGRAMS

SYSTEMATIC INVESTMENT PLAN

Once you have established a Fund account, you may make regular investments in an amount of $50 or more each month by authorizing Shareholder Services, Inc. ("SSI") to draw preauthorized checks on your bank account. There is no obliga-tion to continue payments and you may terminate your participation at any time at your discretion. No charge is made in connection with this Plan, and there is no cost to the Funds. To obtain an Account Update Form which you can use to initiate a Systematic Investment Plan, call Nuveen toll-free at (800) 621-7227.

PAYROLL DIRECT DEPOSIT PLAN

Once you have established a Fund account you may, with your employer's consent, make regular investments in Fund shares of $50 or more per month by authorizing your employer to deduct such amount automatically from your paycheck. There is no obligation to continue payments and you may terminate your participation at any time at your discretion. No charge is made for this service and there is no cost to the Funds. To obtain an application form for the Payroll Direct Deposit Plan, check the applicable box on the enclosed Application Form or call Nuveen toll-free at (800) 621-7227.

OTHER SHAREHOLDER PROGRAMS

EXCHANGE PRIVILEGES

You may exchange shares of a Fund for the appropriate class of shares of any other Nuveen open-end fund with reciprocal exchange privileges, (the "Nuveen Funds"), provided that the Nuveen Fund into which shares are to be exchanged is offered in your state of residence and that the shares to be exchanged have been held by you for a period of at least 15 days. You may exchange Fund shares by calling (800) 621-7227 or by mailing your written request to SSI. Shares of Nuveen Funds purchased subject to a front-end sales charge may be exchanged for shares of the Funds or any other Nuveen Fund at the next determined net asset value without any front-end sales charge. No CDSC otherwise applicable, will be assessed on an exchange, and the holding period of your investment will be car-ried over to the new fund for purposes of determining any future CDSC. You may not exchange B shares for shares of a Nuveen money market fund. Shares of any Nuveen Fund purchased through dividend reinvestment or through reinvestment of Nuveen Unit Trust distributions (and any dividends thereon) may be exchanged for Class A shares of any Nuveen Fund without a front-end sales charge. Exchanges of shares with respect to which no front-end sales charge has been paid will be made at the public offering price, which may include a front-end sales charge, unless a front-end sales charge has previously been paid on the investment represented by the exchanged shares (i.e., the shares to be exchanged were originally issued in exchange for shares on which a front-end sales charge was paid), in which case the exchange will be made at net asset value. Because certain other Nuveen Funds may determine net asset value and therefore honor purchase or redemption requests on days when the Funds do not (generally, Martin Luther King's Birthday, Columbus Day and Veterans Day), exchanges of shares of one of those funds for shares of the Funds may not be effected on such days.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Nuveen Fund into which they are being exchanged. Exchanges are made based on the relative dollar values of the shares involved in the exchange, and will be effected by redemption of shares of the Nuveen Fund held and purchase of the shares of the other Nuveen Fund. For federal income tax purposes, any such exchange constitutes a sale and purchase of shares and may result in capital gain or loss. Before exercising any exchange, you should obtain the

                                      ---

Prospectus for the Nuveen Fund into which shares are to be exchanged and read it carefully. If the registration of the account for the Fund you are purchas-ing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to a Fund. You may also make exchanges by telephone if a preautho-rized exchange authorization, as provided on the account Application Form, is on file with SSI, Nuveen Tax-Free Money Market Fund's shareholder service agent. The exchange privilege may be modified or discontinued at any time. If you do not wish to have telephone exchange privileges, you must indicate this on the "Telephone Services" section of your Account Application or otherwise notify the Fund in writing of your desire.

ADDITIONAL INFORMATION
An account will be maintained for each shareholder of record in the Funds by SSI. Share certificates will be issued only upon written request of the share-holder to SSI. No certificates are issued for fractional shares. The Funds reserve the right to reject any purchase order and to waive or increase minimum investment requirements.

A change in registration or transfer of shares held in the name of a broker/dealer can only be effected by an order in good form from the broker/dealer acting on behalf of the investor. Broker/dealers are encouraged to open single master accounts. However, some broker/dealers may wish to use SSI's sub-accounting system to minimize their internal recordkeeping require-ments. A broker/dealer or other investor requesting shareholder servicing or accounting other than the master account or sub-accounting service offered by the Funds will be required to enter into a separate agreement with the agent for these services for a fee to be determined in accordance with the level of services to be furnished.

Subject to the rules and regulations of the SEC, each Fund reserves the right to suspend the continuous offering of its shares at any time, but such suspen-sion shall not affect the shareholder's right of redemption as described in "How to Redeem Fund Shares" below.

DISTRIBUTION AND SERVICE PLAN

Each of the Funds has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act and a Service Plan (collectively, the "Plan"), pursuant to which the Distribution Plan series and the Service Plan series of such Fund and Nuveen pay fees to securities dealers and service organizations for services rendered in the distribution of shares of such Fund or the servicing of share-holder accounts. Such services may include, among other things, establishing and maintaining shareholder accounts; processing purchase and redemption trans-actions; arranging for bank wires; performing sub-accounting; answering share-holder inquiries and such other services as Nuveen may request. Nuveen will enter into Distribution or Service Agreements with organizations who render such services. Service payments will be made to such organizations in amounts of up to .25 of 1% per year of average assets of serviced accounts and will be paid one-half by the respective series of each Fund and one-half by Nuveen.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Directors and a vote of the non-interested directors. The Plan may not be amended to increase materi-ally the cost which the Distribution Plan series or the Service Plan series of the Funds may bear for distribution and services, respectively, without the approval of the non-interested directors and the shareholders of the affected series of that Fund. Any other material amendments of the Plan must be approved by the non-interested directors. Beneficial owners of shares of the Distribu-tion Plan series and the Service Plan series of the Funds should read this pro-spectus in light of the terms governing their accounts with securities dealers and service organizations, respectively.

How to Redeem
Fund Shares

IN GENERAL
Upon receipt of a proper redemption request on a business day, the Fund will redeem its shares at their next determined net asset value. You may use the telephone redemption, check redemption, or the regular redemption procedures discussed hereafter. The purchase and redemption methods employed will deter-mine when funds will be available to you. Where the shares to be redeemed have been purchased by check or through Fund Direct within 15 days prior to the date the redemption request is received, the Fund will not send the redemption pro-ceeds until the check or Fund Direct transfer for the purchase has cleared, which may take up to 15 days. There is no delay when the shares being redeemed were purchased by wiring federal funds.

CHECK REDEMPTION
Shareholders of the Distribution Plan series of any Fund may request that the Fund provide them with drafts ("Redemption Checks") drawn on the Fund's account. These Redemption Checks may be made payable to the order of any person in an amount of $500 or more, and dividends are earned until the Redemption Check clears. Redemption Checks clear through the United Missouri Bank of Kan-sas City, N.A. (the "Bank") and are subject to the same rules and regulations that the Bank applies to checking accounts.

When a Redemption Check is presented, a sufficient number of full and frac-tional shares in the shareholder's account will be redeemed to cover the amount of the Redemption Check. Shares for which stock certificates have

                                      ---
been issued will not be available for redemption by the use of Redemption Checks. There must be sufficient shares in the shareholder's account to cover the amount of each Redemption Check written or the check will be returned. Checks should not be used to close an account. Shareholders wishing to use Redemption Checks must complete the appropriate section of the Application Form and submit the enclosed signature card.

This check redemption privilege may be modified or terminated at any time by Nuveen Tax-Free Money Market Fund, Inc. or the Bank. The check redemption fea-ture does not constitute a bank checking account.

BY WRITTEN REQUEST
Shareholders may redeem their shares by sending a written request for redemp-tion directly to Nuveen Tax-Free Money Market Fund, Inc., c/o Shareholder Serv-ices, Inc., P.O. Box 5330, Denver, Colorado 80217-5330, accompanied by duly endorsed certificates, if issued. Requests for redemption and share certifi-cates, if issued, must be signed by each shareholder and, if the redemption proceeds exceed $50,000 or are payable other than to the shareholder of record at the address of record (which address may not have been changed in the pre-ceding 30 days), the signature must be guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. Under normal circumstances payment will be made by check and mailed within one business day (and in no event more than seven days) after receipt of a redemption request in proper form.

TELEPHONE REDEMPTION BY CHECK

Unless you have declined telephone privileges, you may sell Fund shares by calling (800) 621-7227. Your telephone redemption must not exceed $50,000 and you may not redeem by telephone shares held in certificate form. While you or anyone authorized by you may make telephone redemption requests, redemption checks will be issued only in the name of the shareholder of record and will be mailed to the address of record. If your telephone request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption will be effected and the redemption check will be mailed on the following business day. For requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption will be effected and the redemption check will be mailed on the second business day.

Nuveen, the transfer agent, or the Fund will be liable for losses resulting from unauthorized telephone redemptions only if they do not follow reasonable procedures designed to verify the identity of the caller. You should immedi-ately verify your trade confirmations when you receive them. Telephone redemp-tions will not be honored for 30 days after the address on your account has changed.

TELEPHONE REDEMPTION VIA FUND DIRECT

To redeem shares held in non-certificate form by telephone with the redemption proceeds paid via Fund Direct-Electronic Funds Transfer, you must complete the Telephone Services section of the enclosed Application Form and return it to Nuveen or SSI. If you did not authorize Telephone Redemption via Fund Direct when you opened your account, you may do so by sending a written request to the Fund signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be accept-able to the Fund. Proceeds of share redemptions made by Fund Direct will be transferred only to the commercial bank account specified by the shareholder. Redemption proceeds may be delayed one additional business day if the Federal Reserve Bank of Boston or the Federal Reserve Bank of New York is closed on the day the redemption proceeds would ordinarily be wired.

If you have authorized Telephone Redemption via Fund Direct, you can take advantage of two methods of telephone redemption: regular telephone redemption and expedited telephone redemption. You may make regular Fund Direct redemption requests by calling Nuveen at (800) 621-7227. If a regular telephone redemption request is received prior to 4:00 p.m. Eastern Time, the shares to be redeemed earn income on the day the request is made, and the redemption is effected on the following business day. For regular redemption requests received after 4:00 p.m. Eastern Time, the shares to be redeemed earn income through the following business day, and the redemption is effected on the second business day follow-ing the request. For all regular redemptions, you will typically receive your funds within three business days after your redemption is effected. You may make expedited telephone redemption requests to redeem shares that are worth at least $1,000 by calling Nuveen at (800) 858-4084. If an expedited redemption request is received by 12:00 noon Eastern Time, the shares to be redeemed do not earn income on that day, but the redemption is effected, and you will nor-mally receive your funds, on that day. If an expedited redemption request is received after 12:00 noon Eastern Time, the shares to be redeemed earn income on the day the request is received. The redemption is effected, and you will normally receive your funds, on the next business day following the request. The Fund reserves the right to charge a fee for expedited redemption requests.


HOW TO CHANGE AUTHORIZED REDEMPTION INSTRUCTIONS
In order to establish multiple accounts, or to change the account or accounts designated to receive redemption proceeds, a written request specifying the change must be sent to Nuveen. This request must be signed by each account owner with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such

                                      ---
other manner as may be acceptable to the Fund. Further documentation may be required from corporations, executors, trustees or personal representatives.

The Funds reserve the right to refuse telephone redemptions and, at their option, may limit the timing, amount or frequency of these redemptions. Tele-phone redemption procedures may be modified or terminated at any time, on 30 days' notice, by the Funds. The Funds, SSI and Nuveen will not be liable for following telephone instructions reasonably believed to be genuine.

REDEMPTION THROUGH SERVICE ORGANIZATIONS

Fund shareholders may also redeem shares through their accounts with service organizations in accordance with procedures established by each such service organization. The Funds have no redemption charge, but service organizations may impose transaction fees or other charges relating to the redemption of Fund shares. Individual shareholders should determine from their service organiza-tions the procedures and charges, if any, that govern redemptions.

SYSTEMATIC WITHDRAWAL PLAN

If you own Fund shares currently worth at least $10,000, you may establish a Systematic Withdrawal Plan by completing an application form for the Plan. You may obtain an application form by checking the applicable box on the enclosed Application Form or by calling Nuveen toll-free at (800) 621-7227. The Plan permits you to request periodic withdrawals on a monthly, quarterly, semi-annual or annual basis in an amount of $50 or more. All shares of the Funds you own will be accumulated in the Plan, with a sufficient number of shares being redeemed periodically to meet the requested withdrawal payments. Depending upon the size of the payments requested under the Plan, redemptions for the purpose of making such payments may reduce or even exhaust your account. Withdrawals under this Plan should not, therefore, be considered a yield on investment. A Systematic Withdrawal Plan may be terminated at any time by you or the Fund. To obtain an Account Update Form, which you can use to initiate a Systematic With-drawal Plan, call Nuveen toll-free at (800) 621-7227.

REDEMPTION IN KIND
Each Fund has committed to pay in cash all redemption requests made by each shareholder during any 90 day period up to the lesser of $250,000 or 1% of the net asset value of such Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental pol-icy of each Fund which may not be changed without shareholder approval. In the case of redemption requests in excess of such amounts, the Board of Directors reserves the right to have the Funds make payment in whole or in part in secu-rities or other assets of such Fund in case of an emergency or any time a cash distribution would impair the liquidity of such Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as securities of such Fund are valued. If the recipient were to sell such securities, he or she would incur brokerage charges.

OTHER PRACTICES
The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Funds normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the shareholders of the Funds.

                                      ---

General Information

INVESTOR INQUIRIES

Investor inquiries may be made directly of the Funds in writing or by calling John Nuveen & Co. Incorporated, the Nuveen Tax-Free Money Market Fund, Inc.'s distributor, toll-free at (800) 621-7227.

CUSTODIAN, SHAREHOLDER SERVICES AGENT AND TRANSFER AGENT

The custodian of the assets of the Funds is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004. The custodian performs custodial fund accounting and portfolio accounting services. Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado 80217-5330, is the transfer, shareholder services and dividend paying agent for the Funds and performs bookkeeping, data process-ing and administrative services incident to the maintenance of shareholder accounts.

CAPITAL STOCK
Nuveen Tax-Free Money Market Fund, Inc. was incorporated in Minnesota on July 11, 1986. It is authorized to issue an aggregate of 5,000,000,000 shares of common stock, $.01 par value, consisting of 2,500,000,000 shares of the Massa-chusetts Fund and 2,500,000,000 shares of the New York Fund. Nuveen Tax-Free Money Market Fund, Inc. reserves the right to reclassify a portion of these shares by allocating them to other portfolio classes that may be established in the future. Shares of each portfolio class will have equal non-cumulative vot-ing rights and equal rights with respect to dividends declared by such portfo-lio class and the assets of such portfolio class upon liquidation, except that only shares of a particular portfolio class will be entitled to vote on matters concerning only that portfolio class. Shares are fully paid and non-assessable when issued and have no pre-emptive, conversion or exchange rights.

Taxable Equivalent
Yield Tables

The following tables show the combined effects for individuals of federal, state and local (if applicable) income taxes on what you would have to earn on a taxable investment to equal a given tax-exempt yield and the amount that those subject to a given combined tax rate would have to put into a tax-free investment in order to generate the same after-tax income as a taxable invest-ment. These tables are for illustrative purposes only and are not intended to predict the actual return you might earn on a Fund investment. The Funds occa-sionally may advertise their performance in similar tables using other current combined tax rates than those shown here. The combined tax rates used in these tables have been rounded to the nearest one-half of one percent. They are based upon published 1997 marginal federal tax rates and marginal state tax rates currently available and scheduled to be in effect, and do not take into account changes in tax rates that are proposed from time to time. A taxpayer's marginal tax rate is affected by both his taxable income and his adjusted gross income. The table assumes that federal taxable income is equal to state income subject to tax, and for cases in which more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. The tables assume taxpayers are not subject to any alternative minimum taxes and deduct any state income taxes paid on their fed-eral income tax returns. Unless noted otherwise, the tables do not reflect any local taxes or any taxes other than personal income taxes. They also reflect the effect of the current federal tax limitations on itemized deductions and personal exemptions, which were designed to phase out certain benefits of these deductions for higher income taxpayers. These limitations are subject to cer-tain maximums, which depend on the number of exemptions claimed and the total amount of the taxpayer's itemized deductions. For example, the limitation on itemized deductions will not cause a taxpayer to lose more than 80% of his allowable itemized deductions with certain exceptions. The combined tax rates shown here may be higher or lower than your actual combined tax rate.

MASSACHUSETTS
Combined marginal tax rates for Massachusetts joint taxpayers with four per-sonal exemptions

                      FEDERAL
        FEDERAL      ADJUSTED   COMBINED                 TAX-FREE YIELD
        TAXABLE         GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00% 5.50%
         INCOME        INCOME    FEDERAL ----- ----- ----- ----- ----- ----- ----- -----
      (1,000'S)     (1,000'S) TAX RATE**         TAXABLE EQUIVALENT YIELD
----------------------------------------------------------------------------------------
  $     0- 41.2  $    0-121.2      25.0% 2.67  3.33  4.00  4.67  5.33  6.00   6.67  7.33
     41.2- 99.6       0-121.2      36.5  3.15  3.94  4.72  5.51  6.30  7.09   7.87  8.66
                  121.2-181.8      37.5  3.20  4.00  4.80  5.60  6.40  7.20   8.00  8.80
     99.6-151.8       0-121.2      39.5  3.31  4.13  4.96  5.79  6.61  7.44   8.26  9.09
                  121.2-181.8      40.0  3.33  4.17  5.00  5.83  6.67  7.50   8.33  9.17
                  181.8-304.3      42.5  3.48  4.35  5.22  6.09  6.96  7.83   8.70  9.57
    151.8-271.1   121.2-181.8      44.5  3.60  4.50  5.41  6.31  7.21  8.11   9.01  9.91
                  181.8-304.3      47.5  3.81  4.76  5.71  6.67  7.62  8.57   9.52 10.48
                   Over 304.3      44.5  3.60  4.50  5.41  6.31  7.21  8.11   9.01  9.91
     Over 271.1   181.8-304.3      51.0  4.08  5.10  6.12  7.14  8.16  9.18  10.20 11.22
                   Over 304.3      48.0  3.85  4.81  5.77  6.73  7.69  8.65   9.62 10.58
----------------------------------------------------------------------------------------

                                      ---

Combined marginal tax rates for Massachusetts single taxpayers with one per-sonal exemption.

                       FEDERAL
        FEDERAL       ADJUSTED   COMBINED           TAX-FREE YIELD
        TAXABLE          GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%  5.50%
         INCOME         INCOME    FEDERAL ----  ----  ----  ----  ----  ----  ----  -----
      (1,000'S)      (1,000'S) TAX RATE**      TAXABLE EQUIVALENT YIELD
------------------------------------------------------------------------------------------
  $    0 - 24.7  $   0 - 121.2      25.0% 2.67  3.33  4.00  4.67  5.33  6.00  6.67   7.33
    24.7 - 59.8      0 - 121.2      36.5  3.15  3.94  4.72  5.51  6.30  7.09  7.87   8.66
   59.8 - 124.7      0 - 121.2      39.5  3.31  4.13  4.96  5.79  6.61  7.44  8.26   9.09
                 121.2 - 243.7      40.5  3.36  4.20  5.04  5.88  6.72  7.56  8.40   9.24
  124.7 - 271.1  121.2 - 243.7      45.5  3.67  4.59  5.50  6.42  7.34  8.26  9.17  10.09
                    Over 243.7      44.5  3.60  4.50  5.41  6.31  7.21  8.11  9.01   9.91
     Over 271.1     Over 243.7      48.0  3.85  4.81  5.77  6.73  7.69  8.65  9.62  10.58
------------------------------------------------------------------------------------------

  FOR AN AFTER-TAX RETURN EQUAL TO              YOUR TAX-FREE INVESTMENT MAY BE LESS*
  THAT PROVIDED BY A                       2.0%      2.5%     3.0%     3.5%     4.0%     4.5%     5.0%
------------------------------------------------------------------------------------------------------
  $50,000 in a 3% taxable investment  $ 45,375  $ 36,300  $30,250  $25,929  $22,688  $20,167  $18,150
  $50,000 in a 4% taxable investment    60,500    48,400   40,333   34,571   30,250   26,889   24,200
  $50,000 in a 5% taxable investment    75,625    60,500   50,417   43,214   37,813   33,611   30,250
  $50,000 in a 6% taxable investment    90,750    72,600   60,500   51,857   45,375   40,333   36,300
  $50,000 in a 7% taxable investment   105,875    84,700   70,583   60,500   52,938   47,056   42,350
------------------------------------------------------------------------------------------------------

* Dollar amounts in the table reflect a 39.5% combined federal and state tax rate.

** The Massachusetts state tax rate shown is the rate at which interest is taxed. Certain other types of income are taxed at other rates.

For example, $50,000 in a 5% taxable investment earns the same after-tax return as $43,214 in a 3.5% tax-free Nuveen investment.

                                      ---

NEW YORK
Combined federal and New York state marginal tax rates for joint taxpayers with four personal exemptions

                   FEDERAL
      FEDERAL     ADJUSTED   COMBINED           TAX-FREE YIELD
      TAXABLE        GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
       INCOME       INCOME    FEDERAL ----  ----  ----  ----  ----  ----  ----
    (1,000'S)    (1,000'S) TAX RATE**      TAXABLE EQUIVALENT YIELD
-------------------------------------------------------------------------------
  $    0-41.2  $   0-100.0      21.0% 2.53  3.16  3.80  4.43  5.06  5.70  6.33
               100.0-121.2      22.0  2.56  3.21  3.85  4.49  5.13  5.77  6.41
    41.2-99.6      0-100.0      33.0  2.99  3.73  4.48  5.22  5.97  6.72  7.46
               100.0-121.2      34.0  3.03  3.79  4.55  5.30  6.06  6.82  7.58
               121.2-150.0      35.0  3.08  3.85  4.62  5.38  6.15  6.92  7.69
               150.0-181.8      34.0  3.03  3.79  4.55  5.30  6.06  6.82  7.58
   99.6-151.8      0-100.0      35.5  3.10  3.88  4.65  5.43  6.20  6.98  7.75
               100.0-121.2      37.0  3.17  3.97  4.76  5.56  6.35  7.14  7.94
               121.2-150.0      38.0  3.23  4.03  4.84  5.65  6.45  7.26  8.06
               150.0-181.8      36.5  3.15  3.94  4.72  5.51  6.30  7.09  7.87
               181.8-304.3      39.0  3.28  4.10  4.92  5.74  6.56  7.38  8.20
  151.8-271.1  121.2-150.0      42.5  3.48  4.35  5.22  6.09  6.96  7.83  8.70
               150.0-181.8      41.5  3.42  4.27  5.13  5.98  6.84  7.69  8.55
               181.8-304.3      44.5  3.60  4.50  5.41  6.31  7.21  8.11  9.01
                Over 304.3      41.5  3.42  4.27  5.13  5.98  6.84  7.69  8.55
   Over 271.1  181.8-304.3      48.0  3.85  4.81  5.77  6.73  7.69  8.65  9.62
                Over 304.3      45.0  3.64  4.55  5.45  6.36  7.27  8.18  9.09
-------------------------------------------------------------------------------

Combined federal and New York state marginal tax rates for single taxpayers with one personal exemption

                   FEDERAL
      FEDERAL     ADJUSTED   COMBINED           TAX-FREE YIELD
      TAXABLE        GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
       INCOME       INCOME    FEDERAL ----  ----  ----  ----  ----  ----  ----
    (1,000'S)    (1,000'S) TAX RATE**      TAXABLE EQUIVALENT YIELD
-------------------------------------------------------------------------------
  $    0-24.7  $   0-100.0      21.0% 2.53  3.16  3.80  4.43  5.06  5.70  6.33
               100.0-121.2      21.5  2.55  3.18  3.82  4.46  5.10  5.73  6.37
    24.7-59.8      0-100.0      33.0  2.99  3.73  4.48  5.22  5.97  6.72  7.46
               100.0-121.2      33.5  3.01  3.76  4.51  5.26  6.02  6.77  7.52
   59.8-124.7      0-100.0      35.5  3.10  3.88  4.65  5.43  6.20  6.98  7.75
               100.0-121.2      36.5  3.15  3.94  4.72  5.51  6.30  7.09  7.87
               121.2-150.0      38.0  3.23  4.03  4.84  5.65  6.45  7.26  8.06
               150.0-243.7      37.5  3.20  4.00  4.80  5.60  6.40  7.20  8.00
  124.7-271.1  121.2-150.0      42.5  3.48  4.35  5.22  6.09  6.96  7.83  8.70
               150.0-243.7      42.0  3.45  4.31  5.17  6.03  6.90  7.76  8.62
                Over 243.7      41.5  3.42  4.27  5.13  5.98  6.84  7.69  8.55
   Over 271.1   Over 243.7      45.0  3.64  4.55  5.45  6.36  7.27  8.18  9.09
-------------------------------------------------------------------------------

                                      ---

  FOR AN AFTER-TAX RETURN
  EQUAL TO THAT PROVIDED BY            YOUR TAX-FREE INVESTMENT MAY BE LESS*
  A                                2.0%     2.5%     3.0%     3.5%     4.0%     4.5%     5.0%
---------------------------------------------------------------------------------------------
  $50,000 in a 3% taxable
   investment                 $ 48,000  $38,400  $32,000  $27,429  $24,000  $21,333  $19,200
  $50,000 in a 4% taxable
   investment                   64,000   51,200   42,667   36,571   32,000   28,444   25,600
  $50,000 in a 5% taxable
   investment                   80,000   64,000   53,333   45,714   40,000   35,556   32,000
  $50,000 in a 6% taxable
   investment                   96,000   76,800   64,000   54,857   48,000   42,667   38,400
  $50,000 in a 7% taxable
   investment                  112,000   89,600   74,667   64,000   56,000   49,778   44,800
---------------------------------------------------------------------------------------------

* The dollar amounts in the table reflect a 36.0% combined federal and state tax rate.

** The table also reflects the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal state income tax rate to the extent a taxpayer's New York State adjusted gross income ranges between $100,000 and $150,000. Although the table does reflect the effect of the state limitation on itemized deductions that corresponds to the federal limitation, it does not reflect additional limitations under which a New York taxpayer could lose up to an additional 50 percent of his otherwise allowable itemized deductions, because the effect of this limitation varies according to the particular amount of his itemized deductions. The application of this limit may result in a higher tax rate than indicated in the table for joint taxpayers with a New York adjusted gross income of $200,000 to $250,000 or $475,000 to $525,000 or single taxpayers with a New York adjusted gross income of $100,000 to $150,000 or $475,000 to $525,000. The table assumes that a taxpayer's New York adjusted gross income equals his federal adjusted gross income. The table does not reflect the treatment of various state and city tax credits that could affect the tax rate of particular New York taxpayers.

For example, $50,000 in a 5% taxable investment earns the same after-tax return as $45,714 in a 3.5% tax-free Nuveen investment.

Combined federal, New York state and New York City marginal tax rates for joint taxpayers with four personal exemptions

                   FEDERAL
    FEDERAL       ADJUSTED   COMBINED           TAX-FREE YIELD
    TAXABLE          GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50%  5.00%
     INCOME         INCOME    FEDERAL ----  ----  ----  ----  ----  ----  -----
  (1,000'S)      (1,000'S) TAX RATE**      TAXABLE EQUIVALENT YIELD
--------------------------------------------------------------------------------
   $     0-
       41.2   $    0-100.0      24.5% 2.65  3.31  3.97  4.64  5.30  5.96   6.62
               100.0-121.2      26.0  2.70  3.38  4.05  4.73  5.41  6.08   6.76
      41.2-
       99.6        0-100.0      36.0  3.13  3.91  4.69  5.47  6.25  7.03   7.81
               100.0-121.2      37.5  3.20  4.00  4.80  5.60  6.40  7.20   8.00
               121.2-150.0      38.5  3.25  4.07  4.88  5.69  6.50  7.32   8.13
               150.0-181.8      37.0  3.17  3.97  4.76  5.56  6.35  7.14   7.94
      99.6-
      151.8        0-100.0      39.0  3.28  4.10  4.92  5.74  6.56  7.38   8.20
               100.0-121.2      40.0  3.33  4.17  5.00  5.83  6.67  7.50   8.33
               121.2-150.0      41.0  3.39  4.24  5.08  5.93  6.78  7.63   8.47
               150.0-181.8      40.0  3.33  4.17  5.00  5.83  6.67  7.50   8.33
               181.8-304.3      42.0  3.45  4.31  5.17  6.03  6.90  7.76   8.62
     151.8-
      271.1    121.2-150.0      45.5  3.67  4.59  5.50  6.42  7.34  8.26   9.17
               150.0-181.8      44.5  3.60  4.50  5.41  6.31  7.21  8.11   9.01
               181.8-304.3      47.0  3.77  4.72  5.66  6.60  7.55  8.49   9.49
                Over 304.3      44.5  3.60  4.50  5.41  6.31  7.21  8.11   9.01
       Over
      271.1    181.8-304.3      50.5  4.04  5.05  6.06  7.07  8.08  9.09  10.10
                Over 304.3      47.5  3.81  4.76  5.71  6.67  7.62  8.57   9.52
--------------------------------------------------------------------------------

                                      ---

Combined federal, New York state and New York City marginal tax rates for sin-gle taxpayers with one personal exemption

                     FEDERAL
       FEDERAL      ADJUSTED   COMBINED           TAX-FREE YIELD
       TAXABLE         GROSS  STATE AND 2.00% 2.50% 3.00% 3.50% 4.00% 4.50% 5.00%
        INCOME        INCOME    FEDERAL ----  ----  ----  ----  ----  ----  ----
     (1,000'S)     (1,000'S) TAX RATE**      TAXABLE EQUIVALENT YIELD
---------------------------------------------------------------------------------
  $     0-24.7  $    0-100.0      24.5% 2.65  3.31  3.97  4.64  5.30  5.96  6.62
                 100.0-121.2      25.0  2.67  3.33  4.00  4.67  5.33  6.00  6.67
     24.7-59.8       0-100.0      36.0  3.13  3.91  4.69  5.47  6.25  7.03  7.81
                 100.0-121.2      36.5  3.15  3.94  4.72  5.51  6.30  7.09  7.87
    59.8-124.7       0-100.0      39.0  3.28  4.10  4.92  5.74  6.56  7.38  8.20
                 100.0-121.2      39.5  3.31  4.13  4.96  5.79  6.61  7.44  8.26
                 121.2-150.0      41.0  3.39  4.24  5.08  5.93  6.78  7.63  8.47
                 150.0-243.7      40.5  3.36  4.20  5.04  5.88  6.72  7.56  8.40
   124.7-271.1   121.2-150.0      45.5  3.67  4.59  5.50  6.42  7.34  8.26  9.17
                 150.0-243.7      45.0  3.64  4.55  5.45  6.36  7.27  8.18  9.09
                  Over 243.7      44.5  3.60  4.50  5.41  6.31  7.21  8.11  9.01
    Over 271.1    Over 243.7      47.5  3.81  4.76  5.71  6.67  7.62  8.57  9.52
---------------------------------------------------------------------------------

  FOR AN AFTER-TAX RETURN
  EQUAL TO THAT PROVIDED BY            YOUR TAX-FREE INVESTMENT MAY BE LESS*
  A                                2.0%     2.5%     3.0%     3.5%     4.0%     4.5%     5.0%
---------------------------------------------------------------------------------------------
  $50,000 in a 3% taxable
   investment                 $ 48,000  $38,400  $32,000  $27,429  $24,000  $21,333  $19,200
  $50,000 in a 4% taxable
   investment                   64,000   51,200   42,667   36,571   32,000   28,444   25,600
  $50,000 in a 5% taxable
   investment                   80,000   64,000   53,333   45,714   40,000   35,556   32,000
  $50,000 in a 6% taxable
   investment                   96,000   76,800   64,000   54,857   48,000   42,667   38,400
  $50,000 in a 7% taxable
   investment                  112,000   89,600   74,667   64,000   56,000   49,778   44,800
---------------------------------------------------------------------------------------------

* The dollar amounts in the table reflect a 36.0% combined federal and state tax rate.

** The table also reflects the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal state income tax rate to the extent a taxpayer's New York state adjusted gross income ranges between $100,000 and $150,000. Although the table does reflect the effect of the state limitation on itemized deductions that corresponds to the federal limitation, it does not reflect additional limitations under which a New York taxpayer could lose up to an additional 50 percent of his otherwise allowable itemized deductions, because the affect of this limitation varies according to the particular amount of his itemized deductions. The application of this limit may result in a higher tax rate than indicated in the table for joint taxpayers with a New York adjusted gross income of $200,000 to $250,000 or $475,000 to $525,000 or single taxpayers with a New York adjusted gross income of $100,000 to $150,000 or $475,000 to $525,000. The table assumes that a taxpayer's New York adjusted gross income equals his federal adjusted gross income. The table does not reflect the treatment of various state and city tax credits that could affect the tax rate of particular New York taxpayers.

For example, $50,000 in a 5% taxable investment earns the same after-tax return as $45,714 in a 3.5% tax-free Nuveen investment.

                                      ---

Principal Underwriter
John Nuveen & Co. Incorporated
Investment Bankers
333 West Wacker Drive
Chicago, Illinois 60606
(312) 917-7700

Investment Adviser
Nuveen Advisory Corp.
Subsidiary of John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606

Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004

Transfer and Shareholder Services Agent
Shareholder Services, Inc.
P.O. Box 5330
Denver, Colorado 80217

Serving Investors
for Generations


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products - including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286

(800) 621-7227
www.nuveen.com                                                        MPR-2-2.97

NUVEEN

Money Market Fund Account Application

 .    This application must be preceded or accompanied by a current fund prospectus, and may not be used to open Nuveen unit trust reinvestment accounts. If you wish to open this type of account, please call Nuveen to request the appropriate application.

 .    If you need additional copies of this application, or would like assistance completing it, please call Nuveen at (800) 621-7227.

 .    Mail this application to:
     Nuveen Money Market Funds
     P.O. Box 5330
     Denver, CO 80217-5330.

1    Account Registration

Please select an account type and complete all applicable information.

Joint registration will be as joint tenants with rights of survivorship unless you specify tenants in common.

[_] Individual     [_] Joint Tenant

First Name, Middle Initial, Last Name

--------------------------------------------------------------------------------
                                                    Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Uniform Gift/Transfer to Minor
Name of Custodian                                   Minor's State of Residence

--------------------------------------------------------------------------------
Minor's Name (only one minor may be named)          Minor's Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Corporation or Partnership
Name of Corporation or Partnership                  Taxpayer ID Number

--------------------------------------------------------------------------------
[_] Trust
Names of All Trustees

--------------------------------------------------------------------------------
Trust Name

--------------------------------------------------------------------------------
Trust Agreement Date (mandatory)  Month  Day  Year  Trust Taxpayer ID Number

--------------------------------------------------------------------------------

2    Mailing Address
Street Address

--------------------------------------------------------------------------------
City                                                State   Zip Code

--------------------------------------------------------------------------------

3    Fund Selection


Please write in the amount(s) you wish to invest.

Enclose a separate check made payable to each fund you are purchasing.

[_]  Enclosed is my check in the amount payable to the Fund(s) indicated below.

[_] Funds in the amount listed below were wired to United Missouri Bank of Kansas City.

Note: Please call Nuveen at (800) 858-4084 to obtain an account number for wiring funds.

Nuveen Money Market Funds
$________________ Tax-Free Reserves (Minimum initial investment $1,000.) $________________ California Tax-Free Money Market Fund (Minimum initial investment $5,000.)
$________________  Massachusetts Tax-Free Money Market Fund (Minimum initial investment $5,000.)
$________________  New York Tax-Free Money Market Fund (Minimum initial investment $5,000.)

If you use this application to purchase more than one fund, any optional features you select, except for the Systematic Investment or Systematic Withdrawal Plans, will apply to all funds.

State funds may not be registered in all states.

Please complete the next page of this form.

4    Dividend Options

Please indicate how you would like to receive your dividends.

If no box is checked, dividends will be reinvested into additional shares of the paying fund.

Some state funds may not be available in all states.


(check one)
[_]  Reinvest dividends into additional shares of the paying fund.

[_] Reinvest dividends into an existing, identically registered Nuveen mutual fund account.

Fund Name

--------------------------------------------------------------------------------
Account Number (if known)

---------------------------------------

[_]  Send dividends by check. (Complete Section 5.)

[_]  Deposit dividends into my bank account via Fund Direct. (Complete
     Section 7.)

5    Check Instructions

Please complete this section only if you requested to receive dividends by check.

[_]  Make checks payable to the registered holder.

[_]  Make checks payable to the registered holder at the address listed below.

[_] Make checks payable to the following third party, at the address listed below.

Third Party Name (if applicable)

--------------------------------------------------------------------------------
Attention

--------------------------------------------------------------------------------
Street Address

--------------------------------------------------------------------------------
City                     State  Zip Code            Daytime Telephone Number
                                                              -   -
--------------------------------------------------------------------------------

6    Telephone Services

Telephone Exchange and Telephone Redemptions by Check

You and your financial adviser will automatically receive telephone exchange and redemption privileges, unless you request otherwise below.

[_]  I do not wish to have telephone privileges.

Telephone Redemptions via Fund Direct

[_] I would like to be able to redeem shares by phone and have the proceeds deposited directly into my bank account, and authorize Nuveen to honor requests for such redemptions. (Complete Section 7.)

Telephone Purchases via Fund Direct

[_] I would like to be able to purchase additional shares of my current fund by phone using funds from my bank account, and authorize Nuveen to execute such transactions. (Complete Section 7.)

If the names on your bank account do not exactly match your money market fund account registration, please have all bank account holders sign below.

Signature of Depositor                                        Month  Day    Year

--------------------------------------------------------------------------------
Signature of Joint Depositor                                  Month  Day    Year

--------------------------------------------------------------------------------

[_] I wish to have telephone privileges for myself, but not my financial adviser.

Please complete the next page of this form.

7  Bank Information

Please complete this section if you wish to transfer funds electronically to or from your bank account via Fund Direct.

If you do not have a check or a personalized deposit slip, please call Nuveen at
(800) 621-7227.

Bank Name

--------------------------------------------------------------------------------

Street Address

--------------------------------------------------------------------------------

City                     State   Zip Code        Telephone Number

--------------------------------------------------------------------------------

Bank Account Number

--------------------------------------------------------------------------------

Account Type (check one)
[_] Checking account (Please attach a voided check.)
[_] Savings account (Please attach a personalized deposit slip.)



8  Check Redemption Authorization

Read the instructions and explanation carefully before completing this section and return the completed signature card with this application form.

[_] I authorize Nuveen to honor drafts drawn on the Fund and to redeem a sufficient number of Fund shares to pay such drafts.

Joint Accounts

You must complete this section to elect this option.
[_]  Either owner of the fund(s) may sign redemption checks.
[_]  All owners of the fund(s) are required to sign redemption checks.

A. Checks must be on forms provided by the Fund and for a minimum of $500 or they will not be honored. Checks are authorizations to redeem Fund shares and are payable through the United Missouri Bank of Kansas City, N.A. (the "Bank").

B. Check forms will not be issued until a completed signature card is received by the Fund.

C. Checks requiring redemption of shares held for 15 days or less that were not purchased by "wire transfer" of federal funds or for which there are insufficient shares to cover payment will not be honored.

D. Unless one signer is authorized on the account application form and signature card, each check must be signed by all account owners or it will not be honored. If SSI receives written notice by either owner of a revocation of the authorization to sign individually, all account owners will be required to sign redemption checks. Checks must be signed exactly as registered.

E. The privilege is subject to the Fund's and the Bank's rules and regulations, and applicable governmental regulations, as amended from time to time.

F. The Fund may refuse to honor checks and may refuse to effect redemptions to pay checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired.

G. The account owner agrees to examine confirmations and cancelled checks and to notify SSI of any unauthorized or missing signature or endorsement or alteration on the check or error on the confirmation within 30 days after mailing to owner. Failure to do so shall preclude any claim against the Fund, the Bank, SSI, or their representatives and agents by reason of any unauthorized or missing signature or endorsement, alteration, error, or forgery of any kind.


--------------------------------------------------------------------------------
Checkwriting Signature Card

Please indicate the Nuveen fund(s) to the right for which this signature card applies.

In order to process this card you must write your account number in the space provided.

Please print the names of the registered owners or legal representatives and sign in the space provided at right.

Customer Account Number

--------------------------------------------------------------------------------

[_] Nuveen Tax-Free Reserves
[_] Nuveen California Tax-Free Money Market Fund
[_] Nuveen Massachusetts Tax-Free Money Market Fund
[_] Nuveen New York Tax-Free Money Market Fund


Joint Accounts

[_] Check here if more than one signature will be required on checks.

Authorized Account Signer

--------------------------------------------------------------------------------

Authorized Account Signature

--------------------------------------------------------------------------------

Authorized Account Signer

--------------------------------------------------------------------------------

Authorized Account Signature

--------------------------------------------------------------------------------

9  Financial Adviser Information

Please complete this section so your financial adviser can service your account and receive copies of your statements.

Financial Adviser's Name                      Rep. Number

--------------------------------------------------------------------------------

Firm Name

--------------------------------------------------------------------------------

Branch Address                       Branch Number

--------------------------------------------------------------------------------

City                     State  Zip Code        Telephone Number

--------------------------------------------------------------------------------


10  Certification and Substitute Form W-9

I/we have received and read a copy of the prospectus for the fund(s) I am/we are purchasing and agree to be bound by its terms, as amended. Under penalty of perjury, I/we certify that (1) I/we have the power and authority to establish this account; (2) the information provided on this application is accurate and complete; and (3) the IRS has not notified me/us that I am/we are subject to backup withholding. (Line out clause (3) if you are subject to backup withholding.) I/we release the fund(s), Nuveen, and their agents and representatives from all liability and agree to indemnify them from any and all losses, damages or costs for acting in good faith in accordance with instructions, including telephone instructions, believed to be genuine. I/we agree to notify Nuveen promptly in writing if any information contained in this application changes.

Signature                           Month  Day  Year   Daytime Telephone Number

--------------------------------------------------------------------------------
Signature of Joint Tenant (if any)  Month  Day  Year   Daytime Telephone Number

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


Mail this completed application to:

Nuveen Money Market Funds
P.O. Box 5330
Denver, CO 80217-5330

                  PART B--STATEMENT OF ADDITIONAL INFORMATION

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                                                                   [NUVEEN LOGO]

Statement of Additional Information

June 10, 1997
Nuveen Tax-Free Money Market Fund, Inc.
333 West Wacker Drive
Chicago, Illinois 60606

NUVEEN MASSACHUSETTS TAX-FREE MONEY MARKET FUND
NUVEEN NEW YORK TAX-FREE MONEY MARKET FUND

Nuveen Tax-Free Money Market Fund, Inc. is an open-end diversified management investment company consisting of the two money market funds named above (the "Funds"). This Statement of Additional Information is not a prospectus. A pro-spectus for the Nuveen Tax-Free Money Market Fund, Inc. may be obtained from certain securities brokers, banks, and other financial institutions that have entered into service agreements with the Funds or from the Funds, c/o John Nuveen & Co. Incorporated, 333 West Wacker Drive, Chicago, Illinois 60606. This Statement of Additional Information relates to, and should be read in conjunc-tion with, the Prospectus dated June 10, 1997.

Table of Contents                                       Page
------------------------------------------------------------
Fundamental Policies and Investment Portfolio              2
------------------------------------------------------------
Management                                                28
------------------------------------------------------------
Investment Adviser and Investment Management Agreement    33
------------------------------------------------------------
Portfolio Transactions                                    35
------------------------------------------------------------
Net Asset Value                                           36
------------------------------------------------------------
Tax Matters                                               37
------------------------------------------------------------
Distribution and Service Plan                             43
------------------------------------------------------------
Yield Information                                         45
------------------------------------------------------------
Independent Public Accountants and Custodian              47
------------------------------------------------------------

The audited financial statements for the fiscal year ended February 28, 1997 appearing in the Annual Report of Nuveen Tax-Free Money Market Fund, Inc. are incorporated herein by reference. The Annual Report accompanies this Statement of Additional Information.

Principal Underwriter    Investment Adviser       Transfer and Shareholder
John Nuveen & Co.        Nuveen Advisory Corp.,   Services Agent
Incorporated             Subsidiary of            Shareholder Services, Inc.
                         John Nuveen & Co.        P.O. Box 5330
Chicago:                 Incorporated             Denver, Colorado 80217-5330
333 West Wacker Drive    333 West Wacker Drive
Chicago, Illinois 60606  Chicago, Illinois 60606  Independent Public Accountants
(312) 917-7700                                    for the Fund
                         Custodian                Arthur Andersen LLP
New York:                The Chase Manhattan Bank 33 West Monroe Street
10 East 50th Street      4 New York Plaza         Chicago, Illinois 60603
New York, New York 10022 New York, New York 10004
(212) 207-2000

                 FUNDAMENTAL POLICIES AND INVESTMENT PORTFOLIO

FUNDAMENTAL POLICIES
The investment objective and certain fundamental policies of each Fund are de-scribed in the Prospectus. Each of the Funds, as a fundamental policy, may not, without the approval of the holders of a majority of the shares of that
Fund:

(1) Invest in securities other than Municipal Obligations and temporary in-vestments, as those terms are defined in the Prospectus, and stand-by commit-ments with respect to Municipal Obligations purchased by the Funds;

(2) Invest more than 5% of its total assets in securities of any one issuer, except that this limitation shall not apply to securities of the United States government, its agencies and instrumentalities or to the investment of 25% of such Fund's assets;

(3) Borrow money, except from banks for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding (a) 10% of the value of its total assets at the time of borrowing or (b) one-third of the value of the Fund's total assets including the amount borrowed, in order to meet redemption requests which might otherwise require the untimely dispo-sition of securities. While any such borrowings exceed 5% of such Fund's total assets, no additional purchases of investment securities will be made by such Fund. If due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so;

(4) Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph (3) above, it may pledge securities hav-ing a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets;

(5) Issue senior securities as defined in the Investment Company Act of 1940, except to the extent such issuance might be involved with respect to borrowings described under item (3) above;

(6) Underwrite any issue of securities, except to the extent that the purchase of Municipal Obligations in accordance with its investment objective, policies and limitations, may be deemed to be an underwriting;

(7) Purchase or sell real estate, but this shall not prevent any Fund from in-vesting in Municipal Obligations secured by real estate or interests therein or foreclosing upon and selling such security;

(8) Purchase or sell commodities or commodities contracts or oil, gas or other mineral exploration or development programs;

(9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objective, policies and limitations;

(10) Make short sales of securities or purchase any securities on margin, ex-cept for such short-term credits as are necessary for the clearance of trans-actions;

(11) Write or purchase put or call options, except to the extent that the pur-chase of a stand-by commitment may be considered the purchase of a put;

(12) Invest more than 5% of its total assets in securities of unseasoned is-suers which, together with their predecessors, have been in operation for less than three years;

(13) Invest more than 25% of its total assets in securities of issuers in any one industry; provided, however, that such limitations shall not be applicable to Municipal Obligations issued by governments or political subdivisions of governments, and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(14) Invest more than 10% of its assets in repurchase agreements maturing in more than seven days, "illiquid" securities (such as non-negotiable CDs) and securities without readily available market quotations;

(15) Purchase or retain the securities of any issuer other than the securities of the Funds if, to the knowledge of Nuveen Tax-Free Money Market Fund, Inc., or those directors of Nuveen Tax-Free Money Market Fund, Inc., or those offi-cers and directors of Nuveen Advisory Corp. ("Nuveen Advisory"), who individu-ally own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding secu-rities.

For the purpose of applying the limitations set forth in paragraphs (2) and
(12) above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-gov-ernmental issuer, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable ob-ligation of a superior or unrelated governmental entity (other than a bond in-surer) it shall be included in the computation of securities owned that are issued by such superior governmental entity or other entity.

If, however, a security is guaranteed by a governmental entity or some other entity (other than a bond insurer), such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. It is a fundamental policy of each of the Funds which cannot be changed without the approval of the holders of a majority of shares of such Fund, that a Fund will not hold securities of a single bank, including securities backed by a letter of credit of such bank, if such holdings would exceed 10% of the total assets of such Fund.

The foregoing fundamental investment policies, together with the investment objective of each Fund, cannot be changed without approval by holders of "a majority of a Fund's outstanding voting shares." As defined in the Investment Company Act of 1940, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less. The foregoing restrictions and limitations will apply only at the time of purchase of securities and will not be consid-ered violated unless an excess or deficiency occurs or exists immediately af-ter and as a result of an acquisition of securities, unless otherwise indicat-ed.

Nuveen Tax-Free Money Market Fund, Inc. is a series company under SEC Rule 18f-2 and each Fund is a separate series issuing its own shares. Certain matters under the Investment Company Act of 1940 which must be submitted to a vote of the holders of the outstanding voting securities of a series company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by such manner.

PORTFOLIO SECURITIES
As described in the Prospectus, each of the Funds will invest primarily in a diversified portfolio of Municipal Obligations consisting of money market in-struments issued by governmental authorities in the Fund's designated state (or by governmental authorities in certain possessions of the United States). In general, Municipal Obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities. Industrial development bonds and pollution control bonds that are issued by or on behalf of public authorities to finance various privately-oper-ated facilities are included within the term Municipal Obligations if the in-terest paid thereon is exempt from federal income tax. Municipal Obligations in which each Fund will primarily invest are issued by that Fund's designated state and cities and local authorities in that state, (or by governmental au-thorities in certain possessions of the United States), and bear interest that, in the opinion of bond counsel to the issuer, is exempt from federal income tax and from income tax imposed by the designated state.

The various securities in which each of the Funds intends to invest are de-scribed in the Prospectus. The following is a more complete description of cer-tain short-term Municipal Obligations in which each Fund may invest:

Bond Anticipation Notes (BANs) are usually general obligations of state and lo-cal governmental issuers which are sold to obtain interim financing for pro-jects that will eventually be funded through the sale of long-term debt obliga-tions or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond mar-ket and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

Tax Anticipation Notes (TANs) are issued by state and local governments to fi-nance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies could ad-versely affect the issuer's ability to meet its obligations on outstanding TANs.

Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obliga-tions of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and in-terest on RANs.

Construction Loan Notes are issued to provide construction financing for spe-cific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The pur-poses for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

Variable and Floating Rate Instruments--Certain Municipal Obligations, certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, and certain debt instruments issued by domestic banks or corpora-tions, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in speci-fied market rates or indices, such as a bank prime rate or a tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instru-ment. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand fea-tures permitting the Funds to recover the full principal amount thereof upon specified notice.

One form of variable or floating rate instrument consists of an underlying fixed rate municipal bond that is subject to a third party demand feature or "tender option." The holder of the bond would pay a "tender fee" to the third party tender option provider, the amount of which would be periodically ad-justed so that the bond/tender option combination would reasonably be expected to have a market value that approximates the par value of the bond. This bond/tender option combination would therefore be functionally equivalent to ordinary variable or floating rate obligations as described above, and the Funds may purchase such obligations subject to certain conditions specified by the Securities and Exchange Commission.

The Funds' right to obtain payment at par on a demand instrument upon demand could be adversely affected by events occurring between the date the Funds elect to tender the instrument and the date the proceeds are due. Nuveen Advi-sory will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an obligor under a demand instrument, including demand obligors as to instruments supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds will treat the maturity of each variable rate demand obli-gation, for purposes of computing its dollar-weighted average portfolio matu-rity, as the longer of (i) the notice period required before the Funds are en-titled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment.

The Funds may also obtain stand-by commitments with respect to Municipal Obli-gations. Under a stand-by commitment (often referred to as a put), the party issuing the commitment agrees to purchase at a Fund's option the Municipal Ob-ligation at an agreed-upon price on certain dates or within a specific period. Since the value of a stand-by commitment depends in part upon the ability of the issuing party to meet its purchase obligations thereunder, the Funds will enter into stand-by commit-ments only with parties which have been evaluated by Nuveen Advisory and, in the opinion of Nuveen Advisory, present minimal credit risks.

The amount payable to a Fund upon its exercise of a stand-by commitment would be (1) the acquisition cost of the Municipal Obligations (excluding any accrued interest that the Fund paid on acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. A Fund's right to exercise stand-by commitments held by it will be uncon-ditional and unqualified. The acquisition of a stand-by commitment will not af-fect the valuation of the underlying security, which will continue to be valued in accordance with the amortized cost method. The stand-by commitment itself will be valued at zero in determining net asset value. A Fund may purchase stand-by commitments for cash or pay a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to ma-turity otherwise available for the same securities). The maturity of a Munici-pal Obligation purchased by a Fund will not be considered shortened by any stand-by commitment to which such security is subject. Although a Fund's rights under a stand-by commitment would not be transferable, the Fund could sell Mu-nicipal Obligations which were subject to a stand-by commitment to a third party at any time.

WHEN-ISSUED SECURITIES

As described under "Investment Policies--Municipal Obligations" in the Prospec-tus, each Fund may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the reg-ular settlement date. (When-issued transactions normally settle within 15-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment. The commitment to pur-chase securities on a when-issued or delayed delivery basis may involve an ele-ment of risk because the value of the securities is subject to market fluctua-tion, no interest accrues to the purchaser prior to settlement of the transac-tion, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and re-flect the amount due and the value of the security in determining its net asset value. Likewise, at the time a Fund makes the commitment to sell a Municipal Obligation on a delayed delivery basis, it will record the transaction and in-clude the proceeds to be received in determining its net asset value; accord-ingly, any fluctuations in the value of the Municipal Obligation sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. Each Fund will also maintain desig-nated readily marketable assets at least equal in value to commitments to pur-chase when-issued or delayed delivery securities, such assets to be segregated by the Custodian specifically for the settlement of such commitments. A Fund will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securi-ties, but each Fund reserves the right to sell these securities before the set-tlement date if it is deemed advisable. If a when-issued security is sold be-fore delivery any gain or loss would not be tax-exempt. A Fund commonly engages in when-issued transactions in order to purchase or sell newly-issued Municipal Obligations, and may engage in delayed delivery transactions in order to manage its operations more effectively.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES As described in the Prospectus, except for investments in temporary invest-ments, each of the Funds will, at all times, invest at least 80% of its net assets in its designated state's Municipal Obligations. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely af-fecting issuers of Municipal Obligations in its designated state. Brief summa-ries of these factors are contained in the Prospectus. Set forth below is ad-ditional information that bears upon the risk of investing in Municipal Obli-gations issued by public authorities in these states. This information was ob-tained from official statements of issuers located in the designated states as well as from other publicly available official documents and statements. Nuveen Tax-Free Money Market Fund, Inc. has not independently verified any of the information contained in such statements and documents, but Nuveen Tax-Free Money Market Fund, Inc. is not aware of facts which would render such in-formation inaccurate.

FACTORS PERTAINING TO MASSACHUSETTS
As described above, except to the extent the Massachusetts Fund invests in temporary investments, the Massachusetts Fund will invest substantially all of its net assets in Massachusetts Municipal Obligations. The Massachusetts Fund is therefore susceptible to political, economic or regulatory factors affect-ing issuers of Massachusetts Municipal Obligations. Without intending to be complete, the following briefly summarizes the current financial situation, as well as some of the complex factors affecting the financial situation, in the Commonwealth of Massachusetts (the "Commonwealth"). It is derived from sources that are generally available to investors and is based in part on information obtained from various agencies in Massachusetts. No independent verification has been made of the accuracy or completeness of the following information.

There can be no assurance that current or future statewide or regional eco-nomic difficulties, and the resulting impact on Commonwealth or local govern-mental finances generally, will not adversely affect the market value of Mas-sachusetts Obligations in the Fund or the ability of particular obligors to make timely payments of debt service on (or relating to) those obligations.

Since 1988, there has been a significant slowdown in the Commonwealth's econo-my, as indicated by a rise in unemployment, a slowing of its per capita income growth and declining state revenues. Since fiscal 1991, the Commonwealth's revenues for state government programs have exceeded expenditures, however no assurance can be given that lower than expected tax revenues will not resume and continue.

1997 Fiscal Year Budget. On June 30, 1996, the Governor signed the Common-wealth's budget for fiscal 1997. The fiscal 1997 budget is based on estimated budgeted revenues and other revenue sources of approximately $17.394 billion, which includes fiscal 1997 tax revenues of $12.307 billion. Estimated fiscal 1997 tax revenues are approximately $623 million, or 5.3%, higher than the re-vised estimated fiscal 1996 tax revenues.

Fiscal 1997 non-tax revenues are projected to total $5.087 billion, approxi-mately $191 million, or 3.6% less than fiscal 1996 non-tax revenues of approx-imately $5.279 billion. Federal reimbursements are projected to decrease by approximately $136 million from approximately $3.039 billion in fiscal 1996; primarily due to one-time federal reimbursements for fiscal 1996 spending. Fiscal 1997 departmental revenues are projected to increase by approximately $46.1 million, or 3.8%, from approximately $1.208 billion in fiscal 1996 to $1.254 billion in fiscal 1997.

The fiscal 1997 budget provides for approximately $17.452 billion in fiscal 1997 expenditures. The Executive Office for Administration and Finance esti-mates total spending in fiscal 1997 to be approximately $17.704 billion, in-cluding $263.2 million in continuing appropriations and reserved balances from fiscal 1996. Fiscal 1997 appropriations include increases in spending in cer-tain priority areas, including $254 million to fully fund the Education Reform Act of 1993, $42.6 million in additional lottery local aid distribution to Massachusetts cities and towns, $52 million for law enforcement and criminal justice programs, $23.2 million in additional funding for higher education campuses, and $47 million for new day care slots for participants in transi-tional assistance programs. Appropriation also provides funding for certain other increased costs, including Medicaid, pensions and debt service.

On March 11, 1997, the Legislature's Committee on Counties approved legisla-tion that would abolish Middlesex County government immediately upon final ap-proval of the legislation and transfer its functions to the Commonwealth. The county's debts and liabilities which are in force on July 1, 1997 would be as-sumed by the Commonwealth and amortized over a period of up to 25 years from assessments on the cities and towns within the county. The legislation would also bar the sale of public property to satisfy judgments against the county. The legislation is now being considered by the House Committee on Ways and Means.

On March 12, 1997, the Legislature's Committee on Transportation approved leg-islation to establish a Metropolitan Highway System, in substantially the form in which it had been filed by the Governor on January 6, 1997. A provision in the legislation added by the committee would mandate a new "asset assesment study" to determine, within one year, whether the Massachusetts Port Authority could afford to contribute as much as $300 million toward the cost of the Ted Williams Tunnel/Central Artery project, rather than the $200 million contribu-tion proposed by the Governor and contemplated by the legislation. The study is to be conducted by the Executive Office for Administration and Finance, the State Auditor, the Division of Capital Planning and Operations and the Port Authority. The legislation approved by the Transportation Committee does not authorize any additional state spending for the project. The Governor's pro-posals for additional spending authorizations are contained in a transporta-tion bond bill which is still being considered by the committee. The bill ap-proved by the Transportation Committee has been scheduled in both the House of Representatives and Senate for expedited debate and enactment on March 13, 1997.

The fiscal 1997 budget is based on numerous spending and revenue estimates the achievement of which cannot be assured.

1996 Fiscal Year. Budgeted revenues and other sources, including non-tax reve-nues, collected in fiscal 1996 were approximately $17.328 billion, approxi-mately $944 million or 5.7% above fiscal 1995 revenues of approximately $16.387 billion. Fiscal 1996 tax revenue collections were approximately $12.049 billion, approximately $365 million above the De-partment of Revenue's revised financial year 1996 tax revenue estimate of $11.684 billion and $886 million, or 7.9% above fiscal 1995 tax revenues of $11.163 billion.

Budgeted expenditures and other uses of funds in fiscal 1996 were approximately $16.881 billion, approximately $630.6 million or 3.9% above fiscal 1995 bud-geted expenditures and uses of $16.251 billion. The Commonwealth ended fiscal 1996 with an operating gain of approximately $446.4 million and an ending fund balance of approximately $1.172 billion.

On August 8, 1996, the Governor approved legislation making two changes in the apportionment formula for the business corporations tax payable by certain mu-tual fund service corporations. Effective January 1, 1997, the legislation changes the computation of the sales factor. Instead of sourcing sales from the state where the seller bears the cost of performing the services relating to the sale, the corporations will source sales to the state of domicile of the ultimate consumer of the service. Effective July 1, 1997, the legislation changes the current three-factor formula to a single sales factor formula, just as the November, 1995 legislation did for certain federal defense contractors and, over time, for manufacturing firms. The new law requires the affected cor-porations to increase their numbers of employees by 5% per year for five years, subject to exceptions for adverse economic conditions affecting the stock mar-ket or the amount of assets under their management. The Department of Revenue estimates that the changes will result in a revenue reduction of approximately $10 million in fiscal 1997 and approximately $30 million to $53 million on an annualized basis thereafter, starting in fiscal 1998.

On August 9, 1996, the Governor signed legislation providing tax credit to shippers that pay federal harbor maintenance taxes on cargo passing through Massachusetts ports. The Department of Revenue estimates that there will be no impact on revenues in fiscal 1997 as a result of this tax credit, and that the annualized revenue loss will be approximately $3 million to $4 million, begin-ning in fiscal 1998.

The Executive Office for Administration and Finance is currently evaluating the impact of the federal welfare reform legislation enacted on August 22, 1996 on the Commonwealth's spending and revenue associated with public assistance pro-grams. Current estimates indicate no fiscal 1997 spending impact associated with the passage of the federal reform. While current estimates also indicate an $86.3 million increase in federal revenues for the Commonwealth in fiscal 1997, this has not yet been incorporated into the Commonwealth's estimates for fiscal 1997 federal revenues.

1995 Fiscal Year. Budgeted revenues and other sources, including non-tax reve-nues, collected in fiscal 1995 were approximately $16.387 billion, approxi-mately $837 million, or 5.4%, above fiscal 1994 revenues of $15.550 billion. Fiscal 1995 tax revenues collections were approximately $11.163, billion ap-proximately $12 million above the Department of Revenue's revised fiscal year 1995 tax revenue estimate of $10.151 billion and $556 million, or 5.2%, above fiscal year tax revenues of $10.607 billion.

Budgeted expenditures and other uses of funds in fiscal 1995 were approximately $16.251 billion, approximately $728 million, or 4.7%, above fiscal 1994 bud-geted expenditures and uses of $15.523 billion. The Commonwealth ended fiscal 1995 with an operating gain of $137 million and an ending fund balance of $726 million.

On November 8, 1994, the voters in the statewide general election approved an initiative petition that would slightly increase the portion of the gasoline tax revenue credited to the Highway Fund, one of the Commonwealth's three ma-jor budgetary funds, prohibit the transfer of money from the Highway Fund to other funds for non-highway purposes and not permit including the Highway Fund balance in the computation "consolidated net surplus" for purposes of state finance laws. The initiative petition also provides that no more than 15% of gasoline tax revenues may be used for mass transportation purposes, such as expenditures related to the Massachusetts Bay Transit Authority. The Executive Office of Administration and Finance is analyzing the effect, if any, this initiative petition, which became law on December 8, 1994, may have on the fiscal 1995 budget and it currently does not expect it to have any materially adverse impact. This is not a constitutional amendment and is subject to amendment or repeal by the Legislature, which may also, notwithstanding the terms of the petition, appropriate moneys from the Highway Fund in such amounts and for such purposes as it determines, subject only to a constitu-tional restriction that such moneys be used for highways or mass transit pur-poses. The Legislature has twice postponed the effective date of the provision that would exclude Highway Fund balance from the computation of "consolidated net surplus." The most recent postponement changed the effective date of the provision to July 1, 1998.

1994 Fiscal Year. Fiscal 1994 tax revenue collections were approximately $10.607 billion, $87 million below the Department of Revenue's fiscal year 1994 tax revenue estimate of $10.694 billion and $677 million above fiscal 1993 tax revenues of $9.930 billion. Budgeted revenues and other sources, in-cluding non-tax revenues, collected in fiscal 1994 were approximately $15.550 billion. Total revenues and other sources increased by approximately 5.7% from fiscal 1993 to fiscal 1994 while tax revenues increased by 6.8% for the same period. Budgeted expenditures and other uses of funds in fiscal 1994 were ap-proximately $15.523 billion, which is $826.5 million or approximately 5.6% higher than fiscal 1993 budgeted expenditures and other uses.

As of June 30, 1994, the Commonwealth showed a year-end cash position of ap-proximately $757 million, as compared to a projected position of $599 million.

In June, 1993, the Legislature adopted and the Governor signed into law com-prehensive education reform legislation. This legislation required an increase in expenditures for education purposes above fiscal 1993 base spending of $1.288 billion of approximately $175 million in fiscal 1994. The Executive Of-fice for Administration and Finance expects the annual increases in expendi-tures above the fiscal 1993 base spending of $1.288 billion to be approxi-mately $396 million in fiscal 1995, $625 million in fiscal 1996 and $868 mil-lion in fiscal 1997. Additional annual increases are also expected in later fiscal years. The fiscal 1995 budget as signed by the Governor includes $896 million in appropriations to satisfy this legislation.

1993 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $14.696 billion in fiscal 1993, which is approximately $1.280 billion or 9.6% higher than fiscal 1992 expenditures and other uses. Final fiscal 1993 budgeted expenditures were $23 million lower than the initial July 1992 estimates of fiscal 1993 budgeted expenditures. Budgeted revenues and other sources for fiscal 1993 totalled approximately $14.710 billion, includ-ing tax revenues of $9.930 billion. Total revenues and other sources increased by approximately 6.9% from fiscal 1992 to fiscal 1993, while tax revenues in-creased by 4.7% for the same period. Overall, fiscal 1993 ended with a surplus of revenues and other sources over expenditures and other uses of $13.1 mil-lion and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $562.5 million. After payment in full of the distribution of local aid to the Commonwealth's cities and towns ("Local Aid") and the retirement of short term debt, the Commonwealth showed a year end cash position of approximately $622.2 million, as compared to a projected position of $485.1 million.

1992 Fiscal Year. The Commonwealth's budgeted expenditures and other uses were approximately $13.4 billion in fiscal 1992, which is $238.7 million or 1.7% lower than fiscal 1991 budgeted expenditures. Final fiscal 1992 budgeted ex-penditures were $300 million more than the initial July 1991 estimates of bud-getary expenditures, due in part to increases in certain human services pro-grams, including an increase of $268.7 million for the Medicaid program and $50.0 million for mental retardation consent decree requirements. Budgeted revenues and other sources for fiscal 1992 totalled approximately $13.7 bil-lion (including tax revenues of approximately $9.5 billion), reflecting an in-crease of approximately 0.7% from fiscal 1991 to 1992 and an increase of 5.4% in tax revenues for the same period. Overall, fiscal 1992 is estimated to have ended with an excess of revenues and other sources over expenditures and other uses of $312.3 million. After payment in full of Local Aid in the amount of $514.0 million due on June 30, 1992, retirement of the Commonwealth's out-standing commercial paper (except for approximately $50 million of bond antic-ipation notes) and certain other short term borrowings, as of June 30, 1992, the end of fiscal 1992, the Commonwealth showed a year-end cash position of approximately $731 million, as compared with the Commonwealth's cash balance of $182.3 million at the end of fiscal 1991.

Employment. Reversing a trend of relatively low unemployment during the early and mid 1980's, the Massachusetts unemployment rate beginning in 1990 in-creased significantly to where the Commonwealth's unemployment rate exceeded the national unemployment rate. During 1990, the Massachusetts unemployment rate increased from 4.5% in January to 6.1% in July to 6.7% in August. During 1991, the Massachusetts unemployment rate averaged 9.0% while the average United States unemployment rate was 6.7%. The Massachusetts unemployment rate during 1992 averaged 8.5% while the average United States unemployment rate was 7.4%. Since 1993, the average monthly unemployment rate has declined steadily. The Massachusetts unemployment rate in November 1996 was 3.9%, as compared with the United States unemployment rate of 5.4% for the same period. Other factors which may significantly and adversely affect the employment rate in the Commonwealth include reductions in federal government spending on de-fense-related industries. Due to this and other considerations, there can be no assurance that unemployment in the Commonwealth will not increase in the future.

Debt Ratings. S&P currently rates the Commonwealth's uninsured general obliga-tion bonds at A+. At the same time, S&P currently rates state and agency notes at SP1. From 1989 through 1992, the

Commonwealth had experienced a steady decline in its S&P rating, with its de-cline beginning in May 1989, when S&P lowered its rating on the Commonwealth's general obligation bonds and other Commonwealth obligations from AA+ to AA and continuing a series of further reductions until March 1992, when the rating was affirmed at BBB.

Moody's currently rates the Commonwealth's uninsured general obligation bonds at A1. From 1989 through 1992, the Commonwealth had experienced a steady de-cline in its rating by Moody's since May 1989. In May 1989, Moody's lowered its rating on the Commonwealth's notes from MIG-1 to MIG-2, and its rating on the Commonwealth's commercial paper from P-1 to P-2. On June 21, 1989, Moody's reduced the Commonwealth's general obligation rating from Aa to A. On November 15, 1989, Moody's reduced the rating on the Commonwealth's general obligations from A to Baa1, and on March 9, 1990, Moody's reduced the rating of the Com-monwealth's general obligation bonds from Baa1 to Baa.

On March 14, 1997, Moody's announced ratings actions on the general obligation bonds of six Massachusetts counties. These ratings actions were precipitated by the continuing financial crisis in Middlesex County and the Governor's re-newed attempts to dismantle all of the state's counties and have the Common-wealth assume their functions. Moody's downgraded Hampden County General Obli-gation Bonds from Baa to Ba3 and Norfolk County General Obligation Bonds from Baa1 to Baa3 (on review for possible downgrade). Moody's also refined Bristol County General Obligation Bonds to Baa3; Middlesex County General Obligation Bonds to B3 (on review for possible downgrade); and Worcester County General Obligation Bonds to Baa3. Finally, Moody's confirmed Barnstable County General Obligation Bonds at A1.

There can be no assurance that these ratings will continue.

In recent years, the Commonwealth and certain of its public bodies and munici-palities have faced serious financial difficulties which have affected the credit standing and borrowing abilities of Massachusetts and its respective entities and may have contributed to higher interest rates on debt obliga-tions. The continuation of, or an increase in, such financial difficulties could result in declines in the market values of, or default on, existing ob-ligations including Massachusetts Obligations in the Fund. Should there be during the term of the Fund a financial crisis relating to Massachusetts, its public bodies or municipalities, the market value and marketability of all outstanding bonds issued by the Commonwealth and its public authorities or mu-nicipalities including the Massachusetts Obligations in the Fund and interest income to the Fund could be adversely affected.

Total Bond and Note Liabilities. The total general obligation bond indebted-ness of the Commonwealth (including Dedicated Income Tax Debt and Special Ob-ligation Debt) as of January 1, 1997 was approximately $10.174 billion. There were also outstanding approximately $240 million in general obligation notes and other short term general obligation debt. The total bond and note liabili-ties of the Commonwealth as of January 1, 1997, including guaranteed bond and contingent liabilities was approximately $13.579 billion.

Debt Service. During the 1980's, capital expenditures were increased substan-tially, which has had a short term impact on the cash needs of the Commonwealth and also accounts for a significant rise in debt service during that period. In November, 1988, the Executive Office for Administration and Finance established an administrative limit on state-financed capital spending in the Capital Pro-jects Funds of $925 million per fiscal year. Capital expenditures were $694.1 million, $575.9 million, $760.6 million, $902.2 million and $908.5 million in fiscal 1992, fiscal 1993, fiscal 1994, fiscal 1995 and fiscal 1996, respective-ly. Commonwealth-financed capital expenditures are projected to be approxi-mately $900.0 million in fiscal 1997.

The growth of capital expenditures during the 1980's accounts for the signifi-cant rise in annual debt service expenditures since fiscal 1989. Payments for debt service on Commonwealth general obligation bonds and notes in fiscal 1992 were $898.3 million, representing a 4.7% decrease from $942.3 million in fiscal 1991, which resulted from a $261 million one-time reduction achieved through the issuance of refunding bonds in September and October, 1991. Debt service expenditures for fiscal 1993, fiscal 1994, fiscal 1995 and fiscal 1996 were $1.140 billion, $1.149 billion, $1.231 billion and $1.184 billion, respective-ly, and are projected to be $1.289 billion for fiscal 1997. The amounts noted represent debt service payments on Commonwealth debt (including Fiscal Recovery Bonds and special obligation bonds). The amounts noted do not include debt service contract assistance payments to the Massachusetts Bay Transportation Authority ($232.9 million projected in fiscal 1997), the Massachusetts Conven-tion Center ($24.6 million projected in fiscal 1997), the Massachusetts Govern-ment Land Bank ($6 million projected in fiscal 1997) and the Massachusetts Wa-ter Pollution Abatement Trust ($24.6 million projected in fiscal 1997) and grants to municipalities under the school building assistance program to defray a portion of the debt service costs on local school bonds ($187.9 million pro-jected in fiscal 1997).

In January 1990, legislation was passed to impose a limit on debt service be-ginning in fiscal 1991, providing that no more than 10% of the total appropria-tions in any fiscal year may be expended for payment of interest and principal on general obligation debt (excluding the Fiscal Recovery Bonds). The percent-age of total appropriations expended from the budgeted operating funds for debt service (excluding debt service on Fiscal Recovery Bonds) for fiscal 1996 is 5.4%, which is projected to increase to 5.7% in fiscal 1997.

Certain Liabilities. Among the material future liabilities of the Commonwealth are significant unfunded general liabilities of its retirement systems and a program to fund such liabilities; a program whereby, starting in 1978, the Com-monwealth began assuming full financial responsibility for all costs of the ad-ministration of justice within the Commonwealth; continuing demands to raise aggregate aid to cities, towns, schools and other districts and transit author-ities above current levels; and Medicaid expenditures which have increased each year since the program was initiated. The Commonwealth has signed consent de-crees to continue improving mental health care and programs for the mentally retarded in order to meet federal standards, including those governing receipt of federal reimbursements under various programs, and the parties in those cases have worked cooperatively to resolve the disputed issues.

As a result of comprehensive legislation approved in January, 1988, the Common-wealth is required, beginning in fiscal 1989, to fund future pension liabili-ties currently and to amortize the Commonwealth's unfunded liabilities over 40 years. The funding schedule must provide for annual payments in each of the ten years ending fiscal 1998 which are at least equal to the total estimated pay-as-you-go pension costs in each year. As a result of this requirement, the funding requirements for fiscal 1996, 1997 and 1998 are estimates to be in-creased to approximately $1.007 billion, $1.061 billion and $1.128 billion, re-spectively.

Litigation. The Commonwealth is engaged in various lawsuits involving environ-mental and related laws, including an action brought on behalf of the U.S. En-vironmental Protection Agency alleging violations of the Clean Water Act and seeking to enforce the clean-up of Boston Harbor. The MWRA, successor in lia-bility to the Metropolitan District Commission, has assumed primary responsi-bility for developing and implementing a court-approved plan for the construc-tion of the treatment facilities necessary to achieve compliance with federal requirements. Under the Clean Water Act, the Commonwealth may be liable for costs of compliance in these or any other Clean Water cases if the MWRA or a municipality is prevented from raising revenues necessary to comply with a judgment. The MWRA currently projects that the total cost of construction of the treatment facilities required under the court's order is approximately $3.584 billion in current dollars, with approximately $734 million to be spent on or after June 30, 1996.

The Department of Public Welfare has been sued for the alleged unlawful denial of personal care attendant services to certain disabled Medicaid recipients. The Superior Court has denied the plaintiff's motion for preliminary injunction and has also denied the plaintiff's motion for class certification. If the plaintiffs were to prevail on their claims and the Commonwealth were required to provide all of the services sought by the plaintiffs to all similarly situ-ated persons, it would substantially increase the annual cost to the Common-wealth if these services are eventually required. The Department of Public Wel-fare currently estimates this increase to be as much as $200 million per year.

There are also actions pending in which recipients of human services benefits, such as welfare recipients, the mentally retarded, the elderly, the handi-capped, children, residents of state hospitals and inmates of corrections in-stitutions, seek expanded levels of services and benefits and in which provid-ers of services to such recipients challenge the rates at which they are reim-bursed by the Commonwealth. To the extent that such actions result in judgments requiring the Commonwealth to provide expanded services or benefits or pay in-creased rates, additional operating and capital expenditures might be needed to implement such judgments.

In 1995, the Spaulding Rehabilitation Hospital ("Spaulding") filed an action to enforce an agreement to acquire its property by eminent domain in connection with the Central Artery/Third Harbor Tunnel Project. If successful, Spaulding could recover the fair market value of its property in addition to its reloca-tion costs with respect to its personal property. The Commonwealth estimates its potential liability at approximately $50 million. Spaulding has signed in-terrogatories indicating that it believes that the property is worth more than $60 million.

The Commonwealth faces an additional potential liability of approximately $75 million to $135 million in connection with a taking by the Massachusetts High-way Department related to the relocation of Northern Avenue in Boston.

In Massachusetts Wholesalers of Malt Beverages v. Commonwealth (Suffolk Supe-rior Court No. 90-1523), associations of bottlers challenged the 1990 amend-ments to the bottle bill which escheat abandoned deposits to the Commonwealth. Plaintiffs claimed a taking; the Commonwealth argued a legitimate regulation of abandoned amounts. In March, 1993, the Supreme Judicial Court upheld the amend-ments except for the initial funding requirement, which the Court upheld sever-able. In August, 1994, the Superior Court ruled that the Commonwealth is liable for certain amounts (plus interest) as a result of the Supreme Judicial Court's decision. The actual amount will be determined in further proceedings. In Feb-ruary, 1996, the Commonwealth settled all remaining issues with one group of plaintiffs, the Massachusetts Soft Drink Association. Payments to that group will total approximately $7 million. The Legislature appropriated the funds necessary for these payments in its final supplemental budget for fiscal 1996. Litigation with the other group of plaintiffs, the Massachusetts Wholesalers of Malt Beverages, is still pending. The remaining potential liability is approxi-mately $50 million.

In the First National Bank of Boston v. Commission of Revenue (Appellate Tax Board No. F232249), the First National Bank of Boston challenges the constitu-tionality of the former version of the Commonwealth's bank excise tax. In 1992, several pre-1992 petitions filed by the bank, which raised the same issues, were settled prior to a board decision. The bank has now filed claims with re-spect to 1993 and 1994. The bank claims that the tax violated the Commerce Clause of the United States Constitution by including its worldwide income without apportionment. The Commonwealth's potential liability is $40 million.

In State Street Bank and Trust Company v. Commissioner of Revenue (Appellate Tax Board Nos. F215497, F232152, F233019 and F233948), State Street Bank and Trust Company has raised the same claims as the First National Bank of Boston, outlined above. State Street Bank also claims that it is entitled to alterna-tive apportionment under the bank excise tax. The Commonwealth's potential lia-bility is $41 million.

In National Association of Government Employees v. Commonwealth, the Superior Court declared that a line item in the Commonwealth's general appropriations act for fiscal 1994 that increased the state employees' percentage share of their group health insurance premiums from 10% to 15% violated the terms of several collective bargaining agreements, and therefore was invalid under the United States Constitution as regards employees covered by the agreements. On February 9, 1995, the Supreme Judicial Court vacated the Superior Court's decision and declared that the fiscal 1994 line item did not violate the contracts clause. In June, 1995, the United States Supreme Court denied the plaintiff's writ of certiorari. Several other unions have filed a companion suit asserting that the premium increase similarly violated other collective bargaining agreements. The latter suit is in its initial stages. Prior to the Supreme Judicial Court's decision the Commonwealth's aggregate liability is es-timated to be approximately $32 million.

A variety of other civil suits pending against the Commonwealth may also affect its future liabilities. There include challenges to the Commonwealth's alloca-tion of school aid under Section 9C of Chapter 29 of the General Laws and to adopt a state employee furlough program. No prediction is possible as to the ultimate outcome of these proceedings.

On March 22, 1995, the Supreme Judicial Court held in Perini Corporation v. Commission of Revenues that certain deductions from the net worth measure of the Massachusetts corporate excise tax violate the Commerce Clause of the United States Constitution. On October 2, 1995, the United States Supreme Court denied the Commonwealth's petition for writ of certiorari. The Department of Revenue estimates that tax revenues in the amount of $40 to $55 million may be abated as a result of the Supreme Judicial Court's decision.

On May 13, 1996, the Court entered an order for judgment and memorandum con-cerning relief for tax years ending on or after January 1, 1996. A final ruling was entered on June 6, 1996. The Department of Revenue is continuing to analyze the final fiscal impact of the ruling, to date, it has paid approximately $11 million in accordance with the judgment.

Many factors, in addition to those cited above, have or may have a bearing upon the financial condition of the Commonwealth, including social and economic con-ditions, many of which are not within the control of the Commonwealth.

Expenditure and Tax Limitation Measures. Limits have been established on state tax revenues by legislation approved by the Governor on October 25, 1986 and by an initiative petition approved by the voters on November 4, 1986. The Execu-tive Office for Administration and Finance currently estimates that state tax revenues will not reach the limit imposed by either the initiative petition or the legislative enactment in fiscal 1992.

Proposition 2 1/2, passed by the voters in 1980, led to large reductions in property taxes, the major source of income for cities and towns and large in-creases in state aid to offset such revenue losses. According to the Executive Office for Administration and Finance, all of the 351 cities and towns have now achieved a property tax level of no more than 2.5% of full property values. Un-der the terms of Proposition 2 1/2, the property tax levy can now be increased annually for all cities and towns, almost all by 2.5% of the prior fiscal year's tax levy plus 2.5% of the value of new properties and of significant im-provements to property. Legislation has also been enacted providing for certain local option taxes. A voter initiative petition approved at the statewide gen-eral election in November, 1990 further regulates the distribution of Local Aid of no less than 40% of collections from individual income taxes, sales and use taxes, corporate excise taxes, and the balance of the state lottery fund. If implemented in accordance with its terms (including appropriation of the neces-sary funds), the petition as approved would shift several hundred million dol-lars to direct Local Aid.

Other Tax Measures. To provide revenue to pay debt service on both the deficit and Medicaid-related borrowings and to fund certain direct Medicaid expendi-tures, legislation was enacted imposing an additional tax on certain types of personal income for 1989 and 1990 taxable years at rates of 0.375% and 0.75%, respectively, effectively raising the tax rate of 1989 from 5% to 5.375% and for 1990 to

5.75%. Recent legislation has effectively further increased tax rates to 5.95% for tax year 1990 to 6.25% for tax year 1991 and returning to 5.95% for tax year 1992 and subsequent tax years. The tax is applicable to all personal in-come except income derived from dividends, capital gains, unemployment compen-sation, alimony, rent, interest, pensions, annuities and IRA/Keogh distribu-tions. The income tax rate on other interest (excluding interest on obligations of the United States and of the Commonwealth and its subdivisions), dividends and net capital gains (after a 50% reduction) was increased from 10% to 12% for tax year 1990 and subsequent years, by recently enacted legislation.

Estate Tax Revisions. The fiscal 1993 budget included legislation which gradu-ally phases out the current Massachusetts estate tax and replaces it with a "sponge tax" in 1997. The "sponge tax" is based on the maximum amount of the credit for state taxes allowed for federal estate tax purposes. The estate tax is phased out by means of annual increases in the basic exemption from the cur-rent $200,000 level. The exemption is increased to $300,000 for 1993, $400,000 for 1994, $500,000 for 1995 and $600,000 for 1996. In addition, the legislation included a full marital deduction starting July 1, 1994.

Other Issuers of Massachusetts Obligations. There are a number of state agen-cies, instrumentalities and political subdivisions of the Commonwealth that is-sue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securi-ties issued by them may vary considerably from the credit quality of obliga-tions backed by the full faith and credit of the Commonwealth. The brief sum-mary above does not address, nor does it attempt to address, any difficulties and the financial situations of those other issuers of Massachusetts Obliga-tions.

FACTORS PERTAINING TO NEW YORK
As described above, except to the extent the New York Fund invests in temporary investments, the New York Fund will invest substantially all of its assets in New York Municipal Obligations. The New York Fund is therefore susceptible to political, economic or regulatory factors affecting New York State and govern-mental bodies within New York State. Some of the more significant events and conditions relating to the financial situation in New York are summarized be-low. The following information provides only a brief summary of the complex factors affecting the financial situation in New York, is derived from sources that are generally available to investors and is believed to be accurate. It is based on information drawn from official statements and prospectuses issued by, and other information reported by, the State of New York (the "State"), by its various public bodies (the "Agencies"), and by other entities located within the State, including the City of New York (the "City"), in connection with the issuance of their respective securities.

There can be no assurance that current or future statewide or regional economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of New York Municipal Ob-ligations held in the portfolio of the New York Fund or the ability of particu-lar obligors to make timely payments of debt service on (or relating to) those obligations.

(1) The State: The State has historically been one of the wealthiest states in the nation. For decades, however, the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. Statewide, urban centers have experienced significant changes in-volving migration of the more affluent to the suburbs and an influx of gener-ally less affluent residents. Regionally, the older Northeast cities have suf-fered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competi-tion as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally avail-able almost exclusively in the City, which has had an additional negative im-pact on New York City's recovery. The State has for many years had a very high State and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individu-als to relocate outside, or not locate within, the State.

Slowdown of Regional Economy. A national recession commenced in mid-1990. The downturn continued throughout the State's 1990-91 fiscal year and was followed by a period of weak economic growth during the 1991 and 1992 calendar years. For calendar year 1993, the economy grew faster than in 1992, but still at a very moderate rate as compared to other recov-eries. Moderate economic growth continued in calendar year 1994. Economic growth slowed within New York during 1995 and 1996 as the expansion of the na-tional economy moderated. The State has forecasted a continued slowdown in the expansion of the State's economy in 1997. The State's economic growth continues to lag behind the nation's, due in part to a significant retrenchment in the banking and financial services industries, downsizing by major corporations, cutbacks in defense spending, and an oversupply of office buildings. Many un-certainties exist in forecasts of both the national and State economies and there can be no assurance that the State's economy will perform at a level suf-ficient to meet the State's projections of receipts and disbursements.

1997-98 Fiscal Year. The Governor issued a proposed Executive Budget for the 1997-98 fiscal year (the "Proposed Budget") on January 14, 1997, which pro-jected a balanced general fund and receipts and disbursements each of $32.9 billion. As of May 5, 1997, the State legislature had not yet enacted, nor had the Governor and the legislature reached an agreement on, the budget for the 1997-98 fiscal year, which commenced on April 1, 1997. The Governor and the State's legislature have agreed on or proposed a series of short-term stopgap spending measures to fund state payrolls and advances to certain municipalities and certain state programs. The delay in the enactment of the budget may nega-tively affect certain proposed actions and reduce projected savings.

The Proposed Budget and the 1997-98 Financial Plan provide for the closing of a projected $2.3 billion budget gap in the 1997-98 fiscal year by cost-contain-ment savings in Medicaid spending reductions and use of the 1996-97 fiscal year surplus. Up to $1.3 billion of gap closing measures by the State are dependent upon federal actions with respect to the Medicaid program that have not been enacted due to the federal budget impact. The Governor has proposed that, de-pending upon the ultimate form of Medicaid relief provided to the states, any resulting gap would be filled through a combination of increased revenues, ad-ditional cuts in spending for social services, and so-called "one shot" sources of revenue or cost savings.

The Proposed Budget and the 1997-98 Financial Plan may be impacted negatively by uncertainties relating to the economy and tax collections. In particular, should the national economy grow more slowly than forecasted by the State, revenues received by the State would be adversely affected. In addition, pro-posed retroactive changes to the federal tax treatment of capital gains would flow through to the State and could significantly reduce tax receipts.

1996-97 Fiscal Year. The State ended the 1996-97 fiscal year with a General Fund balance of approximately $1.4 billion.

Future Fiscal Years. There can be no assurance that the State will not face substantial potential budget gaps in the future resulting from a significant disparity between tax revenues projected from a lower recurring receipts base and the spending required to maintain State programs at current levels. To ad-dress any potential budgetary imbalance, the State may need to take signifi-cant actions to align recurring receipts and disbursements. The Governor's budget for fiscal year 1996-97 projects that budget gaps of $1.6 billion and $2.0 billion may need to be closed for fiscal years 1998-99 and 1999-2000, re-spectively.

Indebtedness. As of March 31, 1996, the total amount of State general obliga-tion debt stood at $4.8 billion.

The Governor's budget for fiscal year 1997-98 projects approximately $540 mil-lion of borrowings by the state for capital purposes. The projections of the State regarding its borrowings for any fiscal year are subject to change if actual receipts fall short of State projections or if other circumstances re-quire.

In June 1990, legislation was enacted creating the New York Local Government Assistance Corporation ("LGAC"), a public benefit corporation empowered to is-sue long-term obligations to fund certain payments to local governments tradi-tionally funded through the State's annual seasonal borrowing. As of June 31, 1995, LGAC had issued its bonds to provide net proceeds of $4.7 billion com-pleting the program.

Financing of capital programs by other public authorities of the State is also obtained from lease-purchase and contractual-obligation financing arrange-ments, the debt service for which is paid from State appropriations. As of March 31, 1996, there were $19 billion of such other financing arrangements outstanding and additional financings of this nature by public authorities. In addition, certain agencies had issued and outstanding approximately $6.5 bil-lion of "moral obligation financings" as of March 31, 1996, which are to be repaid from project revenues. While there has never been a default on moral obligation debt of the State, the State would be required to make up any shortfall in debt service.

Ratings. In connection with the March 1997 State issuance of general obliga-tion bonds, Moody's rating of the State's general obligation bonds stood at A2 and S&P's rating stood at A- with a positive outlook. During the last quarter of 1996, Moody's modified its rating system to add the ratings A2 and A3. Prior to this modification the State's general obligation debt was rated A.

Previously, Moody's lowered its rating to A on June 6, 1990, its rating having been A1 since May 27, 1986. S&P lowered its rating from A to A- on January 13, 1992. S&P's previous ratings were A from March 1990 to January 1992, AA- from August 1987 to March 1990 and A+ from November 1982 to August 1987.

(2) The City and the Municipal Assistance Corporation ("MAC"): The City ac-counts for approximately 40% of the State's population and personal income, and the City's financial health affects the State in numerous ways.

In response to the City's fiscal crisis in 1975, the State took a number of steps to assist the City in returning to fiscal stability. Among other ac-tions, the State Legislature (i) created MAC to assist with long-term financ-ing for the City's short-term debt and other cash requirements and (ii) cre-ated the State Financial Control Board (the "Control Board") to review and ap-prove the City's budgets and four-year financial plans (the financial plans also apply to certain City-related public agencies).

In recent years, the rate of economic growth in the City slowed substantially as the City's economy entered a recession. While by some measures the City's economy may have begun to recover, a number of factors, including poor perfor-mance by the City's financial services companies, may prevent a significant improvement in the City's economy and may in fact negatively impact upon the City's finances by reducing tax receipts. The City Comptroller has issued re-ports concluding that the recession of the City's economy may be ending, but there is little prospect of any significant improvement in the near term.

Fiscal Year 1998 and the 1998-2001 Financial Plan. On January 30, 1997, the Mayor released his preliminary $32.9 billion budget for fiscal year 1998, which included $550 million reduction in expenditures by City agencies and the Board of Education ("BOE") budget and $500 million of revenues from an exten-sion of the City income tax surcharge which is due to expire. The Mayor an-nounced on May 6, 1997 that the preliminary budget for the 1998 fiscal year will be modified to utilize the incurred surplus from the 1997 fiscal year to reduce sales taxes, increase spending on certain programs to $320 million and to repay an additional $330 million of the City's debt.

The proposed 1998-2001 Financial Plan (the "Plan"), projects budget gaps of $2.4 billion, $3.3 billion and $3.1 billion for fiscal years 1999, 2000 and 2001, respectively. The Control Board and State Comptroller have each warned that the fiscal year 1998 budget includes moderate revenue risks. The State Comptroller and the Control Board have expressed concern that projected budget gaps for fiscal years 1999, 2000 and 2001 are each in excess of the City's es-timate.

An extended delay by the State in adopting its 1997-98 fiscal year budget or the failure of the State legislature to extend the income tax surcharge would negatively impact upon the City's financial condition and ability to close budget gaps for fiscal years 1998 and thereafter.

Given the foregoing, there can be no assurance that the City will continue to maintain a balanced budget during fiscal year 1998 or thereafter, or that it can maintain a balanced budget without additional tax or other revenue in-creases or reductions in City services, which could adversely affect the City's economic base.

Pursuant to State law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and which includes the City's capital, revenue and expense projections. The City is required to submit its financial plans to review bodies, including the Control Board. If the City were to experience certain adverse financial circumstances, including the occurrence or the substantial likelihood and the imminence of the occur-rence of an annual operating deficit of more than $100 million or the loss of access to the public credit markets to satisfy the City's capital and seasonal financial requirements, the Control Board would be required by State law to ex-ercise certain powers, including prior approval of City financial plans, pro-posed borrowings and certain contracts.

The City depends on the State for State aid both to enable the City to balance its budget and to meet its cash requirements. If the State experiences revenue shortfalls or spending increases beyond its projections during its 1997-98 fis-cal year or subsequent years, such developments could result in reductions in projected State aid to the City. In addition, there can be no assurance that State budgets for the 1998-99 or future fiscal years will be adopted by the April 1 statutory deadline and that there will not be adverse effects on the City's cash flow and additional City expenditures as a result of such delays.

The City projections set forth in the Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in ma-jor assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the timing of any re-gional and local economic recovery, the absence of wage increases in excess of the increases assumed in its financial plan, employment growth, provision of State and Federal aid and mandate relief, State legislative approval of future State budgets, levels of education expenditures as may be required by State law, adoption of future City budgets by the New York City Council, approval by the Governor or the State Legislature and the cooperation of MAC with respect to various other actions proposed in the Plan and changes in federal tax law.

The City's ability to maintain a balanced operating budget is dependent on whether it can identify additional expenditure reductions and action by the State legislature to achieve balanced operating budgets for fiscal year 1998 and thereafter. Any such proposed expenditure reductions will be difficult to implement because of their size and the substantial expenditure reductions al-ready imposed on City operations in recent years.

Attaining a balanced budget is also dependent upon the City's ability to market its securities successfully in the public credit markets. The City's four-year capital plan contemplates capital spending of $15.5 billion through the 2000 fiscal year, which will be financed through issuance of general obligation bonds, Water Authority Revenue Bonds and Covered Organization obligations, and will be used primarily to reconstruct and rehabilitate the City's infrastruc-ture and physical assets and to make capital investments. The City's financing program depended upon the receipt of approximately $1 billion from the sale of the City's sewer and water systems. However, New York's highest court blocked this sale on March 20, 1997. Accordingly, the City reduced capital spending through the 2000 fiscal year. A significant portion of such bond financing is used to reimburse the City's general fund for capital expenditures already in-curred. In addition, the City issues revenue and tax anticipation notes to fi-nance its seasonal working capital requirements. The terms and success of pro-jected public sales of City general obligation bonds and notes will be subject to prevailing market conditions at the time of the sale, and no assurance can be given that the credit markets will absorb the projected amounts of public bond and note sales. In addition, future developments concerning the City and public discus-sion of such developments, the City's future financial needs and other issues may affect the market for outstanding City general obligation bonds and notes. If the City were unable to sell its general obligation bonds and notes, it would be prevented from meeting its planned operating and capital expenditures.

On March 5, 1997, New York Governor George Pataki signed legislation creating The New York City Transitional Finance Authority, which beginning in fiscal year 1998 will be authorized to issue up to $7.5 billion in bonds for capital spending by the City. Absent creation of this authority, the City would have faced limitations on its borrowing capacity after 1998 under the State's Con-stitution.

The City is a defendant in a significant number of lawsuits and is subject to numerous claims and investigations, including, but not limited to, actions com-menced and claims asserted against the City arising out of alleged constitu-tional violations, torts, breaches of contracts, and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the proceedings and claims are not currently predictable, adverse de-terminations in certain of them might have a material adverse effect upon the City's ability to carry out its financial plan. As of June 30, 1996, the City estimated its potential future liability on outstanding claims to be $2.8 billion.

Certain unions, elected officials and others commenced an action in April 1996 seeking $791 million in underpayments by the City to Health and Hospitals Cor-poration during the 1994 and 1995 fiscal years and an injunction prohibiting further reductions. Such proceeding is still pending.

Fiscal Year 1997. New York City adopted its 1997 fiscal year budget in June 1996, which provided for spending of $33 billion and a closed budget gap of $2.6 billion. Due to increased tax revenues resulting from increased profits on Wall Street and tourism, the City expects to end fiscal year 1997 with a sur-plus of $800 million.

Fiscal Years 1991 through 1996. The City achieved balanced operating results in accordance with generally accepted accounting principles for fiscal years 1991 through 1996. The City was required to close substantial budget gaps in these fiscal years in order to maintain balanced operating results.

Ratings. As of the date of this prospectus, Moody's rating of the City's gen-eral obligation bonds stood at Baa1 and S&P's rating stood at BBB+. On February 11, 1991, Moody's had lowered its rating from A.

On March 1, 1996, Moody's confirmed its Baa1 rating in connection with a sched-uled March 1996 sale of $1.3 billion of the City's general obligation bonds but indicated that it would review such rating for a possible downgrade following adoption of the City's 1997 fiscal year budget. S&P also confirmed its rating of the City's general obligation bonds in connection with the such general ob-ligation bond issue in March 1996.

In January 1995, in response to the City's plan to borrow $120 million to re-fund debt due in February without imposing additional cuts in the fiscal 1995 budget, S&P placed the City on negative credit watch. In late May 1996, S&P confirmed the City's rating citing improvements in the revised fiscal year 1997 budget. Any rating decrease would negatively affect the marketability of the City's bonds and significantly increase the City's financing costs.

As of December 31, 1996, the City and MAC had, respectively, $25.5 billion and $3.8 billion of outstanding net long-term and short-term indebtedness.

(3) The State Agencies: Certain Agencies of the State have faced substantial financial difficulties which could adversely affect the ability of such Agen-cies to make payments of interest on, and principal amounts of, their respec-tive bonds. The difficulties have in certain instances caused the State (under so-called "moral obligation" provisions, which are non-binding statutory pro-visions for State appropriations to maintain various debt service reserve funds) to appropriate funds on behalf of the Agencies. Moreover, it is ex-pected that the problems faced by these Agencies will continue and will re-quire increasing amounts of State assistance in future years. Failure of the State to appropriate necessary amounts or to take other action to permit those Agencies having financial difficulties to meet their obligations could result in a default by one or more of the Agencies. Such default, if it were to oc-cur, would be likely to have a significant adverse affect on investor confi-dence in, and therefore the market price of, obligations of the defaulting Agencies. In addition, any default in payment on any general obligation of any Agency whose bonds contain a moral obligation provision could constitute a failure of certain conditions that must be satisfied in connection with Fed-eral guarantees of City and MAC obligations and could thus jeopardize the City's long-term financing plans.

As of September 30, 1994, the State reported that eighteen Agencies each had outstanding debt of $100 million or more and an aggregate of $70.3 billion of outstanding debt, some of which was State-supported and State-related debt.

(4) State Litigation: The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws. Included in the State's outstanding litigation are a number of cases challenging the constitutionality or the adequacy and effectiveness of a vari-ety of significant social welfare programs primarily involving the State's mental hygiene programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care which could require substantial increased financing of the litigated programs in the future.

In Robert L. Schulz v. The New York State Executive, plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 as in violation of the State constitution. The Supreme Court, Albany County, dismissed the action on November 4, 1996 and plaintiffs have appealed and sought an order to enjoin the issuance of any bonds. The injunction was denied on March 4, 1997. The plaintiffs have commenced an identical action in federal district court which is pending.

The State is also engaged in a variety of claims wherein significant monetary damages are sought. Actions commenced by several Indian nations claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nine-teenth centuries. The claimants seek recovery of approximately six million acres of land, as well as compensatory and punitive damages.

(5) Other Municipalities: Certain localities in addition to New York City could have financial problems leading to requests for additional State assis-tance. The potential impact on the State of such actions by localities is not included in projections of State receipts and expenditures in the State's 1997-98 fiscal year.

Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the creation of the Financial Control Board for the City of Yonkers (the "Yon-kers Board") by the State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the Governor or the State Legislature to assist Yonkers could result in allocation of State re-sources in amounts that cannot yet be determined.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1993, the total indebtedness of all localities in the State (other than New York City) was approximately $17.7 billion. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City authorized by State law to issue debt to finance deficits during the period that such defi-cit financing is outstanding. Fifteen localities had outstanding indebtedness for State financing at the close of their fiscal year ending in 1993. In De-cember 1995, in reaction to continuing financial problems, the Troy Municipal Assistance Corp., which was created in 1995, imposed a 1996 budget plan upon Troy, New York. Such revenue bonds have not to date been refinanced. A similar municipal assistance corporation has also been established for Newburgh. In addition, several other New York cities, including Utica, Rome, Schenectady, Syracuse and Niagara Falls have faced continuing budget deficits, as federal and state aid and local tax revenues have declined while government expenses have increased. The financial problems being experienced by the State's smaller urban centers place additional strains upon the State's financial con-dition at a time when the State is struggling with its own budget gaps.

Certain proposed Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities to in-crease local revenues to sustain those expenditures. Federal welfare reform legislation may increase the local burden for welfare benefits. In addition, proposed changes in the treatment of capital gains for federal income tax pur-poses could reduce the receipts of the State and City. If the State, New York City or any of the Agencies were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the market-ability of notes and bonds issued by localities within the State, including notes or bonds in the Fund, could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions, and long-range economic trends. The longer-range potential problems of declining urban population, increasing expenditures, and other economic trends could adversely affect certain localities and require increas-ing State assistance in the future.

(6) Other Issuers of New York Municipal Obligations. There are a number of other state agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

TEMPORARY INVESTMENTS
As stated in the Prospectus, the Funds to date have not invested and have no present intention to invest in "temporary investments" the income from which is subject to federal income tax. However, the Prospectus also discusses briefly the ability of each Fund to invest a portion of its assets in such temporary investments which will not exceed 20% of any Fund's assets except when made for defensive purposes. The Funds will invest only in temporary in-vestments which, in the opinion of the Adviser, are of "high grade" quality and have remaining maturities of 397 days or less.

Temporary investments include obligations of the United States Government, its agencies or instrumentalities; debt securities of issuers having, at the time of purchase, a quality rating within the two highest grades by either Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Corporation ("S&P") (Aaa or Aa, or AAA or AA, respectively); commercial paper rated in the highest grade by either of such rating services (Prime-1 or A-1, respectively); cer-tificates of deposit of domestic banks with assets of $1 billion or more; and Municipal Obligations and U.S. Government obligations subject to short-term repurchase agreements.

Subject to the foregoing limitations, the Funds may invest in the following temporary investments:

U.S. Government Direct Obligations--issued by the United States Treasury and include bills, notes and bonds.

 --Treasury bills are issued with maturities of up to one year. They are is-sued in bearer form, are sold on a discount basis and are payable at par value at maturity.

 --Treasury notes are longer-term interest-bearing obligations with original maturities of one to seven years.

 --Treasury bonds are longer-term interest-bearing obligations with original maturities from five to thirty years.

U.S. Government Agencies Securities--Certain federal agencies have been estab-lished as instrumentalities of the United States Government to supervise and finance certain types of activities. These agencies include, but are not lim-ited to, the Bank for Cooperatives, Federal Land Banks, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Government National Mortgage Association, Export-Import Bank of the United States and Tennessee Valley Authority. Issues of these agencies, while not di-rect obligations of the United States Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. There can be no as-surance that the United States Government itself will pay interest and princi-pal on securities as to which it is not so legally obligated.

Certificates of Deposit (CDs)--A certificate of deposit is a negotiable inter-est-bearing instrument with a specific maturity. CDs are issued by banks in ex-change for the deposit of funds and normally can be traded in the secondary market, prior to maturity. The Funds will only invest in U.S. dollar denomi-nated CDs issued by U.S. banks with assets of $1 billion or more.

Commercial Paper--Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations. Maturities on these issues vary from a few days to nine months. Commercial paper may be purchased from U.S. corporations.

Other Corporate Obligations--The Funds may purchase notes, bonds and debentures issued by corporations if at the time of purchase there is less than 397 days remaining until maturity or if they carry a variable or floating rate of inter-est.

Repurchase Agreements--A repurchase agreement is a contractual agreement whereby the seller of securities (U.S. Government or municipal obligations) agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Funds will only enter into repurchase agreements with dealers, domestic banks or recognized financial institutions that in the opin-ion of Nuveen Advisory present minimal credit risk. The risk to the Funds is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Funds might incur a loss if the value of the collateral de-clines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the col-lateral by the Funds may be delayed or limited. Nuveen Advisory will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, Nuveen Advisory will demand additional collateral from the issuer to in-crease the value of the collateral to at least that of the repurchase price.

Variable and Floating Rate Investments--See description on page 5.

RATINGS OF INVESTMENTS
The two highest ratings of Moody's for Municipal Obligations are Aaa and Aa. Municipal Obligations rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to Municipal Obligations which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than in Aaa rated Municipal Obligations. The Aaa and Aa rated Municipal Obligations comprise what are generally known as "high grade bonds." Moody's bond rating symbols may contain numerical modifiers of a generic rating classification. The modifier 1 indicates that the bond ranks at the high end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

The two highest ratings of S&P for Municipal Obligations are AAA and AA. Munic-ipal Obligations rated AAA have an extremely strong capacity to pay principal and interest. The rating of AA indicates that capacity to pay principal and in-terest is very strong and such bonds differ from AAA issues only in small de-gree.

The two highest ratings of Moody's and S&P for federally tax-exempt short-term loans and notes are MIG-1 and MIG-2, or VMIG-1 and VMIG-2 in the case of vari-able instruments, and SP-1 and SP-2, respectively. Obligations designated MIG-1 or VMIG-1 are the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Obligations designated as MIG-2 or VMIG-2 are high quality obligations with ample margins of protection. The des-ignation SP-1 indicates a very strong or strong capacity to pay principal and interest while the designation SP-2 denotes a satisfactory capacity to pay principal and interest.

The Funds' ability to purchase commercial paper of tax-exempt and corporate is-suers is limited to commercial paper rated Prime-1 or Prime-2 by Moody's or A-1 or A-2 by S&P. The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers rated P-1 have a superior capacity for repayment of short-term obligations normally evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reli-ance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established ac-cess to a range of financial markets and assured sources of alternative liquid-ity. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. The designation A-1 indicates that the degree of safety regarding timely payment is very strong, while the designation A-2 denotes a strong capacity for timely repayment.

Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event requires the elimination of such obligations from the Fund, but Nuveen Advisory will consider such an event in its determination of whether the Fund should continue to hold such obligation.

                                   MANAGEMENT

The management of Nuveen Tax-Free Money Market Fund, Inc., including general supervision of the duties performed by Nuveen Advisory under the Investment Management Agreement, is the responsibility of its Board of Directors. There are eight directors of Nuveen Tax-Free Money Market Fund, Inc., two of whom are "interested persons" (as the term "interested persons" is defined in the In-vestment Company Act of 1940) and six of whom are "disinterested persons." The names and business addresses of the directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth below, with those directors who are "interested persons" of Nuveen Tax-Free Money Market Fund, Inc. indicated by an asterisk.

----------------------------------------------------------------------------------------------
                                  POSITIONS AND
                                  OFFICES WITH     PRINCIPAL OCCUPATIONS
NAME AND ADDRESS              AGE FUNDS            DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------
Timothy R.                    48  Chairman of the  Chairman since July 1, 1996 of The John
Schwertfeger                      Board and        Nuveen Company, John Nuveen & Co. Incorpo-
333 West Wacker                   Director         rated, Nuveen Advisory Corp. and Nuveen In-
Drive                                              stitutional Advisory Corp.; prior thereto
Chicago, IL 60606                                  Executive Vice President and Director of
                                                   The John Nuveen Company (since March 1992),
                                                   John Nuveen & Co. Incorporated, Nuveen Ad-
                                                   visory Corp. (since October 1992) and
                                                   Nuveen Institutional Advisory Corp. (since
                                                   October 1992).
----------------------------------------------------------------------------------------------
Anthony T. Dean               52  President and    President since July 1, 1996 of The John
333 West Wacker                   Director         Nuveen Company, John Nuveen & Co. Incorpo-
Drive                                              rated, Nuveen Advisory Corp. and Nuveen In-
Chicago, IL 60606                                  stitutional Advisory Corp.; prior thereto,
                                                   Executive Vice President and Director of
                                                   The John Nuveen Company (since March 1992),
                                                   John Nuveen & Co. Incorporated, Nuveen Ad-
                                                   visory Corp. (since October 1992) and
                                                   Nuveen Institutional Advisory Corp. (since
                                                   October 1992).
----------------------------------------------------------------------------------------------
Robert P. Bremner             56  Director         Private Investor and Management Consultant.
3725 Huntington Street, N.W.
Washington, D.C.
20015
----------------------------------------------------------------------------------------------
Lawrence H. Brown             62  Director         Retired (August 1989) as Senior Vice Presi-
201 Michigan Avenue                                dent of The Northern Trust Company.
Highwood, IL 60040
----------------------------------------------------------------------------------------------
Anne E. Impellizzeri          64  Director         President and Chief Executive Officer of
3 West 29th Street                                 Blanton-Peale Institute of Religion and
New York, NY 10001                                 Health.
----------------------------------------------------------------------------------------------
Margaret K. Rosen-            70  Director         Helen Ross Professor of Social Welfare Pol-
heim                                               icy, School of Social Service Administra-
969 East 60th Street                               tion, University of Chicago.
Chicago, IL 60637

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                          POSITIONS AND
                          OFFICES WITH     PRINCIPAL OCCUPATIONS
NAME AND ADDRESS      AGE FUNDS            DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
Peter R. Sawers       64  Director         Adjunct Professor of Business and Econom-
22 The Landmark                            ics, University of Dubuque, Iowa; Adjunct
Northfield, IL 60093                       Professor, Lake Forest Graduate School of
                                           Management, Lake Forest, Illinois; Chart-
                                           ered Financial Analyst; Certified Manage-
                                           ment Consultant.
-------------------------------------------------------------------------------------
William J. Schneider  52  Director         Senior Partner, Miller-Valentine Partners,
4000 Miller-Valen-                         Vice President, Miller-Valentine Realty,
tine Ct.                                   Inc.
P.O. Box 744
Dayton, OH 45401
-------------------------------------------------------------------------------------
Bruce P. Bedford      57  Executive Vice   Executive Vice President of John Nuveen &
333 West Wacker           President        Co. Incorporated, Nuveen Advisory Corp.
Drive                                      and Nuveen Institutional Advisory Corp.
Chicago, IL 60606                          (since January 1997), prior thereto,
                                           Chairman and CEO of Flagship Resources
                                           Inc. and Flagship Financial Inc. and the
                                           Flagship funds (since January 1985).
-------------------------------------------------------------------------------------
Michael S. Davern     39  Vice President   Vice President of Nuveen Advisory Corp.
One South Main                             (since January 1997); prior thereto, Vice
Street                                     President and Portfolio Manager (since
Dayton, OH 45402                           September 1991) of Flagship Financial.
-------------------------------------------------------------------------------------
William M. Fitzger-   33  Vice President   Vice President of Nuveen Advisory Corp.
ald                                        (since December 1995); Assistant Vice
333 West Wacker                            President of Nuveen Advisory Corp. (from
Drive                                      September 1992 to December 1995); prior
Chicago, IL 60606                          thereto Assistant Portfolio Manager of
                                           Nuveen Advisory Corp. (from June 1988 to
                                           September 1992).
-------------------------------------------------------------------------------------
Kathleen M. Flanagan  50  Vice President   Vice President of John Nuveen & Co. Incor-
333 West Wacker                            porated; Vice President of Nuveen Advisory
Drive                                      Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                          Corp. (since June 1996)
-------------------------------------------------------------------------------------
J. Thomas Futrell     41  Vice President   Vice President of Nuveen Advisory Corp.
333 West Wacker
Drive
Chicago, IL 60606
-------------------------------------------------------------------------------------
Richard A. Huber      34  Vice President   Vice President of Nuveen Advisory Corp.
One South Main                             (since January 1997); prior thereto, Vice
Street                                     President and Portfolio Manager (since
Dayton, OH 45402                           August 1985) of Flagship Financial.
-------------------------------------------------------------------------------------
Steven J. Krupa       39  Vice President   Vice President of Nuveen Advisory Corp.
333 West Wacker
Drive
Chicago, IL 60606
-------------------------------------------------------------------------------------
Anna R. Kucinskis     51  Vice President   Vice President of John Nuveen & Co. Incor-
333 West Wacker                            porated.
Drive
Chicago, IL 60606

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                          POSITIONS AND
                          OFFICES WITH     PRINCIPAL OCCUPATIONS
NAME AND ADDRESS      AGE FUNDS            DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------
Larry W. Martin       45  Vice President   Vice President (since September 1992), As-
333 West Wacker           and              sistant Secretary and Assistant General
Drive                     Assistant Sec-   Counsel of John Nuveen & Co. Incorporated;
Chicago, IL 60606         retary           Vice President (since May 1993) and Assis-
                                           tant Secretary of Nuveen Advisory Corp.;
                                           Vice President (since May 1993) and Assis-
                                           tant Secretary of Nuveen Institutional Ad-
                                           visory Corp; Assistant Secretary of The
                                           John Nuveen Company (since February 1993).
-------------------------------------------------------------------------------------
Edward F. Neild, IV   31  Vice President   Vice President (since September 1996),
One South Main                             previously Assistant Vice President (since
Street                                     December 1993) of Nuveen Advisory Corp.,
Dayton, OH 45402                           Portfolio Manager prior thereto; Vice
                                           President (since September 1996), previ-
                                           ously Assistant Vice President (since May
                                           1995) of Nuveen Institutional Advisory
                                           Corp., Portfolio Manager prior thereto.
-------------------------------------------------------------------------------------
Walter K. Parker      48  Vice President   Vice President of Nuveen Advisory Corp.
One South Main                             (since January 1997); prior thereto, Vice
Street                                     President and Portfolio Manager (since
Dayton, OH 45402                           July 1994) of Flagship Financial; Portfo-
                                           lio Manager and CIO Trust Investor (since
                                           1983) for PNC Bank.
-------------------------------------------------------------------------------------
O. Walter Renfftlen   57  Vice President   Vice President and Controller of The John
333 West Wacker           and Controller   Nuveen Company, John Nuveen & Co.
Drive                                      Incorporated, Nuveen Advisory Corp. and
Chicago, IL 60606                          Nuveen Institutional Advisory Corp.
-------------------------------------------------------------------------------------
Thomas C. Spalding,   45  Vice President   Vice President of Nuveen Advisory Corp.
Jr.                                        and Nuveen Institutional Advisory Corp;
333 West Wacker                            Chartered Financial Analyst.
Drive
Chicago, IL 60606
-------------------------------------------------------------------------------------
H. William Stabenow   62  Vice President   Vice President and Treasurer of The John
333 West Wacker           and Treasurer    Nuveen Company, John Nuveen & Co. Incorpo-
Drive                                      rated, Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                          Institutional Advisory Corp.
-------------------------------------------------------------------------------------
Jan E. Terbrueggen    41  Vice President   Vice President of Nuveen Advisory Corp.
One South Main                             (since January 1997); prior thereto, Vice
Street                                     President and Portfolio Manager of Flag-
Dayton, OH 45402                           ship Financial.
-------------------------------------------------------------------------------------
Gifford R. Zimmerman  40  Vice President   Vice President (since September 1992), As-
333 West Wacker           and              sistant Secretary and Assistant General
Drive                     Assistant Sec-   Counsel of John Nuveen & Co. Incorporated,
Chicago, IL 60606         retary           Vice President (since May 1993) and Assis-
                                           tant Secretary of Nuveen Advisory Corp.;
                                           Vice President (since May 1993) and Assis-
                                           tant Secretary of Nuveen Institutional Ad-
                                           visory Corp.
-------------------------------------------------------------------------------------

Anthony T. Dean, Timothy R. Schwertfeger and Margaret K. Rosenheim serve as members of the Executive Committee of the Board of Directors. The Executive Committee, which meets between regular meetings of the Board of Directors, is authorized to exercise all of the powers of the Board of Directors.

The directors of Nuveen Tax-Free Money Market Fund, Inc. are directors or trustees, as the case may be, of 42 Nuveen open-end portfolios and of 52 Nuveen closed-end funds.

The following table sets forth compensation paid by Nuveen Tax-Free Money Mar-ket Fund, Inc. during the fiscal year ended February 28, 1997 to each of the directors. The Nuveen Tax-Free Money Market Fund, Inc. has no retirement or pension plans. The officers and directors affiliated with Nuveen serve without any compensation from the Nuveen Tax-Free Money Market Fund, Inc.

                                                              TOTAL COMPENSATION
                                                  AGGREGATE   FROM THE FUND AND
                                                COMPENSATION  FUND COMPLEX PAID
NAME OF DIRECTOR                                FROM THE FUND    TO DIRECTORS
--------------------------------------------------------------------------------
Anthony T. Dean................................      $ 0           $     0
Richard J. Franke*.............................        0                 0
Timothy R. Schwertfeger........................        0                 0
Robert P. Bremner..............................        0                 0(1)
Lawrence H. Brown..............................      559            59,000
Anne E. Impellizzeri...........................      559            59,000
Margaret K. Rosenheim..........................      647(2)         66,815(3)
Peter R. Sawers................................      559            59,000
William J. Schneider...........................        0                 0(1)

*  Mr. Franke retired as of June 30, 1996.

(1) First payment was in April, 1997.

(2) Includes $45 in interest earned on deferred compensation from prior years.


(3) Includes $1,565 in interest earned on deferred compensation from prior years.

Each director who is not employed by Nuveen or Nuveen Advisory will receive a $27,500 annual retainer for serving as a director of all open-end funds for which Nuveen Advisory serves as investment adviser and a $1,000 fee per day plus expenses for attendance at all meetings held on a day on which a regularly scheduled Board meeting is held, a $1,000 fee per day plus expenses for atten-dance in person or a $500 fee per day plus expenses for attendance by telephone at a meeting held on a day on which no regular board meeting is held and a $250 fee per day plus expenses for attendance in person or by telephone at a meeting of the Executive Committee. The annual retainer, fees and expenses will be al-located among the open-end funds on the basis of relative net assets. Nuveen Tax-Free Money Market Fund, Inc. requires no employees other than its officers, all of whom are compensated by Nuveen.

On May 28, 1997, the officers and directors of the Fund as a group owned less than 1% of the outstanding shares of each Fund.

The following table sets forth the percentage ownership of each person who as of May 28, 1997 owns of record or is known by the Registrant to own of record 5% or more of any class of each Fund's shares of the Funds. The Funds believe that none of these Shares are owned beneficially, but are held as agent for various accounts which are the beneficial owners.

    NAME OF FUND AND CLASS   NAME AND ADDRESS OF OWNER   PERCENTAGE OF OWNERSHIP
--------------------------------------------------------------------------------
Massachusetts Fund
 Service Plan Series......  Express & Co.                        83.52%
                            c/o Baybank Capital Mkt. OPS
                            Attn: Mary Richardson
                            155 Federal St., Fl. 7
                            Boston, MA 02110-17227
Massachusetts Fund
 Institutional Series.....  Rockland Trust Co.                   83.49%
                            Attn: Trust Operations Dept.
                            2036 Washington St.
                            Hanover, MA 02339-1617
                            Southwest Securities Inc.             8.93%
                            For the exclusive benefit of
                            our customers
                            1201 Elm St., Ste. 4300
                            Dallas, TX 75270-2108
                            Citizens-Union Savings Bank           7.58%
                            Trust Department
                            Attn: Barbara E. Parker
                            4 South Main Street
                            P.O. Box 1311
                            Fall River, MA 02722-1311
New York Fund
 Service Plan Series......  Henry Epstein                        33.77%
                            Bella Epstein JT Ten
                            189 Lindberg Ave.
                            Oceanside, NY 11572-5507
                            First Albany Corporation             10.90%
                            AC 5003-7472
                            Surinder K. Lakhanpal
                            30 So. Pearl Street
                            Albany, NY 12201
                            Dora Restucci                         5.52%
                            Francis J. Restucci JT Ten
                            84 Bedford Rd.
                            Katonah, NY 10536-2117

    NAME OF FUND AND CLASS    NAME AND ADDRESS OF OWNER    PERCENTAGE OF OWNERSHIP
----------------------------------------------------------------------------------
                            Peter J. Callahan &                      5.25%
                            Rita S. Callahan
                            JT Ten Wrds Not TC
                            242 Windsor Ln.
                            West Hempstead, NY 11552-3037
                            Shirley R. Mast & James F.               5.16%
                            Mast & William L. Mast
                            Jt Ten Wrds Not TC
                            1235 Hatch Rd.
                            Webster, NY 14580-2422
New York Fund
 Distribution Plan Se-      Estate of Edith Atlas                   16.49%
 ries...................    Sandra & Morton Bass Executors
                            185 Great Neck Rd.
                            Great Neck, NY 11021-3312
                            Sandra Bass                             14.77%
                            47 Deer Park Rd.
                            Great Neck, NY 11024-2138
New York Fund
 Institutional Series...    Nuveen Advisory Corp. Inc.             100.00%
                            Attn. Darlene Cramer
                            333 W. Wacker Dr. Fl. 34
                            Chicago, Il 60606-1220

             INVESTMENT ADVISER AND INVESTMENT MANAGEMENT AGREEMENT

Nuveen Advisory acts as investment adviser for Nuveen Tax-Free Money Market Fund, Inc. and in such capacity manages the investment and reinvestment of the assets of each Fund. Nuveen Advisory also administers Nuveen Tax-Free Money Market Fund, Inc.'s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as directors or of-ficers of Nuveen Tax-Free Money Market Fund, Inc. if elected to such positions. See "Management of the Funds" in the Prospectus.

Nuveen Advisory is paid an annual management fee with respect to each Fund at the rates set forth below which are based upon the average daily net asset value of each Fund.

AVERAGE DAILY NET ASSET
VALUE                       MANAGEMENT FEE
------------------------------------------
For the first $500 million    .400 of 1%
For the next $500 million     .375 of 1%
For assets over $1 billion    .350 of 1%

The management fees will be reduced or Nuveen Advisory will assume certain ex-penses of each series of each Fund in amounts necessary to prevent the total expenses of each series of each Fund in any fiscal year from exceeding .55 of 1% of the average daily net asset value of each series.

                                 MANAGEMENT FEES
                                 NET OF EXPENSE
                                  REIMBURSEMENT            FEE WAIVERS AND
                             PAID TO NUVEEN ADVISORY  EXPENSE REIMBURSEMENTS FOR
                               FOR THE YEAR ENDED           THE YEAR ENDED
                            ------------------------- --------------------------
                            2/28/95  2/29/96  2/28/97 2/28/95  2/29/96  2/28/97
--------------------------------------------------------------------------------
Massachusetts Fund......... $186,808 $138,984 $90,667 $ 96,303 $ 95,444 $152,133
New York Fund..............   47,656        0   7,960   71,808  125,330  107,183
Total For Both Funds.......  234,464  138,984  98,627  168,111  220,774  259,316

As discussed in the Prospectus, in addition to the management fees of Nuveen Advisory, each Fund pays all other costs and expenses of its operations and a portion of the Funds' general administrative expenses allocated in proportion to the net assets of each Fund, including each Fund's share of payments under the Distribution and Service Plans.

Nuveen Advisory is a wholly-owned subsidiary of John Nuveen & Co. Incorporated ("Nuveen"), the Funds' principal underwriter. In 1961, Nuveen began sponsoring the Nuveen Tax-Exempt Unit Trust and since that time has issued more than $36 billion in tax-exempt unit trusts, including over $12 billion tax-exempt in-sured unit trusts. In addition, Nuveen open-end and closed-end funds held ap-proximately $36 billion in securities under management as of the date of this Statement. Over 1,000,000 individuals have invested to date in Nuveen's funds and trusts. Founded 1898, Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by The St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota, and is principally engaged in providing property-liability insurance through subsidiaries.

Nuveen Advisory's portfolio managers call upon the resources of Nuveen's Re-search Department. The Nuveen Research Department reviews more than $100 bil-lion in municipal bonds every year.

The Funds, the other Nuveen funds, Nuveen Advisory, and other related entities have adopted a code of ethics which essentially prohibits all Nuveen fund man-agement personnel, including Nuveen fund portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take ad-vantage of, a Fund's anticipated or actual portfolio transactions, and is de-signed to assure that the interest of Fund shareholders are placed before the interest of Nuveen personnel in connection with personal investment transac-tions.

                            PORTFOLIO TRANSACTIONS

Nuveen Advisory, in effecting purchases and sales of portfolio securities for the account of each Fund, will place orders in such manner as, in the opinion of management, will offer the best price and market for the execution of each transaction. Portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be ob-tained elsewhere. Portfolio securities will not be purchased from Nuveen or its affiliates except in compliance with the Investment Company Act of 1940.

The Funds expect that all portfolio transactions will be effected on a princi-pal (as opposed to an agency) basis and, accordingly, do not expect to pay any brokerage commissions.

Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution ob-tainable, it will be the practice of the Funds to select dealers which, in ad-dition, furnish research information (primarily credit analyses of issuers) and statistical and other services to Nuveen Advisory. It is not possible to place a dollar value on information and statistical and other services re-ceived from dealers. Since it is only supplementary to Nuveen Advisory's own research efforts, the receipt of research information is not expected to re-duce significantly Nuveen Advisory's expenses. Any research benefits obtained are available to all of Nuveen Advisory's other clients. While Nuveen Advisory will be primarily responsible for the placement of the business of the Funds, the policies and practices of Nuveen Advisory in this regard must be consis-tent with the foregoing and will, at all times, be subject to review by the Board of Directors of Nuveen Tax-Free Money Market Fund, Inc.

Nuveen Advisory reserves the right to, and does, manage other investment ac-counts and investment companies or other clients which may have investment ob-jectives similar to the Funds. Subject to applicable laws and regulations, Nuveen Advisory will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Funds and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Funds and such other clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Funds and such other clients, the size of investment commitments gener-ally held by the Funds and such other clients and opinions of the persons re-sponsible for recommending investments to the Funds and such other clients.

While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of Nuveen Tax-Free Money Market Fund, Inc.'s Board of Directors that the benefits available from Nuveen Advisory's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Under the Investment Company Act of 1940, the Funds may not purchase portfolio securities from any underwriting syndicate of which Nuveen is a member except under certain limited conditions set forth in Rule 10f-3. The Rule sets forth requirements relating to, among other things, the terms of an issue of Municipal Obligations purchased by the Funds, the amount of Municipal Obligations which may be purchased in any one issue and the proportion of the assets of the Funds which may be invested in a particular issue. In addition, purchases of securities made pursuant to the terms of the Rule must be approved at least quarterly by the Board of Directors of Nuveen Tax-Free Money Market Fund, Inc., including a majority of the members thereof who are not interested persons of Nuveen Tax-Free Money Market Fund, Inc.

                                NET ASSET VALUE

As stated in the Prospectus, the net asset value of the shares of each Fund will be determined by The Chase Manhattan Bank, Nuveen Tax-Free Money Market Fund, Inc.'s custodian, as of 12:00 noon, Eastern Time, (1) on each day on which the Federal Reserve Bank of Boston is normally open and (2) on any day during which there is a sufficient degree of trading in the Funds' portfolio securities that the current net asset value of the shares of the Funds might be materially affected by changes in the value of the portfolio securities. The Federal Reserve Bank of Boston is not open and the Fund similarly will not be open on New Year's Day, Washington's Birthday, Martin Luther King's Birthday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanks-giving Day and Christmas Day. The net asset value per share of each Fund will be computed by dividing the value of the portfolio securities held by such Fund, plus cash or other assets, less liabilities, by the total number of shares of such Fund outstanding at such time.

Nuveen Tax-Free Money Market Fund, Inc. will seek to maintain a net asset value of $1.00 per share for each of the Funds. In this connection, Nuveen Tax-Free Money Market Fund, Inc. intends to value the portfolio securities of each Fund at their amortized cost, as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method does not take into account unrealized securities gains or losses. It involves valuing an instrument at its cost on the date of pur-chase and thereafter assuming a constant amortization to maturity of any dis-count or premium. While this method provides certainty in valuation, it may re-sult in periods during which the value of an investment, as determined by amor-tized cost, is higher or lower than the price the Funds would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares held in the Funds may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio in-struments. Thus, if the use of the amortized cost method by the Funds resulted in a lower aggregate portfolio value on a particular day, a prospective in-vestor in the Funds would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and exist-ing investors in the Funds would receive less investment income. The converse would apply in a period of rising interest rates.

The Funds, as a condition to the use of amortized cost and the maintenance of its per share net asset value of $1.00, must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remain-ing maturities of 397 days or less, and invest only in securities determined to be of high quality with minimal credit risks. The Funds may invest in variable and floating rate instruments even if they carry stated maturities in excess of 397 days, upon certain conditions contained in rules and regulations issued by the Securities and Exchange Commission (the "Commission") under the Investment Com-pany Act of 1940, but will do so only if there is a secondary market for such instruments or if they carry demand features, permissible under rules of the Commission for money market funds, to recover the full principal amount thereof upon specified notice at par, or both.

The Board of Directors, pursuant to the requirements of Rule 2a-7, has estab-lished procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the portfolio holdings of the Funds by the Board of Directors, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amor-tized cost. Market quotations and market equivalents used in such review may be obtained from a pricing agent approved by the Board of Directors. The Board has selected Nuveen Advisory to act as pricing agent, but in the future may select an independent pricing service to perform this function. In serving as pricing agent, Nuveen Advisory will follow guidelines adopted by the Board, and the Board will monitor Nuveen Advisory to see that the guidelines are followed. The pricing agent will value the investments in the Funds based on methods which include consideration of: yield or prices of municipal obligations of compara-ble quality, coupon, maturity and type; indications as to value from dealers; and general market conditions. The pricing agent may employ electronic data processing techniques and/or a matrix system to determine valuations. The ex-tent of any deviation between the net asset value of a Fund based on the pric-ing agent's market valuation and $1.00 per share based on amortized cost will be examined by the Board of Directors. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiat-ed. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it re-gards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or payment of distributions from cap-ital or capital gains; redemption of shares in kind; or establishing a net as-set value per share by using available market quotations.

                                  TAX MATTERS

FEDERAL INCOME TAX MATTERS
The following discussion of federal income tax matters is based upon the advice of Fried, Frank, Harris, Shriver and Jacobson, Washington, D.C., counsel to the Funds.

As described in the Prospectus, each Fund intends to qualify, as it has in prior years, under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for tax treatment as a regulated investment company. In order to qual-ify as regulated investment company, a Fund must satisfy certain requirements relating to the source of its income, diversification of its assets, and dis-tributions of its income to shareholders. First, a Fund must derive at least 90% of its annual gross income (including tax-exempt interest) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, foreign currencies or other income (including but not lim-ited to gains from options and futures) derived with respect to its business of investing in such stock or securities (the "90% gross income test"). Second, a Fund must derive less than 30% of its annual gross income from the sale or other disposition of any of the following which was held for less than three months: (i) stock or securities and (ii) certain options, futures, or forward contracts (the "short-short test"). Third, a Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is comprised of cash, cash items, United States Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of a Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the total assets is invested in the securities of any one is-suer (other than United States Government securities and securities of other regulated investment companies) or two or more issuers controlled by a Fund and engaged in the same, similar or related trades or businesses.

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its net investment income and net realized capital gains that is currently distributed to shareholders in any taxable year for which a Fund distributes at least 90% of the sum of (i) its "investment company taxable income" (which includes dividends, taxable interest, taxable original issue discount and market discount income, income from securities lending, net short-term capital gain in excess of long-term capital loss, and any other taxable income other than "net capital gain" (the excess of its net long-term capital gain over its short-term capital loss) and is reduced by deductible expenses) and (ii) its "net tax-exempt interest" (the excess of its gross tax-exempt in-terest income over certain disallowed deductions).

Each Fund also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its invest-ment in Municipal Obligations, which is exempt from regular federal income tax when received by such Fund, as Exempt Interest Dividends. Shareholders receiv-ing Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends.

Distributions by each Fund of net interest income received from certain taxable temporary investments (such as certificates of deposit, commercial paper and obligations of the United States Government, its agencies and instrumentali-
ties) and net short-term capital gains realized by a Fund, if any, will be tax-able to shareholders as ordinary income whether received in cash or additional shares. If a Fund purchases a Municipal Obligation at a market discount, any gain realized by the Fund upon sale or redemption of the Municipal Obligation will be treated as taxable interest income to the extent such gain does not ex-ceed the market discount, and any gain realized in excess of the market dis-count will be treated as capital gains. Any net long-term capital gains real-ized by a Fund and distributed to shareholders in cash or additional shares will be taxable to shareholders as long-term capital gains regardless of the length of time investors have owned shares of a Fund. The Funds do not expect to realize significant long-term capital gains. Because the taxable portion of each Fund's investment income consists primarily of interest, none of its divi-dends, whether or not treated as exempt-interest dividends, is expected to qualify under the Internal Revenue Code for the dividends received deductions for corporations.

If a Fund has both tax-exempt and taxable income, it will use the "average an-nual" method for determining the designated percentage that is taxable income and designate the use of such method within 60 days after the end of the Fund's taxable year. Under this method, one designated percentage is applied uniformly to all distributions made during the Fund's taxable year. The percentage of in-come designated as tax-exempt for any particular distribution may be substan-tially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.

Although dividends generally will be treated as distributed when paid, divi-dends declared in October, November or December, payable to shareholders of record on a specified date in one of those months and paid during the following January, will be treated as having been distributed by each Fund (and received by the shareholders) on December 31.

The redemption or exchange of the shares of a Fund is not expected to result in capital gain or loss to the shareholders because the Fund's net asset value is expected to remain constant at $1.00 per share. To the extent that the Fund's net asset value is greater or lesser than $1.00 per share, redemptions or ex-changes may result in capital gain or loss to the shareholder.

In order to avoid a 4% federal excise tax, each Fund must distribute or be deemed to have distributed by December 31 of each calendar year at least 98% of its taxable ordinary income for such year, at least 98% of the excess of its realized capital gains over its realized capital losses (generally computed on the basis of the one-year period ending on October 31 of such year) and 100% of any taxable ordinary income and the excess of realized capital gains over real-ized capital losses for the prior year that was not distributed during such year and on which such Fund paid no federal income tax. The Funds intend to make timely distributions in compliance with these requirements and conse-quently it is anticipated that they generally will not be required to pay the excise tax.

If in any year a Fund should fail to qualify under Subchapter M for tax treat-ment as a regulated investment company, the Fund would incur a regular corpo-rate federal income tax upon its income for that year, other than interest in-come from Municipal Obligations, and distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the Fund's available earnings and profits.

As stated in the Prospectus under "Dividends and Taxes," the Funds may invest in the type of private activity bonds the interest on which is not federally tax-exempt to persons who are "substantial users" of the facilities financed by such bonds or "related persons" of such "substantial users." Accordingly, the Funds may not be appropriate investments for shareholders who are considered either a "substantial user" or a "related person" within the meaning of the Code. In general, a "substantial user" of a facility financed from the proceeds of private activity bonds includes a "non-exempt person who regularly uses a part of such facility in his trade or business." "Related persons" are in gen-eral defined to include persons among whom there exists a relationship either by family or business, which would result in a disallowance of losses in trans-actions among them under various provisions of the Code (or if they are members of the same controlled group of corporations under the Code). For certain pri-vate activity bonds, this includes a partnership and each of its partners (in-cluding their spouses and minor children) and an S corporation and each of its shareholders (and their spouses and minor children). Various combinations of these relationships may also con-stitute "related persons" under the Code. The foregoing is not a complete statement of all of the provisions of the Code covering the definitions of "substantial user" and "related person." For additional information, investors should consult their tax advisers before investing in the Funds.

Federal tax law imposes an alternative minimum tax with respect to both corpo-rations and individuals. Interest on certain Municipal Obligations, such as bonds issued to make loans for housing purposes or to private entities (but not for certain tax-exempt organizations such as universities and non-profit hospi-
tals), is included as an item of tax preference in determining the amount of a taxpayer's alternative minimum taxable income. To the extent that a Fund re-ceives income from Municipal Obligations subject to the alternative minimum tax, a portion of the dividends paid by it, although otherwise exempt from fed-eral income tax, will be taxable to shareholders to the extent that their tax liability is determined under the alternative minimum tax regime.

The Funds will annually supply shareholders with a report indicating the per-centage of Fund income attributable to Municipal Obligations subject to the federal alternative minimum tax.

In addition, the alternative minimum taxable income for corporations is in-creased by 75% of the difference between an alternative measure of income ("ad-justed current earnings") and the amount otherwise determined to be the alter-native minimum taxable income. Interest on all Municipal Obligations, and therefore all distributions by a Fund that would otherwise be tax-exempt, is included in calculating the alternative measures of a corporation's taxable in-come.

Individuals whose "modified income" exceeds a base amount will be subject to Federal income tax on up to one-half of their social security or railroad re-tirement benefits. Modified income currently includes adjusted gross income, one-half of social security benefits and tax-exempt interest, including exempt-interest dividends from the Fund. Individuals whose modified income exceeds the adjusted base amount are required to include in gross income up to 85% of their social security benefits.

The Code provides that interest on indebtedness incurred or continued to pur-chase or carry shares of any Fund is not deductible. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Each Fund is required in certain circumstances to withhold 31% of taxable divi-dends and certain other payments paid to non-corporate holders of shares who have not furnished to the Fund their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifi-cates, or who are otherwise subject to back-up withholding.

The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Funds and their shareholders. For complete provisions, refer-ence should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or ad-ministrative action, and any such change may be retroactive with respect to transactions of the Funds. Shareholders are advised to consult their own tax advisers for more de-tailed information concerning the federal taxation of the Funds and the income tax consequences to their shareholders.

STATE TAX MATTERS

Massachusetts. Individual shareholders of the Massachusetts Fund who are sub-ject to Massachusetts income taxation will not be required to include that portion of their federally tax-exempt dividends in Massachusetts gross income which the Massachusetts Fund clearly identifies as directly attributable to interest earned on Municipal Obligations issued by governmental authorities in Massachusetts and which are specifically exempted from income taxation in Mas-sachusetts; provided that such portion is identified in a written notice mailed to the shareholders of the Massachusetts Fund not later than sixty days after the close of the Massachusetts Fund's tax year. Also, the individual shareholders of the Massachusetts Fund will not be required to include in gross income interest earned on obligations of the United States possessions and its territories to the extent interest earned on such obligations is ex-empt from taxation by the states pursuant to federal law.

Similarly, such shareholders will not be required to include in Massachusetts gross income capital gain dividends designated by the Massachusetts Fund to the extent such dividends are attributable to gains derived from Municipal Ob-ligations issued by Massachusetts governmental authorities and are specifi-cally exempted from income taxation in Massachusetts, provided that such divi-dends are identified in a written notice mailed to the shareholders of the Massachusetts Fund not later than sixty days after the close of the Massachu-setts Fund's tax year. Lastly, any dividends of the Massachusetts Fund attrib-utable to interest on United States obligations exempt from state taxation and included in Federal gross income will not be included in Massachusetts gross income if identified by the Massachusetts Fund in a written notice mailed to shareholders within sixty days after the close of the Massachusetts Fund's tax year. Massachusetts shareholders will be required to include all remaining dividends in their Massachusetts income.

To the extent not otherwise exempted from Massachusetts income taxation as provided above, the Massachusetts Fund's long-term capital gains for federal income tax purposes will be taxed as long-term capital gains to the individual shareholders of the Massachusetts Fund for purposes of Massachusetts income taxation. Massachusetts shareholders will be required to recognize any taxable gain or loss that is recognized for federal income tax purposes upon an ex-change or redemption of their shares.

If a shareholder of the Massachusetts Fund is a Massachusetts business corpo-ration or any foreign business corporation which exercises its charter, quali-fies to do business, actually does business or owns or uses any part of its capital, plant or other property in Massachusetts, then it will be subject to Massachusetts excise taxation either as a tangible property corporation or as an intangible property corporation. If the corporate shareholder is a tangible property corporation, it will be taxed upon its net income allocated to Massa-chusetts and the value of certain tangible property. If it is an intangible property corporation, it will be taxed upon its net income and net worth allo-cated to Massachusetts. Net income is gross income less allowable deductions for federal income tax purposes, subject to specified modifications. Dividends received from the Massachusetts Fund are includable in gross in-come and generally may not be deducted by a corporate shareholder in computing its net income. The corporation's shares in the Massachusetts Fund are not includable in the computation of the tangible property base of a tangible property corporation, but are includable in the computation of the net worth base of an intangible property corporation.

Shares of the Massachusetts Fund will be includable in the Massachusetts gross estate of a deceased individual shareholder who is a resident of Massachusetts for purposes of the Massachusetts Estate Tax.

Shares of the Massachusetts Fund will be exempt from local property taxes in Massachusetts.

New York. Individual shareholders of the New York Fund who are subject to New York State (or New York City) personal income taxation will not be required to include in their New York adjusted gross income that portion of their exempt-interest dividends (as determined for federal income tax purposes) which the New York Fund clearly identifies as directly attributable to interest earned on Municipal Obligations issued by governmental authorities in New York ("New York Municipal Obligations") and which are specifically exempted from personal income taxation in New York State (or New York City), or interest earned on obligations of United States possessions or territories to the extent interest earned on such obligations is exempt from taxation by the states pursuant to federal law. Distributions to individual shareholders of dividends derived from interest that does not qualify as an exempt-interest dividend (as deter-mined for federal income tax purposes), distributions of exempt-interest divi-dends (as determined for federal income tax purposes) which are derived from interest earned on Municipal Obligations issued by governmental authorities in states other than New York State, and distributions derived from interest earned on United States obligations will be included in their New York ad-justed gross income as ordinary income.

Distributions to individual shareholders of the New York Fund of capital gain dividends (as determined for federal income tax purposes) will be included in their New York adjusted gross income as long-term capital gains. Distributions to individual shareholders of the New York Fund of dividends derived from any net income received from taxable temporary investments and any net short-term capital gains realized by the New York Fund will be included in their New York adjusted gross income as ordinary income. Present New York law taxes long-term capital gains at the rates applicable to ordinary income.

Gain or loss, if any, resulting from an exchange or redemption of shares of the New York Fund that is recognized by individual shareholders of the New York Fund for federal income tax purposes will be recognized for purposes of New York State (or New York City) personal income taxation.

Generally, corporate shareholders of the New York Fund which are subject to New York State franchise taxation (or New York City general corporation taxa-tion) will be taxed upon their entire net income, business and investment cap-ital, or at a flat rate minimum tax. Entire income will include dividends re-ceived from the New York Fund (as determined for federal income tax purposes), as well as any gain or loss recognized from an exchange or redemption of shares of the New York Fund that is recognized for federal income tax purpos-es. Investment capital will include the corporate shareholder's shares of the New York Fund. Corporate shareholders of the New York Fund, which are subject to the temporary metropolitan transportation surcharge, will be required to pay a tax surcharge on the franchise taxes imposed by New York State.

Shareholders of the New York Fund will not be subject to New York City unin-corporated business taxation solely by reason of their ownership of shares of the New York Fund. If a shareholder of the New York Fund is subject to the New York City unincorporated business tax, income and gains derived from the New York Fund will be subject to such tax, except for exempt-interest dividends (as determined for federal income tax purposes) which the New York Fund clearly identifies as directly attributable to interest earned on New York Mu-nicipal Obligations.

Shares of the New York Fund will be exempt from local property taxes in New York State and New York City, but will be includible in the New York gross es-tate of a deceased individual holder who is a resident of New York for pur-poses of the New York Estate Tax.

The foregoing is a general and abbreviated summary of some of the important state tax provisions of designated states presently in effect as they directly govern the taxation of the Funds or their shareholders. The foregoing state tax information assumes that each Fund qualifies as a regulated investment company for federal income tax purposes under subchapter M of the Code, and that the amounts so designated by each Fund to its shareholders qualify as "exempt-interest dividends" under Section 852(b)(5) of the Code. These state provisions are subject to change by legislative or administrative action, and any such change may be retroactive with respect to transactions of the Funds. Shareholders of the Funds are advised to consult their own tax advisers in that regard.

                      DISTRIBUTION AND SERVICE PLAN

Shares of each Fund may be purchased at the net asset value which is next com-puted after receipt of an order, provided payment in federal funds is received as described in the Prospectus. Shares of each Fund are issued in three se-ries: (i) the Service Plan series, (ii) the Distribution Plan series, and
(iii) the Institutional series. There is no sales charge on purchases of shares of any series of the Fund.

As discussed in the Prospectus under "How to Purchase Fund Shares--Distribu-tion and Service Plan," each Fund has adopted a Distribution and Service Plan (the "Plan") with respect to its shares of the Distribution Plan series and the Service Plan series. The Plan was adopted by a vote of the Board of Direc-tors of Nuveen Tax-Free Money Market Fund, Inc., including a majority of the directors who are not interested persons of Nuveen Tax-Free Money Market Fund, Inc. and who have no direct or indirect financial interest in the operation of the Plans. Under the Plan, the Distribution Plan series and the Service Plan series of each Fund and Nuveen pay fees (i) in the case of the Service Plan series, to banks and other organizations described in the Prospectus for the servicing of accounts of shareholders of such series and (ii) in the case of the Distribution Plan series, to securities dealers for services rendered in the distribution of the shares of such series. In each case, such services may include, among other things, establishing and maintaining shareholder ac-counts, processing purchase and redemption transactions, arranging for bank wires, performing sub-accounting, answering shareholder inquiries and such other services as Nuveen may request. Payments to such securities dealers and banks or other organizations will be at the rate of .25 of 1% per year of the average assets of serviced accounts. One-half of such amounts will be paid by the Service Plan series and the Distribu-tion Plan series of each Fund and one-half by Nuveen. Expenses that are in-curred under the Plan in a given fiscal year but not reimbursed by the Fund in that year are not carried over to future years. For the fiscal year ended Feb-ruary 28, 1997, Nuveen Tax-Free Money Market Fund, Inc. paid fees to banks and other organizations under the Service Plan in the amount of $36,759 in connec-tion with the Massachusetts Fund and $133 in connection with the New York Fund. For the same period, Nuveen Tax-Free Money Market Fund, Inc. paid fees to secu-rities dealers under the Distribution Plan in the amount of $25,412 in connec-tion with the Massachusetts Fund and $11,444 in connection with the New York Fund.

Under the Plan, the Controller or the Treasurer of Nuveen Tax-Free Money Market Fund, Inc. will report quarterly to the Board of Directors for its review amounts expended for services rendered under the Plan. The Plan may be termi-nated at any time, without the payment of any penalty, by a vote of a majority of the directors who are not "interested persons" and who have no direct or in-direct financial interest in the Plan or by vote of a majority of the outstand-ing voting securities of the applicable series of each Fund. The Plan may be renewed from year to year if approved by a vote of the Board of Directors and a vote of the non-interested directors who have no direct or indirect financial interest in the Plan cast in person at a meeting called for the purpose of vot-ing on the Plan. The Plan may be continued only if the directors who vote to approve such continuance conclude, in the exercise of reasonable business judg-ment and in light of their fiduciary duties under applicable law, that there is a reasonable likelihood that the Plan will benefit such series of Nuveen Tax-Free Money Market Fund, Inc. and its shareholders. The Plan may not be amended to increase materially the cost which the Distribution Plan series or the Serv-ice Plan series of each Fund may bear under the Plan without the approval of the shareholders of the affected series, and any other material amendments of the Plans must be approved by the non-interested directors by a vote cast in person at a meeting called for the purpose of considering such amendments. Dur-ing the continuance of the Plan, the selection and nomination of the non-inter-ested directors of Nuveen Tax-Free Money Market Fund, Inc. will be committed to the discretion of the non-interested directors then in office.

No director of the Nuveen Tax-Free Money Market Fund, Inc., nor any interested person of the Nuveen Tax-Free Money Market Fund, Inc., has any direct or indi-rect financial interest in the Plans.

Shareholders should note that when a Fund dividend check has been returned to the sender by the post office after repeated mailings, the shareholder account will thereafter be registered for automatic reinvestment of dividends and thus the dividend check and future dividend checks will be reinvested in additional Fund shares. Shareholders are reminded that they need to advise the Funds promptly in writing of any change in address.

The Glass-Steagall Act and other applicable laws, among other things, may limit banks from engaging in the business of underwriting, selling or distributing securities. Since the only functions of banks who may be engaged as Service Or-ganizations is to perform administrative shareholder servicing functions, Nuveen Tax-Free Money Market Fund, Inc. believes that such laws should not pre-clude a bank from acting as a Service Organization. However, future changes in either federal or state statutes or regulations relating to the permissible ac-tivities of banks and their subsidiaries or affiliates, as well as judicial or administrative decisions or interpretations of statutes or regulations, could prevent a bank from continuing to perform all or a part of its shareholder servicing activi-ties. If a bank were prohibited from so acting, its shareholder customers would be permitted to remain shareholders of the Funds and alternative means for con-tinuing the servicing of such shareholders would be sought.

                               YIELD INFORMATION

As explained in the Prospectus, the historical performance of a series of a Fund may be expressed in terms of "yield," "effective yield" or "taxable equiv-alent yield." These various measures of performance are described below. Based on the seven-day period ended February 28, 1997 the current yield, effective yield and taxable equivalent yield (using a combined federal and state income tax rate of 47.0% for Massachusetts and 43.5% for New York) for the series of the Massachusetts and New York Funds were as follows:

                                          TAXABLE
                     CURRENT EFFECTIVE EQUIVALENT
                       YIELD     YIELD      YIELD
-------------------------------------------------
MASSACHUSETTS FUND:
 All Series            2.79%     2.83%      5.26%
NEW YORK FUND:
 All Series            2.86%     2.90%      5.06%

Each series' yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, current yield is based on a seven-day period and is computed as follows: The series' net investment income per share for the period is divided by the price per share (expected to remain constant at $1.00) at the beginning of the period, the result (the "base period return") is divided by 7 and multiplied by 365, and the resulting figure is carried to the nearest hundredth of one percent. For the purpose of this calculation, the series' net investment income per share includes its accrued interest income plus or minus amortized purchase discount or premium less accrued expenses, but does not include realized capi-tal gains or losses or unrealized appreciation or depreciation of investments.

A series' effective yield is calculated by taking the base period return (com-puted as described above) and calculating the effect of assumed compounding. The formula for effective yield is: (base period return + 1)/3//6//5///7/ -1.

A series' taxable equivalent yield is computed by dividing that portion of the series' yield which is tax-exempt by the remainder of (1 minus the stated fed-eral income tax rate) and adding the product to that portion, if any, of the yield of the series that is not tax-exempt.

Each series' yield will fluctuate, and the publication of annualized yield quo-tations is not a representation of what an investment in the series will actu-ally yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in question, but also on such matters as the expenses attributable to the series.

In reports or other communications to shareholders or in advertising and sales literature, Nuveen Tax-Free Money Market Fund, Inc. may compare the perfor-mance of its Funds to that of other money market mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"), by Donoghue's Money Fund Report ("Donoghue's") or similar services or by financial publications such as Barron's, Changing Times, Forbes and Money Magazine. Performance comparisons by these indexes, services or publications may rank mutual funds over differ-ent periods of time by means of aggregate, average, year-by-year or other types of performance figures. Lipper performance calculations include the re-investment of all capital gain and income dividends for the periods covered by the calculations. As reported by Donoghue's, all investment results represent total return (annualized results for the period net of management fees and ex-penses) and one year investment results are effective annual yields assuming reinvestment of dividends.

A comparison of tax-exempt and taxable equivalent yields is one element to consider in making an investment decision. Nuveen Tax-Free Money Market Fund, Inc. may from time to time in its advertising and sales materials compare the then current yields of its Funds as of a recent date with the yields on tax-able investments such as corporate or U.S. Government bonds and bank CDs or money market accounts, each of which has investment characteristics that may differ from those of the Funds. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government.

The following tables show the effects for individuals of federal income taxes on the amount that those subject to a given tax rate would have to put into a tax-free investment in order to generate the same after-tax income as a tax-able investment.*

  Read down to find the amount of a tax-free investment at the specified rate that would provide the same after-tax income as a $50,000 taxable invest-ment at the stated taxable rate.

                       2.50%   3.00%   3.50%   4.00%   4.50%   5.00%
              2.00%    TAX-    TAX-    TAX-    TAX-    TAX-    TAX-
   TAXABLE   TAX-FREE  FREE    FREE    FREE    FREE    FREE    FREE
---------------------------------------------------------------------
    3.00%    $ 51,750 $41,400 $34,500 $29,571 $25,875 $23,000 $20,700
---------------------------------------------------------------------
    4.00%    $ 69,000 $55,200 $46,000 $39,429 $34,500 $30,667 $27,600
---------------------------------------------------------------------
    5.00%    $ 86,250 $69,000 $57,500 $49,286 $43,125 $38,333 $34,500
---------------------------------------------------------------------
    6.00%    $103,500 $82,800 $69,000 $59,143 $51,750 $46,000 $41,400
---------------------------------------------------------------------
    7.00%    $120,750 $96,600 $80,500 $69,000 $60,375 $53,667 $48,300
---------------------------------------------------------------------

*The dollar amounts in the table reflect a 31% federal income tax rate.

This table is for illustrative purposes only and is not intended to predict the actual return you might earn on your investment. The Funds occasionally may advertise their performance in similar tables using a different current tax rate than that shown here. The tax rate shown here may be higher or lower than your actual tax rate; a higher tax rate would tend to make the dollar amounts in the table lower, while a lower tax rate would make the amounts higher. You should consult your tax adviser to determine your actual tax rate.

                  INDEPENDENT PUBLIC ACCOUNTANTS AND CUSTODIAN

Arthur Andersen LLP, independent public accountants, 33 W. Monroe Street, Chi-cago, Illinois 60603 have been selected as auditors for Nuveen Tax-Free Money Market Fund, Inc. In addition to audit services, Arthur Andersen LLP provides consultation and assistance on accounting, internal control, tax and related matters. The financial statements of Nuveen Tax-Free Money Market Fund, Inc. incorporated by reference elsewhere in this Statement of Additional Information and the information set forth under "Financial Highlights" in the Prospectus have been audited by Arthur Andersen LLP as indicated in their report with re-spect thereto, and are included in reliance upon the authority of said firm as experts in giving said report.

The custodian of the Nuveen Tax Free Money Market Fund, Inc.'s assets is The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004.

NUVEEN
Money Market
Funds


February 28, 1997


Annual Report


Dependable, tax-free income
to help you keep more of
what you earn.


Reserves
California
Massachusetts                                   [PHOTO OF COUPLE APPEARS HERE]
New York

                                   Contents


                                     2  Dear Shareholder

                                     4  Answering Your Questions

                                     6  Reserves Overview

                                     7  California Overview

                                     8  Massachusetts Overview

                                     9  New York Overview

                                    11  Financial Section

                                    49  Shareholder Meeting Results

                                    50  Shareholder Information

                                    51  Fund Information

Dear Shareholder

It is a pleasure to report to you on the performance of your Nuveen tax-free money market fund for the year ended February 28, 1997. During this 12-month period the funds covered in this report continued to achieve their goal of delivering attractive tax-free income from portfolios of quality municipal bonds. As of the end of February, investors were receiving annual tax-free yields that ranged from 2.79% to 2.87%, equivalent to taxable yields of 4.36% to 4.48% for investors in the 36% federal income tax bracket.

The Nuveen money market funds have done well in generating tax-free income for investors while preserving net asset value stability and investor confidence.

Perhaps even more importantly, your money market fund has continued to deliver safety and liquidity, which is especially comforting during periods of market volatility. When combined with the flexibility of checkwriting, money market funds remain a valuable and convenient investment alternative.

Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes. In January we merged our mutual fund family with Flagship Resources, a respected manager of municipal bond mutual funds based in Dayton, Ohio. This merger added 19 mutual funds to the Nuveen family, giving investors an expanded array of investment solutions for their personal portfolios.

[PHOTO OF TIMOTHY R.
  SCHWERTFEGER APPEARS HERE]

Timothy R. Schwertfeger

"Since our last report, Nuveen has broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes."



Nuveen also has created new equity investments to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide prudent investors superior equity market performance with equal or less risk than the overall stock market. In March we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds.

Nuveen prides itself on providing attractive tax-free income with reduced risk to more than 1.3 million shareholders. In conversations with investors, many of you have told me how important tax-free income is to maintaining a lifestyle that you have worked so hard to build. I appreciate the trust you have placed in us.

Sincerely,


/S/ Timothy R. Schwertfeger
Timothy R. Schwertfeger

Chairman of the Board

April 14, 1997

Answering Your Questions


[PHOTO OF TOM SPALDING APPEARS HERE]

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What principal factors affected the municipal bond market and the funds during the past year?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty.

Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Money market investments turned in good returns, considering the current low rates available on short-term securities. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with shorter-term vehicles until a clearer picture of market trends emerged.

What impact will future interest rate changes have on fund performance?

Given the uncertainty about a possible correction in the equity market and the Federal Reserve's recent 0.25% increase in short-term interest rates, municipal money market funds should see improvement in the tax-free yields they provide investors.

What is your approach to managing the funds?

We kept the fund's weighted average maturity near the low end of its target range for the first six months of 1996, so that we could quickly roll assets into higher yielding securities as they became

"Money market investments turned in good returns, considering the current low rates available on short- term securities."


available. We took advantage of the June/July note season, when many municipal governments bring new issues to market, to modestly extend maturity.

What is your outlook for the market in the next year?

Economic expansion continues to be slow and steady, as evidenced by a lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply. It is not clear if or when the Federal Reserve will raise rates again. Our strategy is to keep the fund at or near its current maturity range until the interim volatility subsides and we can better assess the direction of interest rates.

Nuveen Tax-Free Reserves, Inc.
February 28, 1997 Annual Report

Reserves
Overview

Fund Highlights
=================================================
Inception Date                              11/82
Total Net Assets                     $304,087,480
Average Weighted Maturity (Days)               33
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.79%
SEC 30-Day Yield                            2.80%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.36%
SEC 30-Day Yield                            4.38%
-------------------------------------------------

Based on a federal income tax rate of 36%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]
                                       ====

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

California
Overview

Fund Highlights
=================================================
Inception Date                               3/86
Total Net Assets                     $185,638,604
Average Weighted Maturity (Days)               22
-------------------------------------------------

Tax-Free Yields
=================================================
SEC 7-Day Yield                             2.87%
SEC 30-Day Yield                            2.88%
-------------------------------------------------

Taxable Equivalent Yields
=================================================
SEC 7-Day Yield                             4.95%
SEC 30-Day Yield                            4.97%
-------------------------------------------------

Based on a combined federal and state income tax rate of 42%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen Massachusetts Tax-Free Money Market Fund
February 28, 1997 Annual Report

Massachusetts
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $41,024,478
Average Weighted Maturity (Days)              48
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.79%
SEC 30-Day Yield                           2.80%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.94%
SEC 30-Day Yield                           4.96%
------------------------------------------------

Based on a combined federal and state income tax rate of 43.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

Nuveen New York Tax-Free Money Market Fund
February 28, 1997 Annual Report

New York
Overview

Fund Highlights
================================================
Inception Date                              2/87
Total Net Assets                     $26,546,301
Average Weighted Maturity (Days)              47
------------------------------------------------

Tax-Free Yields
================================================
SEC 7-Day Yield                            2.86%
SEC 30-Day Yield                           2.87%
------------------------------------------------

Taxable Equivalent Yields
================================================
SEC 7-Day Yield                            4.81%
SEC 30-Day Yield                           4.82%
------------------------------------------------

Based on a combined federal and state income tax rate of 40.5%; represents the yield needed from a taxable investment necessary to equal the yield of the Nuveen fund on an after-tax basis.

[PIE CHART APPEARS HERE]

[LINE GRAPH APPEARS HERE]

                                       ====

                               Financial Section


                        Contents

                    12  Portfolio of Investments

                    25  Statement of Net Assets

                    26  Statement of Operations

                    30  Statement of Changes in Net Assets

                    34  Notes to Financial Statements

                    39  Financial Highlights

                    48  Report of Independent
                        Public Accountants

                                       ====

                Portfolio of Investments
                Tax-Free Reserves
   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Alabama -- 4.0%

 $12,200,000    The Medical Clinic Board of the City of Birmingham - UAHSF, Medical               A-1+      $12,200,000
                  Clinic Revenue Bonds, UAHSF Series 1991, Variable Rate Demand
                  Bonds, 3.550%, 12/01/26+
-----------------------------------------------------------------------------------------------------------------------
                Arizona -- 6.4%

   7,000,000    The Industrial Development Authority of the County of Apache (Arizona),         VMIG-1        7,000,000
                  Pollution Control Revenue Bonds, 1981 Series B (Tucson Electric Power
                  Company Project ), Variable Rate Demand Bonds, 3.450%, 10/01/21+

  12,600,000    City of Mesa Municipal Development Corporation, Special Tax Updates             VMIG-1       12,600,000
                  Bonds, Series 1985, Commercial Paper, 3.400%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Arkansas -- 1.0%

   2,900,000    Board of Trustees of the University of Arkansas, Various Facility Revenue       VMIG-1        2,900,000
                  Bonds (UAMS Campus), Series 1994, Variable Rate Demand Bonds,
                  3.350%, 12/01/19+
-----------------------------------------------------------------------------------------------------------------------
                California -- 2.6%

   5,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds,               MIG-1        5,013,770
                  Series A Note, 4.750%, 7/02/97

   3,000,000    Santa Clara County Transit District, Refunding Equipment Trust                  VMIG-1        3,000,000
                  Certificates, Variable Rate Demand Bonds, 3.450%, 6/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Delaware -- 3.8%

  11,452,500    New Castle County, Delaware, Economic Development Revenue Refunding                A-1       11,452,500
                  Bonds (Henderson/McGuire Partners Project), Series 1993, Variable
                  Rate Demand Bonds, 3.350%, 8/15/20+
-----------------------------------------------------------------------------------------------------------------------
                District of Columbia -- 2.4%

   7,200,000    District of Columbia (Washington, D.C.), General Obligation General             VMIG-1        7,200,000
                  Fund Recovery Bonds, Series 1991B, Variable Rate Demand Bonds,
                  3.500%, 6/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Florida -- 5.9%

   1,400,000    Florida Housing Finance Agency, Multi-Family Housing Revenue Refunding             A-1        1,400,000
                  Bonds, 1989 Series E (Fairmont Oaks Project), Variable Rate Demand
                  Bonds, 3.500%, 4/01/26+

   4,210,000    Florida Municipal Power Agency, Initial Pooled Loan Project, Commercial            A-1        4,210,000
                  Paper Notes, Series A, 3.450%, 6/20/97

   1,000,000    Atlantic Beach Improvement and Refunding Revenue Bonds, Series                  VMIG-1        1,000,000
                  1994B (Fleet Landing Project), Variable Rate Demand Bonds,
                  3.500%, 10/01/24+

                =====
                12




                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Florida -- continued

  $3,100,000    Pasco County Housing Finance Authority, Multi-Family Housing Revenue            VMIG-1      $ 3,100,000
                  Bonds (Carlton Arms of Magnolia Valley Project), Series 1985, Variable
                  Rate Demand Bonds, 3.375%, 12/01/07+

   4,800,000    Sarasota County Public Hospital District, Hospital Revenue Bonds                  A-1+        4,800,000
                  (Sarasota Memorial Hospital Project), Series C, Commercial Paper,
                  3.450%, 3/21/97

   3,300,000    Sunshine State Governmental Financing Commission, Revenue Bonds,                VMIG-1        3,300,000
                  Series 1986, Commercial Paper, 3.500%, 3/05/97
-----------------------------------------------------------------------------------------------------------------------
                Georgia -- 6.1%

                Municipal Gas Authority of Georgia, Gas Revenue Bonds (Transco
                Portfolio I Project), Series B, Commercial Paper:
   5,000,000      3.300%, 3/07/97                                                                 A-1+        5,000,000
   3,400,000      3.400%, 5/14/97                                                               VMIG-1        3,400,000

  10,000,000    Fulco Hospital Authority, Revenue Anticipation Certificates (Saint              VMIG-1       10,000,000
                  Joseph's Hospital of Atlanta Project), Series 1989, Commercial
                  Paper, 3.350%, 4/30/97
-----------------------------------------------------------------------------------------------------------------------
                Hawaii -- 0.9%

   2,600,000    Hawaii State Department of Budget and Finance, Special Purpose                     A-1        2,600,000
                  Floating Rate Demand Revenue Bonds (Adventist
                  Health System -- West), Series 1984, Variable Rate
                  Demand Bonds, 3.700%, 9/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- 9.1%

   7,000,000    Illinois Development Finance Authority, Pollution Control Revenue Bonds            P-1        7,000,000
                  (Diamond - Star Motors Corporation Project), Series 1985, Variable
                  Rate Demand Bonds, 3.550%, 12/01/08+

   6,000,000    Illinois Education Facilities Authority, Adjustable Demand Revenue              VMIG-1        6,000,000
                  Bonds, Shedd Aquarium Society, Series 1987B, Commercial Paper,
                  3.550%, 5/06/97

   1,570,000    Illinois Health Facilities Authority, Unit Priced Demand Adjustable Revenue       A-1+        1,570,000
                  Bonds, Alexian Brothers Health System, Inc. (Alexian Brothers Medical
                  Center, Inc. Project), Series 1985D, Commercial Paper, 3.400%, 4/25/97

   4,400,000    Illinois Health Facilities Authority, Adjustable Demand Revenue Bonds,          VMIG-1        4,400,000
                  Series 1991 (Victory Health Services Project), Commercial Paper,
                  3.500%, 3/20/97

                =====
                13



                Portfolio of Investments

                Tax-Free Reserves -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Illinois -- continued

 $ 3,000,000    City of Chicago, Chicago-O'Hare International Airport, Special Facility            P-1      $ 3,000,000
                  Revenue Bonds (American Airlines, Inc. Project), Series 1983C,
                  Variable Rate Demand Bonds, 3.450%, 12/01/17+

   5,700,000    City of Decatur, Macon County, Illinois, Unit Priced Demand Adjustable          VMIG-1        5,700,000
                  Water Revenue Bonds, Series 1985, Commercial Paper,
                  3.550%, 4/09/97
-----------------------------------------------------------------------------------------------------------------------
                Iowa -- 2.9%

   6,000,000    Iowa School Corporations, Warrant Certificates, 1996-97 Series A                 MIG-1        6,014,916
                  Note, 4.750%, 6/27/97

   2,900,000    City of Eddyville, Iowa, Industrial Development Revenue Bonds                      N/R        2,900,000
                  (Heartland Lysine, Inc. Project), Series 1985, Variable Rate
                  Demand Bonds, 3.650%, 11/01/03+
-----------------------------------------------------------------------------------------------------------------------
                Kentucky -- 3.6%

   2,000,000    Kentucky Governmental Agencies, 1996 Cash Flow Borrowing Program,                  N/R        2,000,947
                  Certificates of Participation, Tax and Revenue Anticipation Notes,
                  4.300%, 6/30/97

   9,005,000    Hancock County, Kentucky, Industrial Building Revenue Refunding                    N/R        9,005,000
                  Bonds (Southwire Company Project), Series 1990, Variable Rate
                  Demand Bonds, 3.900%, 7/01/10+
-----------------------------------------------------------------------------------------------------------------------
                Louisiana -- 4.9%

  10,000,000    Louisiana Recovery District, Sales Tax Bonds, Series 1988, Commercial              Aaa       10,000,000
                  Paper, 3.900%, 7/01/97

   5,000,000    Ascension Parish Pollution Control (BASF Wyandotte Corporation),                   P-1        5,000,000
                  Variable Rate Demand Bonds, 3.500%, 12/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Michigan -- 2.7%

   7,100,000    Michigan Job Development Authority, Limited Obligation Revenue Bonds               A-1        7,100,000
                  (Frankenmuth Bavarian Inn Motor Lodge Project), Series A, Variable
                  Rate Demand Bonds, 3.850%, 9/01/15+

   1,065,000    The Economic Development Corporation of the City of Warren, MaComb                 P-1        1,065,000
                  County, Michigan, Floating Rate Limited Obligation Revenue Bonds
                  (The Prince Company, Inc., Michigan Division Project), Series A,
                  Variable Rate Demand Bonds, 3.750%, 11/01/99+
-----------------------------------------------------------------------------------------------------------------------
                Minnesota -- 2.5%

   5,255,000    City of Bloomington, Minnesota, Floating Rate Demand Commercial                   A-1+        5,255,000
                  Revenue Bonds (James Avenue Associates Project), Series 1985,
                  Variable Rate Demand Bonds, 3.350%, 12/01/15+

                ====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Minnesota -- continued

 $ 2,400,000    Housing and Redevelopment Authority of the City of Saint Paul,                     A-1       $2,400,000
                  Minnesota, Variable Rate Demand Purchase, District Heating
                  Revenue Bonds, 1982 Series A, Variable Rate Demand Bonds,
                  3.550%, 12/01/12+
-----------------------------------------------------------------------------------------------------------------------
                Missouri -- 3.0%

                State Environmental Improvement and Energy Resources Authority,
                Unit Priced Demand Adjustable Pollution Control Revenue Bonds,
                Series 1985 A (Union Electric Company), Commercial Paper:
   3,600,000      3.300%, 4/10/97                                                               VMIG-1        3,600,000
   5,600,000      3.550%, 5/21/97                                                               VMIG-1        5,600,000
-----------------------------------------------------------------------------------------------------------------------
                New Hampshire -- 2.3%

   7,000,000    New Hampshire Higher Educational and Health Facilities Authority,                  A-1        7,000,000
                  Revenue Bonds, Hunt Community Issue, Series 1996, Variable Rate
                  Demand Bonds, 3.450%, 5/01/26+
-----------------------------------------------------------------------------------------------------------------------
                New York -- 2.8%

   3,500,000    The City of New York, General Obligation Bonds, Fiscal 1995 Series B,           VMIG-1        3,500,000
                  Variable Rate Demand Bonds, 3.500%, 8/15/22+

   5,000,000    The City of New York, General Obligation Revenue Anticipation Notes,             MIG-1        5,012,173
                  Fiscal 1997 Series B, 4.500%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
                North Carolina -- 4.0%

   2,400,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        2,400,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990B, Commercial Paper,
                  3.700%, 4/10/97

   6,630,000    The Wake County Industrial Facilities and Pollution Control Financing              P-1        6,630,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1990A, Commercial Paper,
                  3.550%, 4/09/97

   3,000,000    The Wake County Industrial Facilities and Pollution Control Financing           VMIG-1        3,000,000
                  Authority, Pollution Control Refunding Bonds (Carolina Power and
                  Light Company Project), Series 1985C, Variable Rate Demand Bonds,
                  3.500%, 10/01/15
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- 9.4%

   3,100,000    Ohio School Districts, 1996 Cash Flow Borrowing Program, Certificates            MIG-1        3,105,231
                  of Participation, Revenue Anticipation Notes of Certain Ohio School
                  Districts, Series B, 4.530%, 6/30/97

                ====

                Portfolio of Investments
                Tax-Free Reserves -- continued

  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
                Ohio -- continued

$ 8,800,000     Centerville Variable Rate Demand Health Care Revenue Bonds                      VMIG-1      $ 8,800,000
                  (Bethany Lutheran Village Continuing Care Facilities Expansion
                  Project), Variable Rate Demand Bonds, 3.400%, 5/01/08+

  5,200,000     Port Authority of Cincinnati and Hamilton County, Daily Adjustable                 A-2        5,200,000
                  Economic Development Revenue Bonds (Kenwood Office Associates
                  Project), Series 1985, Variable Rate Demand Bonds, 3.500%, 9/01/25+

  1,200,000     Cuyahoga County, University Hospital of Cleveland, Series 1985, Variable        VMIG-1        1,200,000
                  Rate Demand Bonds, 3.550%, 1/01/16+

  5,120,000     County of Erie, Ohio, Adjustable Rate Demand Health Care Facilities             VMIG-1        5,120,000
                  Revenue Bonds (The Commons of Providence Project), Series 1996 B,
                  Variable Rate Demand Bonds, 3.450%, 10/01/21+

  3,685,000     County of Franklin, Ohio, Floating Rate Demand Hospital Financing                  N/R        3,685,000
                  Revenue Bonds, Series 1993 (Traditions at Mill Run Project), Variable
                  Rate Demand Bonds, 3.500%, 11/01/14+

  1,880,000     County of Hamilton, Ohio, Adjustable Rate Demand Healthcare Revenue                N/R        1,880,000
                  Bonds, Series 1995 (Community Limited Care Dialysis Center Project),
                  Variable Rate Demand Bonds, 3.350%, 9/01/05+
-----------------------------------------------------------------------------------------------------------------------
                Oregon -- 1.0%

  3,100,000     Port of Morrow (Portland G.E. Company Boardman Project), Variable               VMIG-1        3,100,000
                  Rate Demand Bonds, 3.500%, 10/01/13+
-----------------------------------------------------------------------------------------------------------------------
                Pennsylvania -- 3.4%

  3,250,000     The Pennsylvania State University Notes, Series of 1996,                         MIG-1        3,252,189
                  4.250%, 4/04/97

  4,000,000     City of Philadelphia, Pennsylvania, General Obligation Bonds,                   VMIG-1        4,000,000
                  Series 1990B, Commercial Paper, 3.550%, 4/10/97

  3,000,000     City of Philadelphia, Pennsylvania, Gas Works Revenue Notes,                      A-1+        3,000,000
                  Commercial Paper, Series B, 3.500%, 3/27/97
-----------------------------------------------------------------------------------------------------------------------
                Tennessee -- 4.4%

  6,800,000     The Public Building Authority of the City of Clarksville, Adjustable Rate         A-1+        6,800,000
                  Pooled Financing Revenue Bonds, Series 1994 (Tennessee Municipal
                  Bond Fund), Variable Rate Demand Bonds, 3.300%, 6/01/24+

  3,500,000     The Industrial Development Board of the County of Jackson, Variable                N/R        3,500,000
                  Rate Industrial Development Demand Revenue Bonds (Esselte Project),
                  Series 1985B, Variable Rate Demand Bonds, 3.550%, 8/01/15+

  3,000,000     The Public Building Authority of the County of Montgomery, Adjustable             A-1+        3,000,000
                  Rate Pooled Financing Revenue Bonds, Series 1985 (Tennessee
                  County Loan Pool), Variable Rate Demand Bonds, 3.300%, 3/01/25+

             =====

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


  Principal                                                                                                   Amortized
     Amount     Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------

                Texas -- 3.0%

$  4,000,000    State of Texas Tax and Revenue Anticipation Notes, Series 1996,                  MIG-1     $  4,023,588
                  4.750%, 8/29/97

   5,000,000    Southwest Higher Education Authority, Southern Methodist University,            VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.450%, 7/01/15+
-----------------------------------------------------------------------------------------------------------------------
                Utah -- 1.2%

   3,550,000    West Valley City Industrial Development (Johnson Matthey Project),                 N/R        3,550,000
                  Variable Rate Demand Bonds, 3.550%, 12/01/11+
-----------------------------------------------------------------------------------------------------------------------
                Virginia -- 2.9%

   3,000,000    Industrial Development Authority of Albemarle County, Variable Rate Health         A-1        3,000,000
                  Services Revenue Bonds (The University of Virginia Health Services
                  Foundation), Series 1996, Variable Rate Demand Bonds, 3.350%, 2/01/26+

   2,600,000    The Industrial Development Authority of the City of Norfolk, Floating              N/R        2,600,000
                  Rate Industrial Development Revenue Bonds (Norfolk-Virginia Beach-
                  Portsmouth MSA Limited Partnership Project), Variable Rate Demand
                  Bonds, 5.363%, 11/01/04+

   3,300,000    The Industrial Development Authority of the City of Richmond, Floating             N/R        3,300,000
                  Rate Industrial Development Revenue Bonds (Richmond MSA Limited
                  Partnership Project), Variable Rate Demand Bonds, 5.363%, 11/01/04+
-----------------------------------------------------------------------------------------------------------------------
                Washington -- 3.2%

   5,100,000    Washington Health Care Facilities Authority, Variable Rate Demand                  A-1        5,100,000
                  Revenue Bonds, Series 1984 (Adventist Health System-West/Walla
                  Walla General Hospital), Variable Rate Demand Bonds,
                  3.700%, 9/01/09+

   3,300,000    Washington State Housing Finance Commission, Nonprofit Revenue                   VMIG-1       3,300,000
                  Bonds (Crista Ministries Project), Series 1991A, Variable Rate
                  Demand Bonds, 3.300%, 7/01/11+

   1,400,000    Spokane County, Washington, Road Fund Tax Anticipation Notes,                       N/R       1,400,000
                  Series 1996B, 4.000%, 6/30/97
-----------------------------------------------------------------------------------------------------------------------
$302,172,500    Total Investments -- 99.4%                                                                  302,245,314
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.6%                                                         1,842,166
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $304,087,480
                =======================================================================================================

                * Ratings (not covered by the report of independent public accountants): rating. Using the higher of Standard & Poor's or Moody's

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

=====
17
                                 See accompanying notes to financial statements.

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $2,700,000    California Health Facilities Financing Authority (Sutter/CHS), Series           VMIG-1       $2,702,188
                  1996B, Variable Rate Demand Bonds, 3.350%, 7/01/12+

   2,000,000    California Health Facilities Financing Authority (Sutter/CHS),                  VMIG-1        2,000,000
                  Variable Rate Demand Bonds, 3.350%, 7/01/22+

   7,700,000    California Health Facilities Authority, Variable Rate Hospital Revenue          VMIG-1        7,700,000
                  Bonds, Adjustable Convertible Extendable Securities -- ACES
                  (Saint Francis Memorial Hospital), Series 1993B, Variable Rate
                  Demand Bonds, 3.200%, 11/01/19+

   3,000,000    California School Cash Reserve Program Authority, 1996 Pool Bonds                MIG-1        3,008,262
                  Series A, General Obligation Note, 4.750%, 7/02/97

   3,000,000    State of California 1996-97 Revenue Anticipation Notes,                          MIG-1        3,005,071
                  4.500%, 6/30/97

   2,001,000    State of California Department of Water Resources, Water Revenue                  A-1+        2,001,000
                  Commercial Paper Notes, Series 1, 3.350%, 5/23/97

   7,100,000    Certificates of Participation, California Statewide Communities                 VMIG-1        7,100,000
                  Development Authority, Northern California Retired Officers
                  Community, Variable Rate Demand Bonds, 3.350%, 6/01/26+

   4,430,000    Tri-Modal Variable Rate Revenue Refunding Certificates of                         A-1+        4,430,000
                  Participation (House Ear Institute), 1993 Series A, Variable Rate
                  Demand Bonds, 3.350%, 12/01/18+

   9,200,000    California Statewide Communities Development Authority,                         VMIG-1        9,200,000
                  Certificates of Participation, St. Joseph Health System Obligated
                  Group, Variable Rate Demand Bonds, 3.350%, 7/01/24+

   3,080,000    Chico Multifamily Housing (Sycamore Glen Project), Variable Rate                   N/R        3,080,000
                  Refunding Bonds, Series 1995, Variable Rate Demand Bonds,
                  3.590%, 4/07/14+

   4,500,000    Contra Costa Multifamily Mortgage Revenue Refunding (Delta Square               VMIG-1        4,500,000
                  Project), Series 1990A, Variable Rate Demand Bonds, 3.300%, 8/01/07+

   3,700,000    Fremont Multifamily Housing (Mission Wells Project), Series 1985E,                 A-1        3,700,000
                  Variable Rate Demand Bonds, 3.350%, 9/01/07+

   2,000,000    Grand Terrace Redevelopment Agency, Multifamily Housing                            A-1        2,000,000
                  (Mount Vernon Villas Project), Variable Rate Demand Bonds,
                  3.350%, 12/01/11+

   3,000,000    Hayward Housing Authority, Multifamily Mortgage Revenue                            A-1        3,000,000
                  Refunding Bonds,Series 1993A (Huntwood Terrace), Variable
                  Rate Demand Bonds, 3.400%, 3/01/27+

   3,860,000    Hillsborough Certificates of Participation, Water and Sewer System                 A-1        3,860,000
                  Project, Series 1995A, Variable Rate Demand Bonds, 3.700%, 6/01/15+


                18






                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $6,400,000    Irvine Ranch Water District, Consolidated                                         A-1+       $6,400,000
                  Bonds, Series 1985-B, 1986 Capital Improvement
                  Project, Variable Rate Demand Bonds,
                  3.250%, 10/01/09+

   3,100,000    Irvine Ranch Water District, Variable                                           VMIG-1        3,100,000
                  Rate Demand Bonds, 3.250%, 6/01/15+

   4,300,000    Irvine Ranch Water District, Variable                                           VMIG-1        4,300,000
                  Rate Demand Consolidated Refunding Bonds,
                  Series A, Variable Rate Demand Bonds,
                  3.250%, 5/01/09+

   9,000,000    Kern Community College District, Certificates                                      A-2        9,000,000
                  of Participation, Series 1995, Variable Rate
                  Demand Bonds, 3.950%, 1/01/25+

   4,855,000    City of Los Angeles (Studio Colony Project),                                    VMIG-1        4,855,000
                  Multifamily Housing Revenue Bonds, Variable
                  Rate Demand Bonds, 3.350%, 5/01/07+

   2,400,000    Los Angeles County, Tax and Revenue Anticipation                                 MIG-1        2,407,859
                  Notes, 1996-1997 Series A, 4.500%, 6/30/97

   2,500,000    The City of Los Angeles, Wastewater System,                                     VMIG-1        2,500,000
                  Commercial Paper Revenue Notes, 3.400%,
                  5/15/97

   8,400,000    Monterey County Financing Authority, Revenue                                    VMIG-1        8,400,000
                  Bonds (Reclamation and Distribution Project),
                  Series 1995A, Variable Rate Demand Bonds,
                  3.400%, 9/01/36+

   7,100,000    Oakland, California Certificates of Participation,                                 N/R        7,100,000
                  Project, Variable Rate Demand Capital Improvement
                  Bonds, 3.650%, 12/01/15+

   7,900,000    Orange County Apartment Development (Monarch Bay                                   A-1        7,900,000
                  Apartments Project), Variable Rate Demand Bonds,
                  3.300%, 10/01/07+

   3,800,000    Orange County (Robinson Ranch Apartments Project),                              VMIG-1        3,800,000
                  Variable Rate Demand Revenue Bonds, 3.450%,
                  11/01/08+

   1,500,000    Orange County Irvine Coast Assessment District                                  VMIG-1        1,500,000
                  #88-1, Variable Rate Demand Bonds, 3.400%,
                  9/02/18+

   4,200,000    Orange County Sanitation District, Certificates                                 VMIG-1        4,200,000
                  of Participation, Variable Rate Demand Bonds,
                  3.400%, 8/01/17+

   2,000,000    Orange County Water District, Variable Rate                                       A-1+        2,000,000
                  Rate Demand Bonds, 3.250%, 8/15/15+

   4,200,000    San Diego County Rincon Del Diablo Municipal Water                              VMIG-1        4,200,000
                  District, Rincon Public Facilities Corporation,
                  Commercial Paper, 3.850%, 5/01/97

   8,000,000    Sacramento Municipal Utility District, Series I,                                  A-1+        8,000,000
                  Commercial Paper Notes, 3.350%, 6/20/97

   1,200,000    San Bernardino Multifamily Housing (Castle Park                                 VMIG-1        1,200,000
                  Apartments), Variable Rate Demand Bonds, 3.550%,
                  11/01/05+


                19

                Portfolio of Investments
                California -- continued

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
$  2,500,000    San Bernardino County, 1996-1997 Tax and Revenue Anticipation                    MIG-1     $  2,504,986
                  Notes, 4.500%, 6/30/97

   2,000,000    San Bernardino County (1996 County Center Refinancing Project),                 VMIG-1        2,000,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.250%, 7/01/15+

   3,000,000    San Diego Housing Authority, Multifamily Housing Revenue Refunding                A-1+        3,000,000
                  Bonds, Series 1993-A, (Carmel Del Mar Apartments), Variable Rate
                  Demand Bonds, 3.200%, 12/01/15+

   3,000,000    San Diego County Teeter Obligation, Tax-Exempt Commercial Paper,                   A-1        3,000,000
                  3.350%, 5/22/97

   7,000,000    San Dimas Industrial Development Bonds (Bausch & Lomb                              N/R        7,000,000
                  Incorporated), Variable Rate Demand Bonds, 3.650%, 12/01/15+

   5,900,000    Santa Paula Public Financing Authority, Lease Revenue Bonds, Series                A-1        5,900,000
                  1996 Water System Acquisition Project, Variable Rate Demand
                  Bonds, 3.500%, 2/01/26+

   5,000,000    Southern California Public Power Authority, Transmission Project,               VMIG-1        5,000,000
                  Variable Rate Demand Bonds, 3.200%, 7/01/19+

   8,000,000    Torrance Hospital Revenue (Little Company of Mary Hospital --                      A-1        8,000,000
                  Torrance Memorial Hospital), Variable Rate Demand Bonds,
                  3.250%, 2/01/22+

     900,000    Turlock Irrigation District (Transmission Projects), 1996 Series A,             VMIG-1          900,000
                  Certificates of Participation, Variable Rate Demand Bonds,
                  3.150%, 1/01/26+

   2,640,000    Vista Multifamily Housing (Shadowridge Apartments), Variable Rate                 A-1+        2,640,000
                  Demand Bonds, 3.350%, 5/01/05+

   3,000,000    Washington Township Hospital District, 1984 Issue A, Variable Rate              VMIG-1        3,000,000
                  Demand Bonds, 3.350%, 1/01/16+
-----------------------------------------------------------------------------------------------------------------------
$185,066,000    Total Investments -- 99.7%                                                                  185,094,366
============-----------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.3%                                                           544,238
                -------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                         $185,638,604
                =======================================================================================================


                * Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                See accompanying notes to financial statements.
                20


                                                                                    Nuveen Municipal Money Market Funds
                                                                                        February 28, 1997 Annual Report
                Portfolio of Investments
                Massachusetts

   Principal                                                                                                  Amortized
      Amount    Description                                                                   Ratings*             Cost
-----------------------------------------------------------------------------------------------------------------------
  $1,000,000    Brookline General Obligation Bonds, Unlimited Tax -- Note,                         Aaa       $1,000,568
                  3.750%, 6/04/97

   2,000,000    Framingham General Obligation Bonds, Unlimited Tax -- Note,                        N/R        2,000,902
                  4.250%, 3/28/97

   1,500,000    Ipswich, Massachusetts Bond Anticipation Notes, General Obligation                 N/R        1,504,722
                  Unlimited Tax -- Note, 4.000%, 2/05/98

   2,000,000    Massachusetts Bay Transportation Authority, Series C, Commercial                  A-1+        2,000,000
                  Paper, 3.500%, 5/29/97

     500,000    The Commonwealth of Massachusetts, Dedicated Income Tax                         VMIG-1          500,000
                  Bonds, Fiscal Recovery Loan Act of 1990, Series B, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

   1,300,000    The Commonwealth of Massachusetts, Dedicated Income Tax Bonds,                  VMIG-1        1,300,000
                  Fiscal Recovery Loan Act of 1990, Series E, Variable Rate
                  Demand Bonds, 3.400%, 12/01/97

                Massachusetts Health and Educational Facilities Authority
                (Capital Asset Program), Variable Rate Demand Bonds:
     500,000      3.150%, 7/01/05+                                                              VMIG-1          500,000
   1,900,000      3.450%, 1/01/35+                                                              VMIG-1        1,900,000

   1,900,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,900,000
                  (Harvard University), Variable Rate Demand Bonds,
                  3.200%, 8/01/17+

   1,800,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,800,000
                  (Brigham and Women's Hospital), Variable Rate Demand Bonds,
                  3.200%, 7/01/17+

   1,200,000    Massachusetts Health and Educational Facilities Authority                       VMIG-1        1,200,000
                  (M.I.T. Project), Variable Rate Demand Bonds, 3.100%, 7/01/21+

   1,145,000    Massachusetts Industrial Finance Agency, Adjustable Rate                           N/R        1,145,000
                  Industrial Revenue Bonds (Jencoat/Levy Realty Trust), Variable
                  Rate Demand Bonds, 4.210%, 10/06/99+

     800,000    Massachusetts Industrial Finance Agency (Nova Realty Trust 1994                    P-1          800,000
                  Refunding), Variable Rate Demand Bonds, 3.100%, 12/01/02+

   1,940,000    Massachusetts Health and Educational Facilities Authority                          A-2        1,940,000
                  (Community Health Center Capital Fund), Variable Rate Demand
                  Bonds, 3.300%, 3/01/15+

   2,000,000    Massachusetts Industrial Finance Agency, Pollution Control Revenue                 A-1        2,000,000
                  Refunding (New England Power Company), Commercial Paper,
                  3.450%, 3/05/97

   1,900,000    Massachusetts Port Authority, Multimodal Revenue Refunding Bonds,               VMIG-1        1,900,000
                  Series 1995A, Variable Rate Demand Bonds, 3.350%, 7/01/15+


                21


               Portfolio of Investments
               Massachusetts -- continued

  Principal                                                                                        Amortized
     Amount    Description                                                           Ratings*           Cost
------------------------------------------------------------------------------------------------------------
$ 1,575,000    Massachusetts Industrial Finance Agency, Chestnut House Apartments         A-1    $ 1,575,000
                 (FHA Insurance), Variable Rate Demand Bonds, 3.150%, 8/01/26+

  1,900,000    Massachusetts Industrial Finance Agency (Showa Women's Institute        VMIG-1      1,900,000
                 Boston, Inc. 1994 Project), Variable Rate Demand Bonds,
                 3.400%, 3/15/04+

  1,000,000    Massachusetts Industrial Finance Agency (Emerson College Issue),           N/R      1,000,000
                 Series 1995, Variable Rate Demand Bonds, 3.100%, 1/01/15+

  1,900,000    Massachusetts Industrial Finance Agency, Edgewood Retirement            VMIG-1      1,900,000
                 Community Project, Series 1995-C, Variable Rate Demand Bonds,
                 3.350%, 11/15/25+

  1,000,000    Massachusetts Industrial Finance Agency (Lower Mills Associates            N/R      1,000,000
                LP), Series 1995, Variable Rate Demand Bonds, 3.100%, 12/01/20+

  1,800,000    Massachusetts Industrial Finance Agency (Newbury College),                 N/R      1,800,000
                 1996 Series, Variable Rate Demand Bonds, 3.100%, 6/01/21+

  1,800,000    Massachusetts Water Resources Authority, Series 1994,                     A-1+      1,800,000
                 Commercial Paper, 3.350%, 3/06/97

  1,500,000    Medway Massachusetts Bond Anticipation Notes, 4.000%, 6/13/97              N/R      1,501,812

  1,000,000    Natick Bond Anticipation Notes, General Obligation Unlimited Tax           N/R      1,001,436
                 -- Note, 3.750%, 2/27/98

    500,000    New Bedford Industrial Development Revenue Refunding (Cliftex              N/R        500,000
                 Corporation), Series 1989, Variable Rate Demand Bonds,
                 4.210%, 10/01/97

  1,000,000    Peabody Bond Anticipation Notes, General Obligation Unlimited Tax          N/R      1,001,431
                 -- Note, 4.150%, 8/15/97

    900,000    Puerto Rico Industrial Medical Education and Environmental                 A-1        900,000
                 Authority, Ana G. Mendez Educational Foundation (FEAGM Project),
                 Variable Rate Demand Bonds, 3.300%, 12/01/15+
------------------------------------------------------------------------------------------------------------
$39,260,000    Total Investments -- 95.7%                                                         39,270,871
===========-------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- 4.3%                                               1,753,607
               ---------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                $41,024,478
               =============================================================================================
               *      Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

               N/R -- Investment is not rated.

               +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.



               Portfolio of Investments                                   Nuveen Municipal Money Market Funds
                                                                              February 28, 1997 Annual Report
               New York
 Principal                                                                                          Amortized
    Amount     Description                                                           Ratings*            Cost
-------------------------------------------------------------------------------------------------------------
$1,000,000     Buffalo Revenue Anticipation Notes, 4.250%, 7/15/97                      MIG-1      $1,002,377

 1,000,000     Dutchess County Industrial Development Agency Industrial Development     A-1         1,000,000
                Revenue Bonds (Toys "R" US -- NYTEX Inc. Facility), Series 1984,
                Variable Rate Demand Bonds, 3.425%, 11/01/19+

 1,000,000     Great Neck Union Free School District In The County Of Nassau New York,  MIG-1       1,001,127
                Tax Anticipation Notes For 1996-1997, 4.250%, 6/30/97

   700,000     Guilderland Industrial Development Agency, Industrial Development        P-1           700,000
                Variable Rate Refunding Bonds, Series 1993A (Northeastern Ind. Park),
                Variable Rate Demand Bonds, 3.200%, 12/01/08+

 1,000,000     Nassau County Industrial Development Agency, Manhasset Associates        A-1         1,000,000
                Project, Series 1984, Variable Rate Demand Bonds, 3.250%, 12/01/99+

   300,000     Nassau County Industrial Development Agency, Cold Spring Harbor Series   A-1+          300,000
                1993, Variable Rate Demand Bonds, 3.400%, 7/01/23+

   385,000     New York City Housing Development Corporation (Parkgate Tower),          A-1+          385,000
                Variable Rate Demand Bonds, 3.250%, 12/01/07+

   300,000     New York City Housing Development Corporation (Columbus Gardens          A-1+          300,000
                Project), Variable Rate Demand Bonds, 3.200%, 2/01/07+

 1,000,000     New York City Industrial Development Agency, Refunding Revenue           A-1         1,000,000
                (LaGuardia Associates Project), Variable Rate Demand Bonds,
                3.400%, 12/01/15+

 1,100,000     New York City Trust for Cultural Resources (Guggenheim Foundation),      VMIG-1      1,100,000
                Variable Rate Demand Bonds, 3.300%, 12/01/15+

 1,000,000     New York City General Obligation Fiscal 1996 Series J-2, Commercial      A-1+        1,000,000
                Paper, 3.450%, 7/06/97

 1,000,000     New York City Series J-3, Commercial Paper, 3.550%, 5/30/97              A-1+        1,000,000

 1,000,000     Dormitory Authority of the State of New York (Sloan Kettering Cancer     A-1         1,000,000
                Center), Variable Rate Demand Bonds, 3.250%, 3/03/97

   900,000     New York State Dormitory Authority, Revenue Bonds, Series 1995,          VMIG-1        900,000
                (Beverwyck Inc.), Variable Rate Demand Bonds, 3.400%, 7/01/25+

 1,000,000     New York State Energy Research and Development Authority, Pollution      P-1         1,000,000
                Control Revenue (Central Hudson Gas and Electric Corporation),
                Variable Rate Demand Bonds, 3.200%, 11/01/20+

 2,400,000     New York State Energy Research and Development Authority, Pollution      N/R         2,400,000
                Control (Niagara Mohawk Power Corporation), Variable Rate Demand
                Bonds, 3.700%, 3/01/27+

 1,000,000     New York State Environmental Facilities Corporation (General Electric    A-1+        1,000,000
                Company), Commercial Paper, 3.450%, 6/27/97





                             Portfolio of Investments
                             New York -- continued

             Principal                                                                                                     Amortized
                Amount       Description                                                                     Ratings*           Cost
------------------------------------------------------------------------------------------------------------------------------------
           $ 1,200,000       New York State Housing Finance Agency (Normandie Court), Variable               VMIG-1     $  1,200,000
                               Rate Demand Bonds, 3.200%, 5/15/15+

               900,000       New York State Housing Finance Agency, Demand Revenue Bonds,                    VMIG-1          900,000
                               Series 1984-A (Mt. Sinai School of Medicine), Variable Rate
                               Demand Bonds, 3.300%, 11/01/14+

               765,000       New York State Job Development Authority, Series 1984E, Variable                 MIG-1          765,000
                               Rate Demand Bonds, 3.700%, 3/01/99+

             1,200,000       New York Local Government Assistance Corp., Series 1995E, Variable              VMIG-1        1,200,000
                               Rate Demand Bonds, 3.200%, 4/01/25+

             1,000,000       New York State Medical Care Facilities Finance Agency (Lenox Hill               VMIG-1        1,000,000
                               Hospital), Variable Rate Demand Bonds, 3.250%, 11/01/08+

             1,200,000       New York State Medical Care Facilities Finance Agency (Children's               VMIG-1        1,200,000
                               Hospital of Buffalo), Variable Rate Demand Bonds,
                               3.400%, 11/01/05+

             1,000,000       Sayville UFSD General Obligation Tax Anticipation Notes,                         MIG-1        1,001,704
                               4.500%, 6/26/97

             1,100,000       Village of Southampton, Suffolk County, New York, Anticipation                      N/R       1,103,040
                               Notes, 1997, 4.000%, 2/13/98

               500,000       Syracuse Industrial Development Agency, Multi-Modal                             VMIG-1          500,000
                               Interchangeable Rate, Civic Facility Revenue Bonds, (Syracuse
                               University), Variable Rate Demand Bonds, 3.300%, 3/01/23+

               400,000       Triborough Bridge and Tunnel Authority Special Obligation, Variable              MIG-1          400,000
                               Rate Demand Bonds, Series 1994, 3.200%, 1/01/24+

               500,000       Yonkers Industrial Development Agency, Series 1989 Civic Facility               VMIG-1          500,000
                               Revenue Bonds, Variable Rate Demand Bonds, 3.150%, 7/01/19+
------------------------------------------------------------------------------------------------------------------------------------
           $25,850,000      Total Investments -- 97.4%                                                                   25,858,248
=======================-------------------------------------------------------------------------------------------------------------
                            Other Assets Less Liabilities -- 2.6%                                                          688,053
                            --------------------------------------------------------------------------------------------------------
                            Net Assets -- 100%                                                                         $26,546,301
                            ========================================================================================================

                            *    Ratings (not covered by the report of
                                 independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                            N/R--Investment is not rated.

                            + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
                                 This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

Statement of Net Assets

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                Reserves              CA              MA             NY
-----------------------------------------------------------------------------------------------------------------------

Assets
Investments in short-term municipal securities,
at amortized cost (note 1)                                  $302,245,314    $185,094,366     $39,270,871    $25,858,248
Cash                                                             961,970         222,102         623,305        456,427
Receivables:
  Interest                                                     1,796,319         821,593         227,624        122,943
  Investments sold                                                    --               -       1,060,000        220,000
Other assets                                                      18,613          14,186          15,483          7,845
-----------------------------------------------------------------------------------------------------------------------
    Total assets                                             305,022,216     186,152,247      41,197,283     26,665,463
-----------------------------------------------------------------------------------------------------------------------
Liabilities
Accrued expenses:
  Management fees (note 4)                                       114,301          54,527          12,387          8,154
  Other                                                          177,952          67,513          72,516         50,699
Dividends payable                                                642,483         391,603          87,902         60,309
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                                            934,736         513,643         172,805        119,162
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding (note 3)        $304,087,480    $185,638,604     $41,024,478    $26,546,301
=======================================================================================================================
Shares outstanding:
  Service Plan series                                                 --      95,306,430       9,964,264        414,071
  Distribution Plan series                                            --      57,489,607      27,082,874     26,115,563
  Institutional series                                                --      32,842,567       3,977,340         16,667
-----------------------------------------------------------------------------------------------------------------------
Total shares outstanding                                     304,087,480     185,638,604      41,024,478     26,546,301
=======================================================================================================================
Net asset value, offering and redemption price per share
  (net assets divided by shares outstanding)                       $1.00           $1.00           $1.00          $1.00
=======================================================================================================================



                                                                        See accompanying notes to financial statements.

Statement of Operations
Year ended February 28, 1997



                                                                        Reserves
--------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                 $11,181,059
--------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                            1,543,853
  12b-1 expense (note 4)                                                141,601
  Shareholders' servicing agent fees and expenses                       459,638
  Custodian's fees and expenses                                          95,010
  Directors' fees and expenses (note 4)                                   5,661
  Professional fees                                                      56,561
  Shareholders' reports -- printing and mailing expenses                112,921
  Federal and state registration fees                                    40,661
  Other expenses                                                         25,832
--------------------------------------------------------------------------------
Total expenses before expense reimbursement                           2,481,738
  Expense reimbursement from investment adviser (note 4)               (165,912)
--------------------------------------------------------------------------------
Net expenses                                                          2,315,826
--------------------------------------------------------------------------------
Net investment income                                                 8,865,233
Net gain (loss) from investment transactions (notes 1 and 2)                  -
--------------------------------------------------------------------------------
Net increase in net assets from operations                          $ 8,865,233
================================================================================



                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                    California Money Market
                                                                  ------------------------------------------------------------
                                                                                  Distribution
                                                                  Service Plan            Plan     Institutional
                                                                        series          series            series         Total
------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                 $2,449,983      $2,251,066        $1,698,717    $6,399,766
------------------------------------------------------------------------------------------------------------------------------

Expenses
  Management fees (note 4)                                             281,392         258,625           195,771       735,788
  12b-1 expense (note 4)                                                86,592          61,766                --       148,358
  Shareholders' servicing agent fees and expenses                        4,862          32,159               229        37,250
  Custodian's fees and expenses                                         23,466          22,054            16,175        61,695
  Directors' fees and expenses (note 4)                                  2,114           1,328               506         3,948
  Professional fees                                                      3,038           2,724             1,469         7,231
  Shareholders' reports -- printing and mailing expenses                 6,940          11,197             3,251        21,388
  Federal and state registration fees                                    2,366           3,230             4,274         9,870
  Other expenses                                                         4,218           4,674             3,328        12,220
------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                            414,988         397,757           225,003     1,037,748
  Expense reimbursement from investment adviser (note 4)               (28,060)        (42,073)               --       (70,133)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           386,928         355,684           225,003       967,615
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                2,063,055       1,895,382         1,473,714     5,432,151
Net gain (loss) from investment transactions (notes 1 and 2)                --              --                --            --
------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                          $2,063,055      $1,895,382        $1,473,714    $5,432,151
==============================================================================================================================









                                 See accompanying notes to financial statements.

Statement of Operations -- continued
Year ended February 28, 1997

                                                                                     Massachusetts Money Market
                                                                     ----------------------------------------------------------
                                                                     Service Plan Distribution Plan Institutional
                                                                           series            series        series         Total
-------------------------------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                    $  990,723        $  913,895    $  151,058    $2,055,676
-------------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fees (note 4)                                                117,258           107,737        17,805       242,800
  12b-1 expense (note 4)                                                   36,759            25,412             -        62,171
  Shareholders' servicing agent fees and expenses                           1,287            34,571           774        36,632
  Custodian's fees and expenses                                            29,751            28,528         4,729        63,008
  Directors' fees and expenses (note 4)                                     1,507             1,621           276         3,404
  Professional fees                                                         8,722             9,968         1,690        20,380
  Shareholders' reports -- printing and mailing expenses                   16,218            31,343           156        47,717
  Federal and state registration fees                                       2,273               978         1,125         4,376
  Other expenses                                                            2,614             2,485           415         5,514
-------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                               216,389           242,643        26,970       486,002
  Expense reimbursement from investment adviser (note 4)                  (55,049)          (94,603)       (2,481)     (152,133)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                              161,340           148,040        24,489       333,869
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                     829,383           765,855       126,569     1,721,807
Net gain (loss) from investment transactions (notes 1 and 2)                 (134)             (365)          (53)         (552)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $  829,249        $  765,490    $  126,516    $1,721,255
===============================================================================================================================
                                                                                     See accompanying notes to financial statements.

           ====
           28

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                                                                                        New York Money Market
                                                                 -----------------------------------------------------------------
                                                                 Service Plan    Distribution Plan   Institutional
                                                                       series               series          series           Total
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                   $14,354            $ 975,592            $574       $ 990,520
----------------------------------------------------------------------------------------------------------------------------------

Expenses
   Management fees (note 4)                                             1,671              113,406              66         115,143
   12b-1 expense                                                          133               11,444               -          11,577
   Shareholders' servicing agent fees and expenses                      1,318               32,710              25          34,053
   Custodian's fees and expenses                                          653               44,475              26          45,154
   Directors' fees and expenses (note 4)                                   20                1,372               -           1,392
   Professional fees                                                      248               17,143              11          17,402
   Shareholders' reports -- printing and mailing expenses               1,014               35,929              53          36,996
   Federal and state registration fees                                    182                  649               3             834
   Other expenses                                                          44                2,929               2           2,975
----------------------------------------------------------------------------------------------------------------------------------
Total expenses before expense reimbursement                             5,283              260,057             186         265,526
   Expense reimbursement from investment adviser (note 4)              (2,985)            (104,103)            (95)       (107,183)
----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            2,298              155,954              91         158,343
----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  12,056              819,638             483         832,177
Net gain (loss) from investment transactions (notes 1 and 2)                -                    -               -               -
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            $12,056            $ 819,638            $483       $ 832,177
==================================================================================================================================

    ====
    29                           See accompanying notes to financial statements.

Statement of Changes in Net Assets


                                                                           Reserves
                                                                 ------------------------------
                                                                     Year ended     Year ended
                                                                        2/28/97        2/29/96
-----------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   8,865,233   $  10,864,878
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                           --              --
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                           8,865,233      10,864,878
-----------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (8,865,233)    (10,864,878)
-----------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                   423,698,103     808,776,352
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               8,439,437      10,240,006
-----------------------------------------------------------------------------------------------
                                                                   432,137,540     819,016,358
-----------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (467,712,524)   (830,960,291)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (35,574,984)    (11,943,933)
Net assets at the beginning of year                                339,662,464     351,606,397
-----------------------------------------------------------------------------------------------
Net assets at the end of year                                    $ 304,087,480   $ 339,662,464
===============================================================================================


                                 See accompanying notes to financial statements.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/28/97
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   2,063,055        $   1,895,382   $   1,473,714   $   5,432,151
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           2,063,055            1,895,382       1,473,714       5,432,151
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (2,063,055)          (1,895,382)     (1,473,714)     (5,432,151)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)

Net proceeds from sale of shares                                   138,494,313           60,809,468     209,608,538     408,912,319
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,919,782            1,593,201          47,282       3,560,265
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   140,414,095           62,402,669     209,655,820     412,472,584
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (115,829,598)         (77,933,155)   (211,205,458)   (404,968,211)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       24,584,497          (15,530,486)     (1,549,638)      7,504,373
Net assets at the beginning of year                                 70,721,933           73,020,093      34,392,205     178,134,231
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  95,306,430        $  57,489,607   $  32,842,567   $ 185,638,604
===================================================================================================================================


                                                                                      California Money Market
                                                                 ------------------------------------------------------------------
                                                                                         Year ended 2/29/96
                                                                 ------------------------------------------------------------------
                                                                  Service Plan    Distribution Plan   Institutional
                                                                        series               series          series           Total
-----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                            $   1,933,448        $   2,282,992   $   1,255,971   $   5,472,411
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                    -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                           1,933,448            2,282,992       1,255,971       5,472,411
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                              (1,933,448)          (2,282,992)     (1,255,971)     (5,472,411)
-----------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of share                                    137,297,132          130,907,267     212,399,556     480,603,955
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                               1,633,671            1,762,239           3,093       3,399,003
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   138,930,803          132,669,506     212,402,649     484,002,958
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                           (109,980,788)        (126,806,592)   (228,782,833)   (465,570,213)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       28,950,015            5,862,914     (16,380,184)     18,432,745
Net assets at the beginning of year                                 41,771,918           67,157,179      50,772,389     159,701,486
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                    $  70,721,933        $  73,020,093   $  34,392,205   $ 178,134,231
===================================================================================================================================


                                 See accompanying notes to financial statements.




                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    829,383        $    765,855   $    126,569   $   1,721,807
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                         (134)               (365)           (53)           (552)
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             829,249             765,490        126,516       1,721,255
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (829,249)           (765,490)      (126,516)     (1,721,255)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    44,456,256          21,736,601     12,606,653      78,799,510
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 897,029             748,887         37,305       1,683,221
---------------------------------------------------------------------------------------------------------------------------------
                                                                    45,353,285          22,485,488     12,643,958      80,482,731
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (73,639,600)        (21,681,856)   (12,216,797)   (107,538,253)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions      (28,286,315)            803,632        427,161     (27,055,522)
Net assets at the beginning of year                                 38,250,579          26,279,242      3,550,179      68,080,000
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $  9,964,264        $ 27,082,874   $  3,977,340   $  41,024,478
=================================================================================================================================


                                                                                    Massachusetts Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan  Institutional
                                                                        series              series         series           Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                             $    970,086        $    770,798   $    106,132   $   1,847,016
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -              -               -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             970,086             770,798        106,132       1,847,016
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                (970,086)           (770,798)      (106,132)     (1,847,016)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                    77,847,781          24,524,563     16,474,350     118,846,694
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                 960,638             758,160         46,176       1,764,974
---------------------------------------------------------------------------------------------------------------------------------
                                                                    78,808,419          25,282,723     16,520,526     120,611,668
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                            (68,289,392)        (23,240,661)   (14,005,907)   (105,535,960)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions       10,519,027           2,042,062      2,514,619      15,075,708
Net assets at the beginning of year                                 27,731,552          24,237,180      1,035,560      53,004,292
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                     $ 38,250,579        $ 26,279,242   $  3,550,179   $  68,080,000
=================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                              Nuveen Municipal Money Market Funds
                                                                                                  February 28, 1997 Annual Report

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/28/97
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  12,056        $    819,638         $   483   $    832,177
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              12,056             819,638             483        832,177
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (12,056)           (819,638)           (483)      (832,177)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                        57,000          12,254,309               -     12,311,309
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  11,184             794,185               -        805,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                        68,184          13,048,494               -     13,116,678
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (208,572)        (18,564,379)              -    (18,772,951)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions         (140,388)         (5,515,885)              -     (5,656,273)
Net assets at the beginning of year                                    554,459          31,631,448          16,667     32,202,574
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 414,071        $ 26,115,563         $16,667   $ 26,546,301
=================================================================================================================================

                                                                                       New York Money Market
                                                                  ---------------------------------------------------------------
                                                                                        Year ended 2/29/96
                                                                  ---------------------------------------------------------------
                                                                  Service Plan   Distribution Plan   Institutional
                                                                        series              series          series          Total
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                $  16,065        $    968,690         $   533   $    985,288
Net realized gain (loss) from investment transactions
  (notes 1 and 2)                                                            -                   -               -              -
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              16,065             968,690             533        985,288
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)                                 (16,065)           (968,690)           (533)      (985,288)
---------------------------------------------------------------------------------------------------------------------------------
Common Share Transactions
  (at constant net asset value of $1 per share) (note 1)
Net proceeds from sale of shares                                       364,272          36,230,907               -     36,595,179
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions                                  13,053             942,307               -        955,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                       377,125          37,173,214               -     37,550,539
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                               (462,939)        (35,339,438)              -    (35,802,377)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from share transactions          (85,614)          1,833,776               -      1,748,162
Net assets at the beginning of year                                    640,073          29,797,672          16,667     30,454,412
---------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                        $ 554,459        $ 31,631,448         $16,667   $ 32,202,574
=================================================================================================================================


See accompanying notes to financial statements.

Notes to Financial Statements


1. General Information and Significant Accounting Policies
At February 28, 1997, the money market Funds (the "Funds") covered in this report are Nuveen Tax-Free Reserves, Inc., a nationally diversified Fund, Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds).

The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies. Each Fund invests in tax-exempt money market instruments. Shares of the state Funds are issued in three series:
(1) the "Service Plan" series intended for purchase by or through banks and other organizations who have agreed to perform certain services for their customers who are shareholders of this series of the Fund, (2) the "Distribution Plan" series intended for purchase by or through securities dealers who have agreed to perform distribution and administrative services for their customers who are shareholders of this series of the Fund and (3) the "Institutional" series intended for purchase by trustees, bank trust departments and investment bankers or advisers.

Each Fund issues its own shares at net asset value, which the Fund will seek to maintain at $1.00 per share, without a sales charge.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Investments in each of the Funds consist of short-term municipal securities maturing within one year from the date of acquisition. Securities with a maturity of more than one year in all cases have variable rate and demand features qualifying them as short-term securities and are traded and valued at amortized cost. On a dollar-weighted basis, the average maturity of all such securities must be 90 days or less (at February 28, 1997, the dollar-weighted average life was 33 days for Reserves, 22 days for California Money Market, 48 days for Massachusetts Money Market and 47 days for New York Money Market).

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At February 28, 1997, there were no such purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


Dividends and Distributions to Shareholders
Tax-exempt net investment income, adjusted for realized short-term gains and losses on investment transactions, is declared as a dividend to shareholders of record as of the close of each business day and payment is made or reinvestment is credited to shareholder accounts after month-end.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its tax-exempt net investment income, including any net realized capital gains from investment transactions. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes for the California, Massachusetts and New York Money Market Funds, to retain such tax-exempt status when distributed to the shareholders of the Funds. All income dividends paid during the fiscal year ended February 28, 1997, have been designated Exempt Interest Dividends.

Insurance Commitments
The Funds have obtained commitments (each a "Commitment") from Municipal Bond Investors Assurance Corporation ("MBIA") with respect to certain designated bonds held by the Funds for which credit support is furnished by banks ("Approved Banks") approved by MBIA under its established credit approval standards. Under the terms of a Commitment, if a Fund were to determine that certain adverse circumstances relating to the financial condition of the Approved Banks had occurred, the Fund could cause MBIA to issue a "while-in-fund" insurance policy covering the underlying bonds; after time and subject to further terms and conditions, the Fund could obtain from MBIA an "insured-to-maturity" insurance policy as to the covered bonds. Each type of insurance policy would insure payment of interest on the bonds and payment of principal at maturity. Although such insurance would not guarantee the market value of the bonds or the value of the Funds' shares, the Funds believe that their ability to obtain insurance for such bonds under such adverse circumstances will enable the Funds to hold or dispose of such bonds at a price at or near their par value.

Derivative Financial Instruments
The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended February 28, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Securities Transactions
Purchases and sales (including maturities) of investment securities during the fiscal year ended February 28, 1997, were as follows:


                            Reserves            CA            MA           NY
-----------------------------------------------------------------------------
Purchases               $871,686,296  $403,699,606  $148,958,093  $41,915,309
Sales and Maturities     904,765,000   395,942,000   179,764,679   47,958,387
-----------------------------------------------------------------------------

At February 28, 1997, the cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for all Funds.

3. Composition of Net Assets
At February 28, 1997, the Funds had common stock authorized at $.01 par value per share. The composition of net assets as well as the number of authorized shares were as follows:

                                      Reserves                  CA                  MA                  NY
----------------------------------------------------------------------------------------------------------
Capital paid in:
  Service Plan series           $            -      $   95,306,430      $    9,964,264      $      414,071
  Distribution Plan series                   -          57,489,607          27,082,874          26,115,563
  Institutional series                       -             842,567           3,977,340              16,667
----------------------------------------------------------------------------------------------------------
Net assets                      $  304,087,480      $  185,638,604      $   41,024,478      $   26,546,301
----------------------------------------------------------------------------------------------------------
Authorized shares                2,000,000,000       2,350,000,000       2,500,000,000       2,500,000,000
----------------------------------------------------------------------------------------------------------

4. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of the John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

                                                         Management fees
                                               ------------------------------------
Average daily net asset value                   Reserves                 CA, MA, NY
-----------------------------------------------------------------------------------
For the first $500 million                     .500 of 1%                .400 of 1%
For the next $500 million                      .475 of 1                 .375 of 1
For net assets over $1 billion                 .450 of 1                 .350 of 1
-----------------------------------------------------------------------------------

Also, pursuant to a distribution agreement with the Funds, John Nuveen & Co. Incorporated (the "Distributor"), a wholly owned subsidiary of the John Nuveen Company, pays sales and promotion expenses in connection with the offering of Fund shares. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and a Service Plan pursuant to which the Distribution Plan series and the Service Plan series and the Distributor pay, in equal amounts, fees to securities dealers and service organizations for services rendered in the distribution of shares of the Funds or the servicing of shareholder accounts. For Reserves, total service payments to such securities dealers and organizations on an

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



annualized basis range from .1 of 1% to .2 of 1% of the average daily net asset value of serviced accounts up to $10 million and .3 of 1% for such assets over $10 million. For the California, Massachusetts and New York Money Market Funds, total service payments to such securities dealers and organizations are .25 of 1% per year of the average daily net asset value of serviced accounts.

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee and each Fund's share of service payments under the Distribution and Service Plans, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities and, to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Reserves, and .55 of 1% of the average daily net asset value of the California, Massachusetts and New York Money Market Funds.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

5. Investment Composition
Each Fund invests in municipal securities which include general obligation and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                    Reserves    CA    MA    NY
-------------------------------------------------------------------------------
Revenue Bonds:
  Pollution Control Facilities                            30%    4%   11%   33%
  Health Care Facilities                                  25    24    19    16
  Educational Facilities                                   4     -    23     7
  Housing Facilities                                       5    21     7     7
  Water/Sewer Facilities                                   2    18     5     -
  Lease Rental Facilities                                  -    10     -     -
  Electric Utilities                                       4     7     -     -
  Transportation                                           2     -     5     -
  Other                                                   12     1     -    10
General Obligation Bonds                                  13    15    30    27
Escrowed Bonds                                             3     -     -     -
-------------------------------------------------------------------------------
                                                         100%  100%  100%  100%
-------------------------------------------------------------------------------

In addition, certain temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third-party domestic or foreign banks or other institutions (94% for Reserves, 97% for California Money Market, 80% for Massachusetts Money Market and 84% for New York Money Market) (see note 1).

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows.

                                                Income from
                                           Investment Operations              Less Distributions
                                         -------------------------         -------------------------


                                                               Net
                                    Net               realized and          Dividends                           Net         Total
                                  asset                 unrealized          from tax-                         asset        return
                                  value         Net    gain (loss)         exempt net  Distributions          value        on net
                              beginning  investment           from         investment   from capital         end of         asset
RESERVES                      of period     income*    investments             income          gains         period         value
----------------------------------------------------------------------------------------------------------------------------------

Year ended,
  2/28/97                        $1.000       $.029         $    -            $(.029)         $    -         $1.000          2.87%
  2/29/96                         1.000        .032              -             (.032)              -          1.000          3.23
  2/28/95                         1.000        .025              -             (.025)              -          1.000          2.46
  2/28/94                         1.000        .018              -             (.018)              -          1.000          1.84
  2/28/93                         1.000        .023              -             (.023)              -          1.000          2.34
5 months ended 2/29/92            1.000        .015              -             (.015)              -          1.000          1.45

Year ended,
  9/30/91                         1.000        .046              -             (.046)              -          1.000          4.57
  9/30/90                         1.000        .055              -             (.055)              -          1.000          5.45
  9/30/89                         1.000        .057              -             (.057)              -          1.000          5.70
  9/30/88                         1.000        .045              -             (.045)              -          1.000          4.52
----------------------------------------------------------------------------------------------------------------------------------

          * Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (see note 4 of the Notes to Financial Statements).

          ** Effective for the fiscal year ended June 30, 1991, and thereafter, the Fund has presented the per share data by series.

          *** Effective for the fiscal year ended April 30, 1991, and thereafter, the Fund has presented the per share data by series.

          +    Annualized.

          ++ Represents combined per share data and ratios for the Service Plan, Distribution Plan and Institutional series.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report

                      Ratios/Supplemental Data
--------------------------------------------------------------------

                                    Ratio                      Ratio
                                   of net                     of net
                    Ratio of   investment      Ratio of   investment
                    expenses    income to      expenses    income to
                  to average      average    to average      average
                  net assets   net assets    net assets   net assets
    Net assets        before       before         after        after
 end of period    reimburse-   reimburse-    reimburse-   reimburse-
(in thousands)          ment         ment         ment*        ment*
--------------------------------------------------------------------

      $304,087           .80%        2.82%         .75%        2.87%
       339,662           .79         3.18          .75         3.22
       351,606           .78         2.40          .75         2.43
       404,201           .80         1.78          .75         1.83
       450,746           .74         2.35          .74         2.35
       477,127           .75+        3.48+         .75+        3.48+
       451,808           .72         4.56          .72         4.56
       430,206           .73         5.45          .73         5.45
       390,258           .72         5.69          .72         5.69
       409,653           .73         4.52          .73         4.52
--------------------------------------------------------------------



                                               Income from
                                           Investment Operations          Less Distributions
                                         -------------------------    ---------------------------
                                                               Net
                                    Net               realized and     Dividends                        Net     Total
                                  asset                 unrealized          from                      asset    return
                                  value         Net    gain (loss)    tax-exempt    Distributions     value    on net
                              beginning  investment           from    investment     from capital    end of     asset
CALIFORNIA**                  of period     income*    investments        income            gains    period     value
---------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series            $1.000       $.029    $         -       $(.029)    $           -    $1.000      2.94%
  Distribution Plan series        1.000        .029              -        (.029)                -     1.000      2.94
  Institutional series            1.000        .030              -        (.030)                -     1.000      3.02
Year ended 2/29/96
  Service Plan series             1.000        .033              -        (.033)                -     1.000      3.32
  Distribution Plan series        1.000        .033              -        (.033)                -     1.000      3.31
  Institutional series            1.000        .034              -        (.034)                -     1.000      3.40
Year ended 2/28/95
  Service Plan series             1.000        .026              -        (.026)                -     1.000      2.59
  Distribution Plan series        1.000        .026              -        (.026)                -     1.000      2.60
  Institutional series            1.000        .027              -        (.027)                -     1.000      2.69
Year ended 2/28/94
  Service Plan series             1.000        .019              -        (.019)                -     1.000      1.94
  Distribution Plan series        1.000        .019              -        (.019)                -     1.000      1.92
  Institutional series            1.000        .021              -        (.021)                -     1.000      2.07
Year ended 2/28/93
  Service Plan series             1.000        .023              -        (.023)                -     1.000      2.28
  Distribution Plan series        1.000        .023              -        (.023)                -     1.000      2.29
  Institutional series            1.000        .024              -        (.024)                -     1.000      2.36
8 months ended 2/29/92
  Service Plan series             1.000        .024              -        (.024)                -     1.000      2.39
  Distribution Plan series        1.000        .024              -        (.024)                -     1.000      2.39
  Institutional series            1.000        .025              -        (.025)                -     1.000      2.45
Year ended 6/30/91
  Service Plan series             1.000        .047              -        (.047)                -     1.000      4.70
  Distribution Plan series        1.000        .047              -        (.047)                -     1.000      4.70
  Institutional series            1.000        .048              -        (.048)                -     1.000      4.80
Year ended,
  6/30/90++                       1.000        .054              -        (.054)                -     1.000      5.37
  6/30/89++                       1.000        .056              -        (.056)                -     1.000      5.62
  6/30/88++                       1.000        .043              -        (.043)                -     1.000      4.28
---------------------------------------------------------------------------------------------------------------------

             See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report



                     Ratios/Supplemental Data
-------------------------------------------------------------------

                                    Ratio                     Ratio
                                   of net                    of net
                    Ratio of   investment     Ratio of   investment
                    expenses    income to     expenses    income to
                  to average      average   to average      average
                  net assets   net assets   net assets   net assets
    Net assets        before       before        after        after
 end of period    reimburse-   reimburse-   reimburse-   reimburse-
(in thousands)          ment         ment        ment*        ment*
-------------------------------------------------------------------
      $ 95,306          .59%        2.89%         .55%        2.93%
        57,490          .61         2.87          .55         2.93
        32,843          .46         3.01          .46         3.01
        70,722          .56         3.28          .54         3.30
        73,020          .62         3.23          .55         3.30
        34,392          .46         3.39          .46         3.39
        41,772          .59         2.15          .55         2.19
        67,157          .64         2.47          .55         2.56
        50,772          .47         2.74          .47         2.74
       415,238          .53         1.94          .53         1.94
        72,380          .73         1.74          .55         1.92
        32,299          .41         2.06          .41         2.06
       469,812          .57         2.24          .55         2.26
        80,652          .62         2.19          .55         2.26
        24,156          .47         2.33          .47         2.33
       478,886          .56+        3.53+         .55+        3.54+
        91,670          .61+        3.48+         .55+        3.54+
        18,334          .45+        3.64+         .45+        3.64+
       431,590          .57         4.65          .55         4.67
        90,031          .61         4.61          .55         4.67
        22,342          .45         4.77          .45         4.77
       452,465          .59         5.34          .55         5.38
       362,927          .57         5.68          .55         5.70
       207,897          .59         4.27          .55         4.31
-------------------------------------------------------------------


                                                               Income from
                                                           Investment Operations               Less Distributions
                                                      -----------------------------      -----------------------------


                                                                                Net
                                               Net                     realized and       Dividends                          Net
                                             asset                       unrealized            from                        asset
                                             value             Net       gain (loss)     tax-exempt      Distributions     value
                                         beginning      investment             from      investment       from capital     end of
                                         of period          income*     investments          income              gains     period
-----------------------------------------------------------------------------------------------------------------------------------

Year ended 2/28/97
  Service Plan series                      $1.000           $.028            $   -        $(.028)             $   -        $1.000
  Distribution Plan series                  1.000            .028                -         (.028)                 -         1.000
  Institutional series                      1.000            .028                -         (.028)                 -         1.000

Year ended 2/29/96
  Service Plan series                       1.000            .032                -         (.032)                 -         1.000
  Distribution Plan series                  1.000            .032                -         (.032)                 -         1.000
  Institutional series                      1.000            .032                -         (.032)                 -         1.000

Year ended 2/28/95
  Service Plan series                       1.000            .025                -         (.025)                 -         1.000
  Distribution Plan series                  1.000            .025                -         (.025)                 -         1.000
  Institutional series                      1.000            .026                -         (.026)                 -         1.000

Year ended 2/28/94
   Service Plan series                      1.000            .018                -         (.018)                 -         1.000
   Distribution Plan series                 1.000            .017                -         (.017)                 -         1.000
   Institutional series                     1.000            .018                -         (.018)                 -         1.000

Year ended 2/28/93
   Service Plan series                      1.000            .023                -         (.023)                 -         1.000
   Distribution Plan series                 1.000            .023                -         (.023)                 -         1.000
   Institutional series                     1.000            .023                -         (.023)                 -         1.000

Year ended 2/29/92
   Service Plan series                      1.000            .032                -         (.032)                 -         1.000
   Distribution Plan series                 1.000            .032                -         (.032)                 -         1.000
   Institutional series                     1.000            .032                -         (.032)                 -         1.000

Year ended 4/30/91
   Service Plan series                      1.000            .053                -         (.053)                 -         1.000
   Distribution Plan series                 1.000            .053                -         (.053)                 -         1.000
   Institutional series                     1.000            .053                -         (.053)                 -         1.000

Year ended,
   4/30/90++                                1.000            .057                -         (.057)                 -         1.000
   4/30/89++                                1.000            .050                -         (.050)                 -         1.000
   4/30/88++                                1.000            .043                -         (.043)                 -         1.000



                                             Total
                                            return
                                            on net
                                             asset
MASSACHUSETTS****                            value
-----------------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                        2.84%
  Distribution Plan series                   2.84
  Institutional series                       2.84

Year ended 2/29/96
  Service Plan series                        3.17
  Distribution Plan series                   3.17
  Institutional series                       3.18

Year ended 2/28/95
  Service Plan series                        2.53
  Distribution Plan series                   2.53
  Institutional series                       2.61

Year ended 2/28/94
   Service Plan series                       1.77
   Distribution Plan series                  1.74
   Institutional series                      1.80

Year ended 2/28/93
   Service Plan series                       2.33
   Distribution Plan series                  2.33
   Institutional series                      2.34

Year ended 2/29/92
   Service Plan series                       3.22
   Distribution Plan series                  3.22
   Institutional series                      3.24

Year ended 4/30/91
   Service Plan series                       5.30
   Distribution Plan series                  5.30
   Institutional series                      5.30

Year ended,
   4/30/90++                                 5.70
   4/30/89++                                 5.00
   4/30/88++                                 4.29
------------------------------------------------------------------------------------------------------------------------------------

                       See notes on page 40

                                                                                                 Nuveen Municipal Money Market Funds
                                                                                                     February 28, 1997 Annual Report




                                   Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
                                                  Ratio                                      Ratio
                                                 of net                                     of net
                            Ratio of         investment             Ratio of            investment
                            expenses          income to             expenses             income to
                          to average            average           to average               average
                          net assets         net assets           net assets            net assets
        Net assets            before             before               before                before
     end of period        reimburse-         reimburse-           reimburse-            reimburse-
    (in thousands)              ment               ment                 ment*                 ment*
----------------------------------------------------------------------------------------------------

          $ 9,964               .74%               2.64%                 .55%                 2.83%
           27,083               .90                2.49                  .55                  2.84
            3,977               .61                2.78                  .55                  2.84

           38,251               .63                3.06                  .55                  3.14
           26,279               .84                2.87                  .55                  3.16
            3,550               .57                3.12                  .54                  3.15

           27,732               .61                2.49                  .55                  2.55
           24,237               .82                2.28                  .55                  2.55
            1,036               .47                2.63                  .47                  2.63

           38,576               .55                1.88                  .52                  1.91
           27,773               .76                1.67                  .55                  1.88
            3,406               .49                1.93                  .49                  1.93


           40,214               .73                2.16                  .55                  2.34
           27,993               .82                2.07                  .55                  2.34
            5,325               .58                2.31                  .55                  2.34


           61,476               .62+               3.73+                 .55+                 3.80+
           34,509               .72+               3.63+                 .55+                 3.80+
            8,917               .53                3.82+                 .53+                 3.82+

           37,979               .68                5.12                  .55                  5.25
           33,809               .76                5.04                  .55                  5.25
           14,973               .54                5.26                  .54                  5.26

           53,631               .74                5.48                  .55                  5.67
           31,319               .76                4.97                  .55                  5.18
           35,614               .75                4.03                  .48                  4.30
----------------------------------------------------------------------------------------------------

                                                  Income from
                                             Investment Operations           Less Distributions
                                           --------------------------    ---------------------------
                                                                  Net
                                    Net                  realized and     Dividends                        Net     Total
                                  asset                    unrealized          from                      asset    return
                                  value           Net     gain (loss)    tax-exempt    Distributions     value    on net
                              beginning    investment            from    investment     from capital    end of     asset
NEW YORK***                   of period       income*     investments        income            gains    period     value
-------------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series            $1.000         $.029           $   -        $(.029)           $   -    $1.000      2.90%
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.90
  Institutional series            1.000          .029               -         (.029)               -     1.000      2.90

Year ended 2/29/96
  Service Plan series             1.000          .032               -         (.032)               -     1.000      3.20
  Distribution Plan series        1.000          .032               -         (.032)               -     1.000      3.20
  Institutional series            1.000          .032               -         (.032)               -     1.000      3.20

Year ended 2/28/95
  Service Plan series             1.000          .024               -         (.024)               -     1.000      2.36
  Distribution Plan series        1.000          .024               -         (.024)               -     1.000      2.37
  Institutional series            1.000          .023               -         (.023)               -     1.000      2.28

Year ended 2/28/94
  Service Plan series             1.000          .015               -         (.015)               -     1.000      1.51
  Distribution Plan series        1.000          .015               -         (.015)               -     1.000      1.51
  Institutional series            1.000          .015               -         (.015)               -     1.000      1.51

Year ended 2/28/93
  Service Plan series             1.000          .020               -         (.020)               -     1.000      2.02
  Distribution Plan series        1.000          .020               -         (.020)               -     1.000      2.02
  Institutional series            1.000          .020               -         (.020)               -     1.000      2.02

10 months ended 2/29/92
  Service Plan series             1.000          .029               -         (.029)               -     1.000      2.94
  Distribution Plan series        1.000          .029               -         (.029)               -     1.000      2.94
  Institutional series            1.000          .030               -         (.030)               -     1.000      2.97

Year ended 4/30/91
  Service Plan series             1.000          .047               -         (.047)               -     1.000      4.73
  Distribution Plan series        1.000          .047               -         (.047)               -     1.000      4.73
  Institutional series            1.000          .047               -         (.047)               -     1.000      4.73

Year ended,
  4/30/90++                       1.000          .054               -         (.054)               -     1.000      5.36
  4/30/89++                       1.000          .050               -         (.050)               -     1.000      4.95
  4/30/88++                       1.000          .041               -         (.041)               -     1.000      4.10
-------------------------------------------------------------------------------------------------------------------------

See notes on page 40.

                                             Nuveen Municipal Money Market Funds
                                                 February 28, 1997 Annual Report


                                                            Ratios/Supplemental Data
                              -------------------------------------------------------------------------------------
                                                 Ratio of net                       Ratio of net
                                    Ratio of       investment         Ratio of        investment
                                 expenses to        income to      expenses to         income to
                                  Net assets      average net      average net       average net       average net
                               end of period    assets before    assets before      assets after      assets after
NEW YORK***                   (in thousands)    reimbursement    reimbursement    reimbursement*    reimbursement*
-------------------------------------------------------------------------------------------------------------------
Year ended 2/28/97
  Service Plan series                $   414             1.27%            2.17%              .55%             2.89%
  Distribution Plan series            26,116              .92             2.52               .55              2.89
  Institutional series                    17             1.12             2.33               .55              2.90

Year ended 2/29/96
  Service Plan series                    554             1.92             1.82               .55              3.19
  Distribution Plan series            31,631              .94             2.80               .55              3.19
  Institutional series                    17             1.38             2.37               .55              3.20

Year ended 2/28/95
  Service Plan series                    640              .95             1.98               .55              2.38
  Distribution Plan series            29,798              .79             2.14               .55              2.38
  Institutional series                    17             2.14              .79               .55              2.38

Year ended 2/28/94
  Service Plan series                    557             1.49              .69               .55              1.63
  Distribution Plan series            27,886              .78             1.40               .55              1.63
  Institutional series                    17             4.60            (2.42)              .55              1.63

Year ended 2/28/93
  Service Plan series                    529             1.17             1.42               .55              2.04
  Distribution Plan series            34,827              .78             1.81               .55              2.04
  Institutional series                    17            19.33           (16.59)              .55              2.19

10 months ended 2/29/92
  Service Plan series                  1,934              .87+            3.19+              .55+             3.51+
  Distribution Plan series            45,259              .71+            3.35+              .55+             3.51+
  Institutional series                    17            11.89+           (7.83)+             .55+             3.51+

Year ended 4/30/91
  Service Plan series                  1,653              .88             4.39               .55              4.72
  Distribution Plan series            41,446              .69             4.58               .55              4.72
  Institutional series                    17              .62             4.65               .55              4.72

Year ended,
  4/30/90++                           41,602              .71             5.18               .55              5.34
  4/30/89++                           30,262              .86             4.74               .55              5.05
  4/30/88++                           17,016             1.03             3.54               .50              4.07
-------------------------------------------------------------------------------------------------------------------

Report of Independent Public Accountants



To the Board of Directors and Shareholders of Nuveen Tax-Free Reserves, Inc.
Nuveen California Tax-Free Fund, Inc.
Nuveen Tax-Free Money Market Fund, Inc.:

We have audited the accompanying statements of net assets of Nuveen Tax-Free Reserves, Inc. (a Maryland Corporation), Nuveen California Tax-Free Fund, Inc. (comprising the Nuveen California Tax-Free Money Market Fund) (a Maryland Corporation) and Nuveen Tax-Free Money Market Fund, Inc. (comprising the Nuveen Massachusetts and New York Tax-Free Money Market Funds) (a Minnesota Corporation), including the portfolios of investments, as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting Nuveen Tax-Free Reserves, Inc., Nuveen California Tax-Free Fund, Inc. and Nuveen Tax-Free Money Market Fund, Inc. as of February 28, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP

Chicago, Illinois
April 11, 1997

Nuveen California Tax-Free Money Market Fund
February 28, 1997 Annual Report

                           California
                           Shareholder Meeting Report


                           On February 28, 1997, the Nuveen California Tax-Free Money Market Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                           Service   Distribution  Institutional
                                         Portfolio      Portfolio      Portfolio
--------------------------------------------------------------------------------
Election of the Fund's
Board of Directors
--------------------------------------------------------------------------------
 (A)  Bremner            For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (B)  Brown              For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (C)  Dean               For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (D)  Impellizzeri       For            61,177,310     19,076,491     45,291,091
                         Withhold              760        144,980         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (E)  Rosenheim          For            61,177,310     19,076,919     45,291,091
                         Withhold              760        144,552         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (F)  Sawers             For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (G)  Schneider          For            61,177,310     19,108,011     45,291,091
                         Withhold              760        113,460         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------
 (H)  Schwertfeger       For            61,177,310     19,108,440     45,291,091
                         Withhold              760        113,031         40,798
                         -------------------------------------------------------
                         Total          61,178,070     19,221,471     45,331,889
--------------------------------------------------------------------------------


                            Shareholder Information


Nuveen Family of Mutual Funds

Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth and Income Funds

Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds/1/

State Funds
Alabama            Michigan
Arizona            Missouri
California/2/      New Jersey/3/
Colorado           New Mexico
Connecticut        New York/2/
Florida/3/         North Carolina
Georgia            Ohio
Kansas             Pennsylvania
Kentucky/4/        South Carolina
Louisiana          Tennessee
Maryland           Virginia
Massachusetts/2/   Wisconsin

1.  Long-term, insured long-term, intermediate-term and limited-term portfolios.
2.  Long-term and insured long-term portfolios.
3.  Long-term and intermediate-term portfolios.
4.  Long-term and limited-term portfolios.


To purchase additional shares of your Nuveen Money Market Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you give your investment the added growth potential of long-term compounding.

For more information on the service options listed above, call your adviser, or Nuveen at (800) 621-7227.

                               Fund Information


Board of Directors
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004-2413


Transfer Agent, Shareholder Services and Dividend Disbursing Agent Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, CO 80217-5330

(800) 621-7227


Legal Counsel
Fried, Frank, Harris, Shriver
  & Jacobsen
Washington, D.C.


Public Accountants
Arthur Andersen LLP
Chicago, Illinois

                               Serving Investors
                                for Generations

                   [PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.

NUVEEN

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227


                                                                      MAN-1-4.97

                           PART C--OTHER INFORMATION

                    NUVEEN TAX-FREE MONEY MARKET FUND, INC.

                             333 West Wacker Drive

                            Chicago, Illinois 60606

                           PART C--OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS.
(a) Financial statements:

  Included in the Prospectus:

    Financial Highlights

  Included in the Statement of Additional Information through incorporation by reference to the Registrant's Annual Report:

    Portfolio of Investments, February 28, 1997

    Statement of Net Assets, February 28, 1997

    Statement of Operations, Year Ended February 28, 1997

    Statement of Changes in Net Assets, Years Ended February 28, 1997 and February 29, 1996

    Report of Independent Public Accountants dated April 11, 1997

(b) Exhibits

  1. Articles of Incorporation of Registrant, as amended. Filed as Exhibit 1 to Post-Effective Amendment No. 7 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-8371) and incorporated herein by reference thereto.
  2.    By-Laws of Registrant, as amended. Filed as Exhibit 2 to Post-Effective
        Amendment No. 8 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-8371) and incorporated herein by reference thereto.
  3.    Not applicable.
  4.    Specimen certificates of shares of Capital Stock of Registrant.
  5(a). Investment Management Agreement between Registrant and Nuveen Advisory
        Corp., dated July 30, 1986. Filed as Exhibit 5(a) to Post-Effective
        Amendment No. 9 to the Registrant's Registration Statement on Form N-1A
        (File No. 33-8371) and incorporated herein by reference thereto.
  5(b). Amendment, dated April 30, 1990, to Investment Management Agreement.
        Filed as Exhibit 5(b) to Post-Effective Amendment No. 9 to the
        Registrant's Registration Statement on Form N-1A (File No. 33-8371) and incorporated herein by reference thereto.
  5(c). Renewal, dated May 7, 1996, of Investment Management Agreement.
  6(a). Distribution Agreement between Registrant and John Nuveen & Co.
        Incorporated, dated July 30, 1986. Filed as Exhibit 6 to Registrant's
        Registration Statement on Form N-1A (File No. 33-8371) and incorporated herein by this reference thereto.
  6(b). Renewal, dated July 26, 1996, of Distribution Agreement.

  7.    Not applicable.
  8(a). Custody Agreement, dated October 1, 1993, between Registrant and United
        States Trust Company of New York. Filed as Exhibit 8 to Post-Effective
        Amendment No. 8 to Registrant's Registration Statement on Form N-1A
        (File No. 33-8371) and incorporated herein by reference thereto.
  8(b). Letter evidencing assignment of U.S. Trust Company of New York's rights and responsibilities under The Custody Agreement to The Chase Manhattan
        Bank, N.A. Filed as Exhibit 8(b) to Post-Effective Amendment No. 10 to
        Registrant's Registration Statement on Form N-1A (File No. 33-8371) and incorporated herein by reference thereto.
  9(a). Transfer Agency Agreement between Registrant and Shareholder Services,
        Inc., dated December 19, 1994 filed as Exhibit 9(a) to Post-Effective
        Amendment No. 9 to Registrant's Registration Statement on Form N-1A
        (File No. 33-8371) and incorporated herein by reference thereto.
  9(b). Amendment No. 1 to Transfer Agency Agreement dated July 1, 1996.
  9(c). Service Plan adopted with respect to shares of the Registrant's Service
        Plan Series. Filed as Exhibit 9(b) to Registrant's Registration
        Statement on Form N-1A (File No. 33-8371) and incorporated herein by this reference thereto.
  9(d). Service Agreement, as amended, relating to the Service Plan and adopted with respect to shares of the Registrant's Service Plan Series. Filed as Exhibit 9(c) to Post-Effective Amendment No. 2 to Registrant's
        Registration Statement on Form N-1A (File 33-8371) and incorporated herein by reference thereto.
 10.    Opinion of Fried, Frank, Harris, Shriver & Jacobson.
 11.    Consent of Independent Public Accountants.
 12.    Not applicable.
 13.    Subscription Agreement of Nuveen Advisory Corp., dated July 30, 1986.
        Filed as Exhibit 13 to Registrant's Registration Statement on Form N-1A
        (File No. 33-8371) and incorporated herein by this reference thereto.
 14.    Not applicable.
 15(a). Distribution Plan adopted under Rule 12b-1 with respect to shares of the Registrant's Distribution Plan Series. Filed as Exhibit 15 to
        Registrant's Registration Statement on Form N-1A (File No. 33-8371) and incorporated herein by this reference thereto.
 15(b). Distribution and Service Agreement, as amended, relating to the Distribution Plan and adopted with respect to shares of the Registrant's Distribution Plan Series. Filed as Exhibit 15(b) to Post-
        Effective Amendment No. 2 to Registrant's Registration Statement on
        Form N-1A (File No. 33-8371) and incorporated herein by this reference thereto.
 16.    Schedule of Computation of Yield Figures.
 17.    Financial Data Schedule.
 18.    Not applicable.
 99(a). Agreement for a Money Market Fund Insurance Program. Filed as Exhibit
        18 to Post-Effective Amendment No. 8 to Registrant's Registration
        Statement on Form N-1A (File No. 33-8371) and incorporated herein by reference thereto.

 99(b). Certified copy of resolution of Board of Directors authorizing the signing of the names of directors and officers on the Registration
        Statement pursuant to power of attorney.
 99(c). Original Powers of Attorney of all Registrant's Directors authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute the Registration Statement.
 99(d). Code of Ethics and Reporting Requirements. Filed as Exhibit 99(d) to
        Post-Effective Amendment No. 9 to the Registrant's Registration
        Statement on Form N-1A (File No. 33-8371) and incorporated herein by reference thereto.

ITEM 25: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 26: NUMBER OF HOLDERS OF SECURITIES

At April 7, 1997:

      TITLE OF SERIES                                   NUMBER OF RECORD HOLDERS
      ---------------                                   ------------------------
      Massachusetts Fund--Distribution Plan Series.....          2,068
      Massachusetts Fund--Service Plan Series..........            180
      Massachusetts Fund--Institutional Series.........              0
      New York Fund--Distribution Plan Series..........          1,991
      New York Fund--Service Plan Series...............            148
      New York Fund--Institutional Series..............             10

ITEM 27: INDEMNIFICATION
Article EIGHTH of the Registrant's Articles of Incorporation provides as fol-lows:

  EIGHTH: To the maximum extent permitted by the Minnesota Business Corpora-tion Act, as from time to time amended, the Corporation shall indemnify its currently acting and its former directors, officers, employees and agents, and those persons who, at the request of the Corporation serve or have served another corporation, partnership, joint venture, trust or other en-terprise in one or more such capacities. The indemnification provided for herein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled.

  Expenses (including attorneys' fees) incurred in defending a civil or crim-inal action, suit or proceeding (including costs connected with the prepa-ration of a settlement) may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding, if authorized by the Board of Directors in the specific case, upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay that amount of the advance which exceeds the amount which it is ultimately de-termined that he is entitled to receive from the Corporation by reason of indemnification as authorized herein; provided, however, that prior to mak-ing any such advance at least one of the following conditions shall have been met: (1) the indemnitee shall provide a security for his undertaking, (2) the Corporation shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party directors of the Corporation, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

  Nothing in these Articles of Incorporation or in the By-Laws shall be deemed to protect or provide indemnification to any director or officer of the Corporation against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfea-sance, bad faith, gross negligence or reckless disregard of the duties in-volved in the conduct of his office ("disabling conduct"), and the Corpora-tion shall not indemnify any of its officers or directors against any lia-bility to the Corporation or to its security holders unless a determination shall have been made in the manner provided hereafter that such liability has not arisen from such officer's or director's disabling conduct. A de-termination that an officer or director is entitled to indemnification shall have been properly made if it is based upon (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the indemnitee was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disa-bling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in the In-vestment Company Act of 1940 nor parties to the proceeding, or (b) an inde-pendent legal counsel in a written opinion.

The directors and officers of the Registrant are covered by an Investment Trust Errors and Omission policy in the aggregate amount of $20,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involve willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of the Regis-trant or where he or she had reasonable cause to believe this conduct was un-lawful).

ITEM 28: BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Nuveen Advisory Corp. serves as investment adviser to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Flagship Admiral Funds Inc., Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., and Nuveen Tax-Free Reserves, Inc. It also serves as investment adviser to the following closed-end management investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Munici-pal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen Califor-nia Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Invest-ment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality

Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen In-sured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Pre-mier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen In-sured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Mu-nicipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Premium In-come Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Mis-souri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Mu-nicipal Fund, Nuveen California Premium Income Municipal Fund and Nuveen In-sured Premium Income Municipal Fund 2. Nuveen Advisory Corp. has no other cli-ents or business at the present time. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois, 60606.

For a description of other business, profession, vocation or employment of a substantial nature in which any director or officer, other than Timothy R. Schwertfeger and Anthony T. Dean, of the investment adviser has engaged during the last two years for his account or in the capacity of director, officer, em-ployee, partner or trustee, see the descriptions under "Management" in the Statement of Additional Information.

Timothy R. Schwertfeger is Chairman and Director of Nuveen Advisory Corp., the investment adviser. Mr. Schwertfeger has, during the last two years, been Chairman and formerly Executive Vice President and Director of The John Nuveen Company, John Nuveen & Co. Incorporated, and Nuveen Institutional Advisory Corp. Anthony T. Dean is President and Director of Nuveen Advisory Corp., the investment adviser. Mr. Dean has, during the last two years, been Executive Vice President and Director of The John Nuveen Company and John Nuveen & Co. Incorporated; and Director of Nuveen Institutional Advisory Corp.

ITEM 29: PRINCIPAL UNDERWRITERS

(a) John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Mu-nicipal Trust, Nuveen California Tax-Free Fund, Inc., Nuveen Tax-Free Money

Market Fund, Inc., Nuveen Tax-Exempt Money Market Fund, Inc., Nuveen Tax-Free Reserves, Inc., Flagship Admiral Funds Inc., and Nuveen Investment Trust. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Ex-empt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as a co-managing underwriter of the shares of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal In-come Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Perfor-mance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Mu-nicipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Munic-ipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Munici-pal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen In-sured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Pre-mium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Munici-pal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachu-setts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Washington Premium Income Municipal Fund, Nuveen Connecticut Pre-mium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfo-lio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen In-sured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free In-come Portfolio 3.

(b)

NAME AND PRINCIPAL          POSITIONS AND OFFICES          POSITIONS AND OFFICES
BUSINESS ADDRESS            WITH UNDERWRITER               WITH REGISTRANT
--------------------------------------------------------------------------------
Timothy R. Schwertfeger     Chairman of the Board,         Chairman of the Board
333 West Wacker Drive       Chief Executive Officer        and Director
Chicago, IL 60606           and Director

NAME AND PRINCIPAL       POSITIONS AND OFFICES         POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH UNDERWRITER              WITH REGISTRANT
-------------------------------------------------------------------------------
Anthony T. Dean          President                     President and Director
333 West Wacker Drive    and Director
Chicago, IL 60606
John P. Amboian          Executive Vice President      None
333 West Wacker Drive    and Chief Financial Officer
Chicago, IL 60606
Bruce Bedford            Executive Vice President      Executive Vice President
333 West Wacker Drive
Chicago, IL 60606
William Adams IV         Vice President                None
333 West Wacker Drive
Chicago, IL 60606
Richard P. Davis         Vice President                None
One South Main Street
Dayton, OH 45402
Clifton L. Fenton        Vice President                None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan     Vice President                Vice President
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy           Vice President                None
333 West Wacker Drive
Chicago, IL 60606
Robert D. Freeland       Vice President                None
333 West Wacker Drive
Chicago, IL 60606
Michael G. Gaffney       Vice President                None
333 West Wacker Drive
Chicago, IL 60606
Anna R. Kucinskis        Vice President                Vice President
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer   Vice President                None
333 West Wacker Drive
Chicago, IL 60606

NAME AND PRINCIPAL           POSITIONS AND OFFICES             POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER                  WITH REGISTRANT
------------------------------------------------------------------------------------
Larry W. Martin              Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
O. Walter Renfftlen          Vice President and                Vice President and
333 West Wacker Drive        Controller                        Controller
Chicago, IL 60606
Stuart W. Rogers             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
H. William Stabenow          Vice President and                Vice President and
333 West Wacker Drive        Treasurer                         Treasurer
Chicago, IL 60606
Paul C. Williams             Vice President                    None
333 West Wacker Drive
Chicago, IL 60606
Gifford R. Zimmerman         Vice President and                Vice President and
333 West Wacker Drive        Assistant Secretary               Assistant Secretary
Chicago, IL 60606

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS
Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois, 60606, main-tains Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings, contracts and all advisory material of the investment adviser.

The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Advisory Corp. or Shareholder Services, Inc.

Shareholder Services, Inc., P.O. Box 5330, Denver, Colorado, 80217-5330, main-tains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

ITEM 31: MANAGEMENT SERVICES
Not applicable.

ITEM 32: UNDERTAKINGS
Not applicable.

                                  SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT CERTIFIES THAT THIS REGISTRATION STATEMENT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS UNDER PARAGRAPH (B) OF RULE 485 UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATE-MENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THIS CITY OF CHICAGO, AND STATE OF ILLINOIS, ON THE 3RD DAY OF JUNE, 1997.

                                        NUVEEN TAX-FREE MONEY MARKET FUND,
                                        INC.

                                             /s/ Gifford R. Zimmerman
                                        ---------------------------------------
                                         Gifford R. Zimmerman, Vice President

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.

           SIGNATURE                     TITLE                       DATE
           ---------                     -----                       ----
 /s/ O. Walter Renfftlen
-------------------------------
      O. Walter Renfftlen       Vice President and               June 3, 1997
                                 Controller (Principal
                                 Financial and
                                 Accounting Officer)

    Timothy R. Schwertfeger     Chairman of the Board
                                 and Director (Principal
                                 Executive Officer)
        Anthony T. Dean         President and Director
       Robert P. Bremner        Director
       Lawrence H. Brown        Director
     Anne E. Impellizzeri       Director

     Margaret K. Rosenheim      Director                   /s/  Gifford R.
        Peter R. Sawers         Director                    Zimmerman
     William J. Schneider       Director            By_________________________
                                                        Gifford R. Zimmerman
                                                          Attorney-in-Fact


                                                          June 3, 1997

AN ORIGINAL POWER OF ATTORNEY AUTHORIZING, AMONG OTHERS, GIFFORD R. ZIMMERMAN AND LARRY W. MARTIN TO EXECUTE THIS REGISTRATION STATEMENT, AND AMENDMENTS THERETO, FOR EACH OF THE OFFICERS AND DIRECTORS OF REGISTRANT ON WHOSE BEHALF THIS REGISTRATION STATEMENT IS FILED, HAS BEEN EXECUTED AND IS FILED AS AN EX-HIBIT.

C-10